                              Pacific Capital Funds
--------------------------------------------------------------------------------
                               Semi-Annual Report





                                                          As of January 31, 2003






                        [LOGO OF Pacific Capital Funds]


 MUTUAL FUNDS: . ARE NOT FDIC INSURED . HAVE NO BANK GUARANTEE . MAY LOSE VALUE

  PACIFIC CAPITAL FAMILY OF FUNDS

--------------------------------------------------------------------------------
          Total Return for the Period Ended 1/31/03
                 Aggregate                      Average Annual

                                                  Fund Information    Six-Months      1-Year       5-Year    10-Year+

                                                Max. Sales
                                                  Charge
   Pacific Capital Funds               Class      (POP)*   Inception    NAV/POP       NAV/POP      NAV/POP    NAV/POP
   New Asia Growth Fund/3/           Class A      5.25%     2/15/95  -13.63 -18.13 -16.35 -20.73  2.04  0.93   --   --
                                     Class B/1/   5.00%      3/2/98  -13.96 -18.26 -16.48 -19.82  1.40  1.21   --   --
                                     Class Y       --       2/15/95  -13.49     -- -16.03     --  2.28    --   --   --
  ---------------------------------------------------------------------------------------------------------------------
   International Stock Fund/3/       Class A      5.25%     12/8/98  -11.46 -16.07 -18.73 -22.95   --    --   --   --
                                     Class B/1/   5.00%    12/20/98  -11.65 -16.07 -18.99 -22.23   --    --   --   --
                                     Class Y       --       12/2/98  -11.18     -- -18.17     --   --    --   --   --
  ---------------------------------------------------------------------------------------------------------------------
   Small Cap Fund/2/                 Class A      5.25%     12/8/98   -4.56  -9.55 -12.49 -17.06   --    --   --   --
                                     Class B/1/   5.00%    12/20/98   -4.96  -9.12 -13.19 -16.23   --    --   --   --
                                     Class Y       --       12/3/98   -4.45     -- -12.25     --   --    --   --   --
  ---------------------------------------------------------------------------------------------------------------------
   Growth Stock Fund/5/              Class A      4.00%     11/1/93   -7.10 -10.85 -32.10 -34.79 -2.84 -3.63 6.13 5.70
                                     Class B/1/   5.00%      3/2/98   -7.40 -12.03 -32.56 -35.26 -3.46 -3.55 5.79 5.79
                                     Class Y       --      10/14/94   -6.94   --   -31.85   --   -2.53   --  6.39  --
  ---------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund/5/         Class A      4.00%    10/14/94   -6.64 -10.36 -27.07 -30.00 -3.49 -4.28 6.09 5.66
                                     Class B/1/   5.00%      3/2/98   -7.05 -11.70 -27.68 -30.57 -4.23 -4.36 5.68 5.68
                                     Class Y       --      10/14/98   -6.60   --   -26.99   --   -3.30   --  6.31  --
  ---------------------------------------------------------------------------------------------------------------------
   Value Fund                        Class A      4.00%     12/8/98   -7.49 -11.16 -23.65 -26.74   --    --   --   --
                                     Class B/1/   5.00%    12/13/98   -7.80 -12.40 -24.20 -27.23   --    --   --   --
                                     Class Y       --       12/3/98   -7.36     -- -23.51     --   --    --   --   --
  ---------------------------------------------------------------------------------------------------------------------
   Diversified Fixed Income Fund/5/  Class A      4.00%    10/14/94    5.35   1.12  10.76   6.29  6.63  5.76 6.52 6.09
                                     Class B/1/   5.00%      3/2/98    4.97  -0.03   9.96   5.96  5.90  5.74 6.16 6.16
                                     Class Y       --      10/14/94    5.56     --  11.10     --  6.89    -- 6.84   --
  ---------------------------------------------------------------------------------------------------------------------
   Tax-Free Securities Fund/4,5/     Class A      4.00%    10/14/94    2.79  -1.30   7.29   3.02  4.97  4.11 5.61 5.18
                                     Class B/1/   5.00%      3/2/98    2.50  -2.50   6.49   2.49  4.29  4.12 5.26 5.26
                                     Class Y       --      10/14/94    2.92     --   7.54     --  5.23    -- 5.90   --
  ---------------------------------------------------------------------------------------------------------------------
   Short Intermediate U.S.           Class A      2.25%    12/13/93    2.74   0.44   6.82   4.38  5.71  5.24   --   --
   Government Securities Fund/6/     Class Y       --      10/14/94    2.75     --   7.06     --  5.99    --   --   --
  ---------------------------------------------------------------------------------------------------------------------
   Tax-Free Short Intermediate       Class A      2.25%    10/14/94    2.05  -0.26   5.02   2.62  4.09  3.63 3.91 3.68
   Securities Fund/4,5/              Class Y       --      10/14/94    2.17     --   5.37     --  4.35    -- 4.21   --
  ---------------------------------------------------------------------------------------------------------------------
   Ultra Short Government Fund       Class A/7/   1.75%      8/1/00    1.22  -0.52   3.25   1.47    --    --   --   --
                                     Class B/7/   5.00%      8/1/00    0.84  -4.16   2.48  -1.52    --    --   --   --
                                     Class Y       --        6/1/00    1.25     --   3.40     --    --    --   --   --
  ---------------------------------------------------------------------------------------------------------------------

                                      Since
                                    Inception



 Pacific Capital Funds              NAV/POP
 New Asia Growth Fund/3/           -0.15 -0.82
                                   -0.55 -0.55
                                    0.07    --
----------------------------------------------
 International Stock Fund/3/       -7.32 -8.50
                                   -7.91 -8.26
                                   -7.02    --
----------------------------------------------
 Small Cap Fund/2/                  8.59  7.21
                                    7.76  7.38
                                    8.81    --
----------------------------------------------
 Growth Stock Fund/5/               9.45  9.28
                                    9.31  9.31
                                    9.55   --
----------------------------------------------
 Growth and Income Fund/5/          7.94  7.76
                                    7.77  7.77
                                    8.19   --
----------------------------------------------
 Value Fund                        -5.19 -6.12
                                   -5.86 -6.24
                                   -4.94    --
----------------------------------------------
 Diversified Fixed Income Fund/5/   4.67  4.50
                                    4.52  4.52
                                    4.95    --
----------------------------------------------
 Tax-Free Securities Fund/4,5/      3.43  3.27
                                    3.30  3.30
                                    3.70    --
----------------------------------------------
 Short Intermediate U.S.            5.13  4.87
 Government Securities Fund/6/      5.38    --
----------------------------------------------
 Tax-Free Short Intermediate        4.42  4.26
 Securities Fund/4,5/               4.71    --
----------------------------------------------
 Ultra Short Government Fund        5.26  4.56
                                    4.53  3.48
                                    5.51    --
----------------------------------------------

* Public Offering Price
/1/ Class B Shares were not in existence prior to the indicated inception date.
    Performance calculated for any period up to and through the indicated inception date is based upon the performance of Class A Shares, which does not reflect the higher 12b-1 fees or the contingent deferred sales charge
    (CDSC). Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
/2/ Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
/3/ International investing involves increased risk and volatility.
/4/ The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
/5/ The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund ("Commingled") accounts advised by Pacific Century Trust and managed the same as the Fund's in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Diversified Fixed Income Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds' commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore we were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.
/6/ The performance for the Class Y Shares of the Pacific Capital Short
    Intermediate U.S. Government Securities Fund, prior to the date of commencement of operations (10/14/94), is based on the performance of Class A Shares without sales charge.
/7/ The performance for Class A and B shares of the Pacific Capital Ultra Short
    Government Fund prior to the date of commencement of operations (8/1/00), is based on the performance of Class Y Shares, which does not reflect the higher 12b-1 fees or the CDSC. Had the CDSC and higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
+ The Class B CDSC is not included in the above performance due to the fact that CDSC charges do not apply after 6 years.
Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less that the original cost.

  Letter to Shareholders

Dear Shareholders:

The six-month period between August 1, 2002 and January 31, 2003 was characterized by volatility in the economy and the stock market, and gains by fixed-income securities. Stocks fell during the period: The Dow Jones Industrial Average/1/ lost 7.82%, while the Standard & Poor's 500 Stock Index/1/ dropped -5.26%.

The economy during the period was hampered by weak corporate spending, rising oil prices, the west-coast dockworkers' strike and fears about geopolitical crises such as the potential war with Iraq, saber-rattling by North Korea and instability in Venezuela. Economic growth was solid at the beginning of the period. Gross domestic product/1/ (GDP) grew 4.0% during the third calendar quarter and then slowed entering the fourth quarter, as anxiety about tensions with Iraq and the possible repercussions of a war in the Middle East caused business leaders to delay spending plans. Those problems were exacerbated by the dockworkers' strike, which made it difficult for manufacturers to sell their products. Rising oil prices, which have the same effect as increased taxes, also contributed to the economic slowdown. As a result, GDP grew by just 1.4% during the fourth calendar quarter.

In November, the Federal Reserve Board (the "Fed") lowered short-term interest rates from 1.75% to 1.25% in an attempt to reinvigorate the economy. That interest-rate reduction was the 12th time the Fed has lowered rates during the current easing cycle.

Consumer spending remained solid during the period, helping to prop up the economy. Consumers benefited from historically low mortgage rates, which allowed them to refinance home loans and free up cash. The period also witnessed an increasing amount of cash going towards savings. This trend could dampen economic growth in the short-term, but may provide greater stability in consumer spending over the long-term.

That environment hurt stocks, as investors worried about the direction of the economy and the potential for war with Iraq. Stocks gained to begin the period but soon slumped as investors were spooked by corporate profit warnings and signs that the economy might slow, as well as rising political tensions. Conversely, corporate profit reports proved stronger than expected, and stocks rallied in the fall. Large-cap growth stocks led that rally, as investors speculated that an economic recovery would boost earnings for those firms. Stocks fell again in December and January, however, as economic data proved discouraging and fears about war caused investors to delay stock purchases.

Bonds outperformed stocks during the period as investors, worried about war and the economy, sought the relative stability of those issues. Bonds got a boost from the Fed's November interest-rate cut, which especially benefited short-term securities. Corporate bonds underperformed Treasuries, as investors worried that a weak economy would make it harder for companies to pay their debts.

At the Pacific Capital Funds

Pacific Capital Fixed Income Funds
In line with strong bond market performance, our Pacific Capital bond funds performed equally as well during the period. As of the end of the period, January 31, 2003, the Diversified Fixed Income Fund ranked in the top 8 percentile (15 out of 191 funds--Class A shares) of the Lipper Corporate Debt Funds A Rated category, the Short-Intermediate U.S. Government Fund ranked in the top 9 percentile (6 out of 71 funds--Class A shares) of the Lipper Short U.S. Government Funds category, and the Tax Free Securities Fund ranked in the top 15 percentile (42 out of 287 funds--Class A shares) of the Lipper General Municipal Debt Funds category. All rankings are for the 12-month period./1/

Pacific Capital Equity Funds
In addition, our Small Cap Fund ranked in the top 13% (55 out of 438 funds--Class A shares) of the Lipper Small Cap Core Funds category for the 12 month period ended January 31, 2003./1/

Pacific Capital Funds Management
We would like to extend a warm welcome to two new additions to The Asset Management Group of Bank of Hawaii. Howard Hodel joined the Equity Investment Team of The Asset Management Group on March 1, 2003. Mr. Hodel, Manager of the

Adviser's registered investment adviser unit, has headed Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Also, Robert Crowell joined us as Executive Vice President of Bank of Hawaii and Senior Portfolio Manager on the Fixed Income Investment Team of The Asset Management Group of Bank of Hawaii. Mr. Crowell has been with Bank of Hawaii for 33 years, and has served as Chief Investment Officer of the Treasury Group and as principal of the Bank's Municipal Securities Dealer operations.

Outlook
We believe that economic growth during the coming year will be stronger and steadier than it was during the past year. Both, monetary and fiscal policy are directed toward stimulating the economy and corporate earnings appear to be recovering. The current geopolitical uncertainty has put a damper on growth, but a resolution to the crisis in Iraq could lead to increased capital spending and stronger economic growth. What's more, we have seen some improvement in bank lending to corporations, a development that could help spur spending.

We do not expect inflation to increase significantly in that environment. We believe the Fed may raise rates later in the year if the economy shows signs of strength.

Stocks should perform well going forward. The current bear market is one of the longest and deepest on record, making it less likely that the market will continue to fall. What's more, the stock market historically has performed well during the third year of a presidential cycle. Valuations relative to interest rates are at very attractive levels, and a growing economy should help improve earnings.

After underperforming bonds for several years, stock now appear poised to outperform bonds. Yields on Treasury securities are near 40-year lows, and the prospect of an economic recovery and a potential Fed interest-rate increase could push up yields.

The bear market of the previous three years should serve to remind investors that a portfolio with a diversified asset allocation is one way to achieve long-term investment goals. Going forward, we believe that if interest rates rise and bond prices fall, stocks may appreciate in value. Pacific Capital's family of mutual funds allows shareholders to construct a diversified portfolio that may be positioned to weather a variety of market conditions.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a fund prospectus, please contact your registered investment advisor or call BISYS Fund Services at (800) 258-9232.

Sincerely,

             /s/ William J. Barton
             William Barton
             Chief Investment Officer

/1/ The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks.
 Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States.
 The Pacific Capital Diversified Fixed Income Fund (Class A Shares)--For the one- and five-year periods ended January 31, 2003, the Fund ranked 15 out of 191 and 22 out of 121 in the Lipper Corporate Debt Funds A Rated category, respectively.
 The Pacific Capital Short-Intermediate U.S. Government Fund (Class A Shares)--For the one- and five-year periods ended January 31, 2003, the Fund ranked 6 out of 71 and 16 out of 58 in the Lipper U.S. Government Funds category, respectively.
 The Pacific Capital Tax Free Securities Fund (Class A Shares)--For the one- and five-year periods ended January 31, 2003, the Fund ranked 42 out of 287 and 42 out of 208 in the Lipper General Municipal Debt Funds category, respectively.
 The Pacific Capital Small Cap Fund (Class A Shares)--For the one-year period ended January 31, 2003, the Fund ranked 55 out of 438 in the Lipper Small Cap Core Funds category.
 The Lipper rankings are based on total returns and do not reflect a sales charge.

Investors cannot invest directly in an index, although they can invest in its underlying securities or mutual funds.

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               Table of Contents

                     Statements of Assets and Liabilities
                                    Page 1

                           Statements of Operations
                                    Page 4

                      Statements of Changes in Net Assets
                                    Page 7

                      Schedules of Portfolio Investments
                                    Page 11

                         Notes to Financial Statements
                                    Page 38

                             Financial Highlights
                                    Page 50

PACIFIC CAPITAL FUNDS

                     Statements of Assets and Liabilities
                               January 31, 2003
                                  (Unaudited)

                                                                              Growth      Growth and     New Asia   Diversified
                                                                              Stock         Income        Growth    Fixed Income
                                                                               Fund          Fund          Fund         Fund
                                                                          -------------  ------------  -----------  ------------
                                 ASSETS:
Investments, at value (cost $307,177,661; $171,564,720; $22,230,441;
 and $228,599,003, respectively)......................................... $ 257,984,160  $148,669,887  $20,980,518  $245,540,214
Foreign currency (cost $406,058).........................................            --            --      404,947            --
Interest and dividends receivable........................................       125,978       117,022       42,206     3,672,872
Receivable for capital shares issued.....................................         6,420         1,320        1,960         6,292
Receivable from brokers for investments sold.............................     1,827,226            --      188,831     5,115,350
Prepaid expenses and other assets........................................        13,432        10,557          937        12,480
                                                                          -------------  ------------  -----------  ------------
    Total Assets.........................................................   259,957,216   148,798,786   21,619,399   254,347,208
                                                                          -------------  ------------  -----------  ------------
                              LIABILITIES:
Distributions payable....................................................            --            --           --        29,262
Payable for capital shares redeemed......................................        30,737        16,107        3,706       261,581
Payable to brokers for investments purchased.............................    10,433,836    10,070,125           --     5,460,338
Accrued expenses and other payables:
  Investment advisory fees...............................................       152,582        85,921        6,951        89,096
  Sub-investment advisory fees...........................................            --            --        8,688            --
  Administration fees....................................................         2,965         1,664          245         3,136
  Distribution fees......................................................        13,114         7,315          565         5,946
  Other..................................................................        29,580        18,008       21,779        20,566
                                                                          -------------  ------------  -----------  ------------
    Total Liabilities....................................................    10,662,814    10,199,140       41,934     5,869,925
                                                                          -------------  ------------  -----------  ------------
                               NET ASSETS:
Capital (no par value)...................................................   425,850,728   199,876,314   28,289,764   232,664,348
Accumulated net investment income (loss).................................      (500,174)        8,522      (21,339)       (4,807)
Accumulated net realized losses from investment transactions and foreign
 currency transactions...................................................  (126,862,651)  (38,390,357)  (5,440,995)   (1,123,469)
Net unrealized appreciation (depreciation) from investments..............   (49,193,501)  (22,894,833)  (1,249,923)   16,941,211
Net unrealized depreciation from translation of assets and liabilities in
 foreign currencies......................................................            --            --          (42)           --
                                                                          -------------  ------------  -----------  ------------
    Net Assets........................................................... $ 249,294,402  $138,599,646  $21,577,465  $248,477,283
                                                                          =============  ============  ===========  ============
Net Assets
  Class A................................................................ $  10,281,026  $  5,043,515  $ 1,122,229  $  6,389,430
  Class B................................................................    12,118,268     6,929,276      330,296     5,578,347
  Class Y................................................................   226,895,108   126,626,855   20,124,940   236,509,506
                                                                          -------------  ------------  -----------  ------------
    Total................................................................ $ 249,294,402  $138,599,646  $21,577,465  $248,477,283
                                                                          =============  ============  ===========  ============
Outstanding units of beneficial interest (shares)
  Class A................................................................     1,602,810       547,287      132,113       557,799
  Class B................................................................     1,977,680       784,565       39,965       487,833
  Class Y................................................................    34,551,210    13,640,497    2,342,742    20,518,842
                                                                          -------------  ------------  -----------  ------------
    Total................................................................    38,131,700    14,972,349    2,514,820    21,564,474
                                                                          =============  ============  ===========  ============
Net Asset Value
  Class A--redemption price per share.................................... $        6.41  $       9.22  $      8.49  $      11.45
                                                                          =============  ============  ===========  ============
  Class A--maximum sales charge..........................................         4.00%         4.00%        5.25%         4.00%
                                                                          -------------  ------------  -----------  ------------
  Class A--Maximum offering price per share (100%/(100%-maximum
   sales charge) of net asset value adjusted to the nearest cent)........ $        6.68  $       9.60  $      8.96  $      11.93
                                                                          =============  ============  ===========  ============
  Class B--offering price per share*..................................... $        6.13  $       8.83  $      8.26  $      11.43
                                                                          =============  ============  ===========  ============
  Class Y--offering and redemption price per share....................... $        6.57  $       9.28  $      8.59  $      11.53
                                                                          =============  ============  ===========  ============

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


                                                          Ultra Short  Short Intermediate   Tax-Free   Tax-Free Short
                                                          Government    U.S. Government    Securities   Intermediate
                                                             Fund       Securities Fund       Fund     Securities Fund
                                                         ------------  ------------------ ------------ ---------------
                        ASSETS:
Investments, at value (cost $223,636,477; $64,153,395;
 $398,962,347; and $51,627,571, respectively)........... $226,995,096     $66,662,951     $436,031,854   $53,660,165
Cash....................................................          588             300               --            --
Interest and dividends receivable.......................    1,043,712         758,370        4,993,170       636,918
Receivable for capital shares issued....................        3,025              --               --            --
Prepaid expenses and other assets.......................       11,189           3,885           22,603         2,557
                                                         ------------     -----------     ------------   -----------
    Total Assets........................................  228,053,610      67,425,506      441,047,627    54,299,640
                                                         ------------     -----------     ------------   -----------
                     LIABILITIES:
Distributions payable...................................       13,877           5,879           51,264         4,054
Payable for capital shares redeemed.....................           --           3,157               --            --
Payable to brokers for investments purchased............           --       1,994,560               --            --
Accrued expenses and other payables:
  Investment advisory fees..............................       36,733          14,262          168,972        18,382
  Administration fees...................................        1,292             696            5,790           669
  Distribution fees.....................................        4,915             643            6,752           486
  Other.................................................       20,473           8,705           37,069        10,929
                                                         ------------     -----------     ------------   -----------
    Total Liabilities...................................       77,290       2,027,902          269,847        34,520
                                                         ------------     -----------     ------------   -----------
                      NET ASSETS:
Capital (no par value)..................................  224,614,507      62,889,741      403,527,867    52,232,516
Accumulated net investment income.......................        7,143              41               36            --
Accumulated net realized gains (losses) from investment
 transactions...........................................       (3,949)         (1,734)         180,370            10
Net unrealized appreciation from investments............    3,358,619       2,509,556       37,069,507     2,032,594
                                                         ------------     -----------     ------------   -----------
    Net Assets.......................................... $227,976,320     $65,397,604     $440,777,780   $54,265,120
                                                         ============     ===========     ============   ===========
Net Assets
  Class A............................................... $ 15,743,256     $ 2,859,844     $ 12,015,364   $ 2,317,019
  Class B...............................................    1,974,860              --        4,949,309            --
  Class Y...............................................  210,258,204      62,537,760      423,813,107    51,948,101
                                                         ------------     -----------     ------------   -----------
    Total............................................... $227,976,320     $65,397,604     $440,777,780   $54,265,120
                                                         ============     ===========     ============   ===========
Outstanding units of beneficial interest (shares)
  Class A...............................................    1,529,172         284,221        1,104,204       222,315
  Class B...............................................      191,796              --          454,925            --
  Class Y...............................................   20,410,609       6,203,039       38,803,868     4,957,098
                                                         ------------     -----------     ------------   -----------
    Total...............................................   22,131,577       6,487,260       40,362,997     5,179,413
                                                         ============     ===========     ============   ===========
Net Asset Value
  Class A--redemption price per share................... $      10.30     $     10.06     $      10.88   $     10.42
                                                         ============     ===========     ============   ===========
  Class A--maximum sales charge.........................        1.75%           2.25%            4.00%         2.25%
                                                         ------------     -----------     ------------   -----------
  Class A--Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value
   adjusted to the nearest cent)........................ $      10.48     $     10.29     $      11.33   $     10.66
                                                         ============     ===========     ============   ===========
  Class B--offering price per share*.................... $      10.30     $        --     $      10.88   $        --
                                                         ============     ===========     ============   ===========
  Class Y--offering and redemption price per share...... $      10.30     $     10.08     $      10.92   $     10.48
                                                         ============     ===========     ============   ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


                                                                                             International     Value
                                                                                              Stock Fund       Fund
                                                                                             ------------- ------------
                                          ASSETS:
Investments, at value (cost $57,641,046; $265,000,633; and $67,291,384, respectively)....... $ 55,444,726  $237,529,090
Interest and dividends receivable...........................................................       58,215       311,195
Receivable for capital shares issued........................................................          100            --
Receivable from brokers for investments sold................................................      277,893            --
Reclaims receivable.........................................................................       41,463            --
Prepaid expenses and other assets...........................................................           68         8,520
                                                                                             ------------  ------------
    Total Assets............................................................................   55,822,465   237,848,805
                                                                                             ------------  ------------
                                        LIABILITIES:
Payable for capital shares redeemed.........................................................    1,030,742        21,650
Payable to brokers for investments purchased................................................    1,818,815    30,005,018
Accrued expenses and other payables:
  Investment advisory fees..................................................................       15,200       125,040
  Sub-investment advisory fees..............................................................       28,172            --
  Administration fees.......................................................................          664         2,437
  Distribution fees.........................................................................          784         1,416
  Other.....................................................................................       33,564        20,907
                                                                                             ------------  ------------
    Total Liabilities.......................................................................    2,927,941    30,176,468
                                                                                             ------------  ------------
                                        NET ASSETS:
Capital (no par value)......................................................................   99,985,291   279,256,260
Accumulated net investment income (loss)....................................................     (368,285)       31,542
Accumulated net realized losses from investment transactions and foreign currency transactions...............................................................................  (44,536,563)  (44,143,922)
Net unrealized depreciation from investments................................................   (2,196,320)  (27,471,543)
Net unrealized appreciation from translation of assets and liabilities in foreign currencies       10,401            --
                                                                                             ------------  ------------
    Net Assets.............................................................................. $ 52,894,524  $207,672,337
                                                                                             ============  ============
Net Assets
  Class A................................................................................... $    853,575  $  1,866,491
  Class B...................................................................................      497,683     1,132,656
  Class Y...................................................................................   51,543,266   204,673,190
                                                                                             ------------  ------------
    Total................................................................................... $ 52,894,524  $207,672,337
                                                                                             ============  ============
Outstanding units of beneficial interest (shares)
  Class A...................................................................................      151,391       288,756
  Class B...................................................................................       91,096       177,588
  Class Y...................................................................................    9,006,866    31,622,376
                                                                                             ------------  ------------
    Total...................................................................................    9,249,353    32,088,720
                                                                                             ============  ============
Net Asset Value
  Class A--redemption price per share....................................................... $       5.64  $       6.46
                                                                                             ============  ============
  Class A--maximum sales charge.............................................................        5.25%         4.00%
                                                                                             ------------  ------------
  Class A--Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)....... $       5.95  $       6.73
                                                                                             ============  ============
  Class B--offering price per share*........................................................ $       5.46  $       6.38
                                                                                             ============  ============
  Class Y--offering and redemption price per share.......................................... $       5.72  $       6.47
                                                                                             ============  ============

                                                                                              Small Cap
                                                                                                Fund
                                                                                             -----------
                                          ASSETS:
Investments, at value (cost $57,641,046; $265,000,633; and $67,291,384, respectively)....... $67,054,156
Interest and dividends receivable...........................................................      63,930
Receivable for capital shares issued........................................................          --
Receivable from brokers for investments sold................................................     298,405
Reclaims receivable.........................................................................          --
Prepaid expenses and other assets...........................................................       4,116
                                                                                             -----------
    Total Assets............................................................................  67,420,607
                                                                                             -----------
                                        LIABILITIES:
Payable for capital shares redeemed.........................................................       2,584
Payable to brokers for investments purchased................................................   4,684,918
Accrued expenses and other payables:
  Investment advisory fees..................................................................      21,478
  Sub-investment advisory fees..............................................................      31,656
  Administration fees.......................................................................         783
  Distribution fees.........................................................................       1,904
  Other.....................................................................................       8,031
                                                                                             -----------
    Total Liabilities.......................................................................   4,751,354
                                                                                             -----------
                                        NET ASSETS:
Capital (no par value)......................................................................  67,625,273
Accumulated net investment income (loss)....................................................     (27,214)
Accumulated net realized losses from investment transactions and foreign currency transactions...............................................................................  (4,691,578)
Net unrealized depreciation from investments................................................    (237,228)
Net unrealized appreciation from translation of assets and liabilities in foreign currencies          --
                                                                                             -----------
    Net Assets.............................................................................. $62,669,253
                                                                                             ===========
Net Assets
  Class A................................................................................... $ 1,181,069
  Class B...................................................................................   1,838,459
  Class Y...................................................................................  59,649,725
                                                                                             -----------
    Total................................................................................... $62,669,253
                                                                                             ===========
Outstanding units of beneficial interest (shares)
  Class A...................................................................................     116,506
  Class B...................................................................................     185,688
  Class Y...................................................................................   5,866,689
                                                                                             -----------
    Total...................................................................................   6,168,883
                                                                                             ===========
Net Asset Value
  Class A--redemption price per share....................................................... $     10.14
                                                                                             ===========
  Class A--maximum sales charge.............................................................       5.25%
                                                                                             -----------
  Class A--Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)....... $     10.70
                                                                                             ===========
  Class B--offering price per share*........................................................ $      9.90
                                                                                             ===========
  Class Y--offering and redemption price per share.......................................... $     10.17
                                                                                             ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                           Statements of Operations
                   For the Six Months Ended January 31, 2003
                                  (Unaudited)


                                                                         Growth      Growth and    New Asia   Diversified
                                                                         Stock         Income       Growth    Fixed Income
                                                                          Fund          Fund         Fund         Fund
                                                                      ------------  -----------  -----------  ------------
Investment Income:
Interest income...................................................... $      5,545  $       638  $       938  $ 6,290,844
Dividend income......................................................      818,874    1,051,809      195,774       22,745
Foreign tax withholding..............................................           --           --      (26,356)          --
                                                                      ------------  -----------  -----------  -----------
    Total Investment Income..........................................      824,419    1,052,447      170,356    6,313,589
                                                                      ------------  -----------  -----------  -----------
Expenses:
Investment advisory fees.............................................      901,379      510,682       58,164      710,188
Sub-investment advisory fees.........................................           --           --       35,125           --
Administration fees..................................................      180,278      102,137       16,585      189,385
Distribution fees--Class A...........................................       42,122       20,517        5,126       25,388
Distribution fees--Class B...........................................       67,715       38,177        1,870       26,700
Accounting fees......................................................       37,067       21,965        8,054       41,100
Custodian fees.......................................................       10,654        8,266       35,295       11,278
Transfer agent fees..................................................       60,656       43,365       26,033       34,500
Legal and audit fees.................................................       15,495        9,688        4,224       16,234
Trustees' fees and expenses..........................................        9,514        5,452          885       10,002
Registration and filing fees.........................................        7,463        5,768        2,443        1,019
Other................................................................       20,331       11,278        2,345       17,604
                                                                      ------------  -----------  -----------  -----------
    Total expenses before voluntary fee reductions...................    1,352,674      777,295      196,149    1,083,398
    Expenses voluntarily reduced.....................................      (28,081)     (13,678)      (4,454)    (194,472)
                                                                      ------------  -----------  -----------  -----------
    Net Expenses.....................................................    1,324,593      763,617      191,695      888,926
                                                                      ------------  -----------  -----------  -----------
Net Investment Income (Loss).........................................     (500,174)     288,830      (21,339)   5,424,663
                                                                      ------------  -----------  -----------  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions.............  (10,610,976)  (2,561,642)  (1,028,689)   2,853,572
Net realized losses from foreign currency transactions...............           --           --      (33,013)          --
Net change in unrealized appreciation (depreciation) from investments   (5,270,551)  (6,387,690)  (1,488,174)   4,484,942
Net change in unrealized appreciation from translation of assets and
 liabilities in foreign currencies...................................           --           --        4,836           --
                                                                      ------------  -----------  -----------  -----------
Net realized/unrealized gains (losses) from investments..............  (15,881,527)  (8,949,332)  (2,545,040)   7,338,514
                                                                      ------------  -----------  -----------  -----------
Change in net assets resulting from operations....................... $(16,381,701) $(8,660,502) $(2,566,379) $12,763,177
                                                                      ============  ===========  ===========  ===========


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                   For the Six Months Ended January 31, 2003
                                  (Unaudited)

                                                          Ultra Short Short Intermediate   Tax-Free   Tax-Free Short
                                                          Government   U.S. Government    Securities   Intermediate
                                                             Fund      Securities Fund       Fund     Securities Fund
                                                          ----------- ------------------ -----------  ---------------
Investment Income:
Interest income.......................................... $3,261,384      $1,274,078     $11,160,885    $  917,446
Dividend income..........................................         --              --          18,182         8,261
                                                          ----------      ----------     -----------    ----------
    Total Investment Income..............................  3,261,384       1,274,078      11,179,067       925,707
                                                          ----------      ----------     -----------    ----------
Expenses:
Investment advisory fees.................................    435,990         160,993       1,362,636       133,062
Administration fees......................................    174,398          51,518         363,372        42,580
Distribution fees--Class A...............................     55,486           7,675          45,647         8,443
Distribution fees--Class B...............................      8,259              --          27,040            --
Accounting fees..........................................     36,613          12,800          83,058        11,810
Custodian fees...........................................      9,534           4,822          14,810         6,873
Transfer agent fees......................................     29,546          16,838          35,675        16,435
Legal and audit fees.....................................     15,021           5,950          29,479         5,256
Trustees' fees and expenses..............................      9,094           2,758          19,423         2,253
Registration and filing fees.............................        759             320           1,144           254
Other....................................................     16,026           5,012          32,803         4,337
                                                          ----------      ----------     -----------    ----------
    Total expenses before voluntary fee reductions.......    790,726         268,686       2,015,087       231,303
    Expenses voluntarily reduced.........................   (361,395)        (88,766)       (371,090)      (34,903)
                                                          ----------      ----------     -----------    ----------
    Net Expenses.........................................    429,331         179,920       1,643,997       196,400
                                                          ----------      ----------     -----------    ----------
Net Investment Income....................................  2,832,053       1,094,158       9,535,070       729,307
                                                          ----------      ----------     -----------    ----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions.     (3,957)        222,908         405,628        72,749
Net change in unrealized appreciation (depreciation) from
 investments.............................................    (78,855)        459,276       3,295,964       359,510
                                                          ----------      ----------     -----------    ----------
Net realized/unrealized gains (losses) from investments..    (82,812)        682,184       3,701,592       432,259
                                                          ----------      ----------     -----------    ----------
Change in net assets resulting from operations........... $2,749,241      $1,776,342     $13,236,662    $1,161,566
                                                          ==========      ==========     ===========    ==========


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                   For the Six Months Ended January 31, 2003
                                  (Unaudited)

                                                                                            International     Value
                                                                                             Stock Fund       Fund
                                                                                            ------------- ------------
Investment Income:
Interest income............................................................................  $       144  $      1,453
Dividend income............................................................................      362,076     2,265,663
Foreign tax withholding....................................................................      (52,399)           --
                                                                                             -----------  ------------
    Total Investment Income................................................................      309,821     2,267,116
                                                                                             -----------  ------------
Expenses:
Investment advisory fees...................................................................      169,550       764,022
Sub-investment advisory fees...............................................................      110,363            --
Administration fees........................................................................       40,739       152,806
Distribution fees--Class A.................................................................        4,445         7,422
Distribution fees--Class B.................................................................        2,797         6,217
Accounting fees............................................................................       16,264        32,271
Custodian fees.............................................................................       61,311        10,865
Transfer agent fees........................................................................       28,551        27,275
Legal and audit fees.......................................................................        5,277        13,253
Trustees' fees and expenses................................................................        2,173         8,286
Registration and filing fees...............................................................        6,438         1,446
Other......................................................................................        4,494        13,886
                                                                                             -----------  ------------
    Total expenses before voluntary fee reductions.........................................      452,402     1,037,749
    Expenses voluntarily reduced...........................................................      (28,425)       (4,948)
                                                                                             -----------  ------------
    Net Expenses...........................................................................      423,977     1,032,801
                                                                                             -----------  ------------
Net Investment Income (Loss)...............................................................     (114,156)    1,234,315
                                                                                             -----------  ------------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions...........................................   (6,563,254)  (10,275,023)
Net realized losses from foreign currency transactions.....................................     (439,549)           --
Net change in unrealized appreciation (depreciation) from investments......................    1,202,886    (5,602,905)
Net change in unrealized appreciation from translation of assets and liabilities in foreign
 currencies................................................................................       36,190            --
                                                                                             -----------  ------------
Net realized/unrealized losses from investments............................................   (5,763,727)  (15,877,928)
                                                                                             -----------  ------------
Change in net assets resulting from operations.............................................  $(5,877,883) $(14,643,613)
                                                                                             ===========  ============

                                                                                             Small Cap
                                                                                               Fund
                                                                                            -----------
Investment Income:
Interest income............................................................................ $       375
Dividend income............................................................................     620,604
Foreign tax withholding....................................................................        (742)
                                                                                            -----------
    Total Investment Income................................................................     620,237
                                                                                            -----------
Expenses:
Investment advisory fees...................................................................     238,156
Sub-investment advisory fees...............................................................     124,990
Administration fees........................................................................      53,138
Distribution fees--Class A.................................................................       4,488
Distribution fees--Class B.................................................................       9,542
Accounting fees............................................................................      12,910
Custodian fees.............................................................................       8,072
Transfer agent fees........................................................................      29,660
Legal and audit fees.......................................................................       5,910
Trustees' fees and expenses................................................................       2,923
Registration and filing fees...............................................................         810
Other......................................................................................       5,375
                                                                                            -----------
    Total expenses before voluntary fee reductions.........................................     495,974
    Expenses voluntarily reduced...........................................................     (36,203)
                                                                                            -----------
    Net Expenses...........................................................................     459,771
                                                                                            -----------
Net Investment Income (Loss)...............................................................     160,466
                                                                                            -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions...........................................  (4,687,519)
Net realized losses from foreign currency transactions.....................................          --
Net change in unrealized appreciation (depreciation) from investments......................     636,608
Net change in unrealized appreciation from translation of assets and liabilities in foreign
 currencies................................................................................          --
                                                                                            -----------
Net realized/unrealized losses from investments............................................  (4,050,911)
                                                                                            -----------
Change in net assets resulting from operations............................................. $(3,890,445)
                                                                                            ===========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets


                                              Growth Stock Fund         Growth and Income Fund       New Asia Growth Fund
                                         ---------------------------  --------------------------  --------------------------
                                          For the Six                  For the Six                 For the Six
                                            Months      For the Year     Months     For the Year     Months       For the
                                             Ended         Ended          Ended        Ended          Ended      Year Ended
                                          January 31,     July 31,     January 31,    July 31,     January 31,    July 31,
                                             2003           2002          2003          2002          2003          2002
                                         ------------  -------------  ------------  ------------  ------------  ------------
                                          (Unaudited)                  (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
  Net investment income (loss).......... $   (500,174) $  (1,924,959) $    288,830  $    195,770  $    (21,339) $     18,958
  Net realized losses from investment
   transactions.........................  (10,610,976)   (81,090,991)   (2,561,642)  (32,025,695)   (1,028,689)   (1,433,160)
  Net realized losses from foreign
   currency transactions................           --             --            --            --       (33,013)      (21,690)
  Net change in unrealized appreciation
   (depreciation) from investments......   (5,270,551)   (29,407,716)   (6,387,690)  (20,154,879)   (1,488,174)    2,753,711
  Net change in unrealized appreciation
   from translation of assets and
   liabilities in foreign currencies....           --             --            --            --         4,836        19,032
                                         ------------  -------------  ------------  ------------  ------------  ------------
Change in net assets resulting from
 operations.............................  (16,381,701)  (112,423,666)   (8,660,502)  (51,984,804)   (2,566,379)    1,336,851
                                         ------------  -------------  ------------  ------------  ------------  ------------
Distributions to Class A Shareholders:
  From net investment income............           --             --        (7,544)           --            --            --
Distributions to Class Y Shareholders:
  From net investment income............           --             --      (278,309)     (190,225)           --          (360)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Change in net assets from shareholder
 distributions..........................           --             --      (285,853)     (190,225)           --          (360)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Capital Transactions:
  Proceeds from shares issued...........   70,248,132     46,797,469    35,836,103    41,027,041    17,680,965    32,433,813
  Dividends reinvested..................           --             --        34,505        20,119            --           122
  Cost of shares redeemed...............  (25,955,094)   (88,828,945)  (18,961,788)  (43,323,938)  (15,363,251)  (34,602,258)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Change in net assets from share
 transactions...........................   44,293,038    (42,031,476)   16,908,820    (2,276,778)    2,317,714    (2,168,323)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Change in net assets....................   27,911,337   (154,455,142)    7,962,465   (54,451,807)     (248,665)     (831,832)
Net Assets:
  Beginning of period...................  221,383,065    375,838,207   130,637,181   185,088,988    21,826,130    22,657,962
                                         ------------  -------------  ------------  ------------  ------------  ------------
  End of period......................... $249,294,402  $ 221,383,065  $138,599,646  $130,637,181  $ 21,577,465  $ 21,826,130
                                         ============  =============  ============  ============  ============  ============
Share Transactions:
  Issued................................   10,366,265      5,177,744     3,778,611     3,404,066     2,021,085     3,273,922
  Reinvested............................           --             --         3,611         1,665            --            12
  Redeemed..............................   (3,771,155)    (9,816,383)   (1,966,550)   (3,537,159)   (1,707,962)   (3,461,652)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Change in Shares........................    6,595,110     (4,638,639)    1,815,672      (131,428)      313,123      (187,718)
                                         ============  =============  ============  ============  ============  ============


                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                                                                                               Short Intermediate
                                                                                                 U.S. Government
                                Diversified Fixed Income Fund Ultra Short Government Fund        Securities Fund
                                ---------------------------   ---------------------------  --------------------------
                                For the Six                   For the Six                  For the Six
                                Months Ended   For the Year   Months Ended  For the Year   Months Ended  For the Year
                                January 31,        Ended      January 31,       Ended      January 31,       Ended
                                    2003       July 31, 2002      2003      July 31, 2002      2003      July 31, 2002
                                ------------   -------------  ------------  -------------  ------------  -------------
                                (Unaudited)                   (Unaudited)                  (Unaudited)
From Investment Activities:
Operations:
  Net investment income........ $  5,424,663   $  12,036,822  $  2,832,053  $   8,031,414  $  1,094,158  $  2,221,250
  Net realized gains (losses)
   from investment
   transactions................    2,853,572       6,650,858        (3,957)       244,413       222,908       479,070
  Net change in unrealized
   appreciation (depreciation)
   from investments............    4,484,942         459,012       (78,855)     2,049,659       459,276     1,361,647
                                ------------   -------------  ------------  -------------  ------------  ------------
Change in net assets resulting
 from operations...............   12,763,177      19,146,692     2,749,241     10,325,486     1,776,342     4,061,967
                                ------------   -------------  ------------  -------------  ------------  ------------
Distributions to Class A
Shareholders:
  From net investment
   income......................     (147,631)       (338,116)     (175,160)      (446,431)      (32,232)      (46,594)
  From net realized gains......      (66,756)             --       (16,502)        (4,025)      (28,186)       (5,775)
Distributions to Class B
Shareholders:
  From net investment
   income......................      (96,479)       (196,334)      (13,385)       (26,142)           --            --
  From net realized gains......      (52,356)             --        (1,896)          (339)           --            --
Distributions to Class Y
Shareholders:
  From net investment
   income......................   (5,181,453)    (11,502,867)   (2,643,508)    (7,558,841)   (1,061,938)   (2,174,656)
  From net realized gains......   (2,192,142)             --      (225,728)       (71,682)     (675,526)     (287,909)
                                ------------   -------------  ------------  -------------  ------------  ------------
Change in net assets from
 shareholder distributions.....   (7,736,817)    (12,037,317)   (3,076,179)    (8,107,460)   (1,797,882)   (2,514,934)
                                ------------   -------------  ------------  -------------  ------------  ------------
Capital Transactions:
  Proceeds from shares issued..   61,835,064      98,720,726    87,192,129    248,509,563    24,476,780    59,078,542
  Dividends reinvested.........    2,639,730       1,670,139       972,402      3,768,835       555,065       457,087
  Cost of shares redeemed......  (55,275,133)   (115,841,120)  (61,186,158)  (218,475,952)  (23,917,173)  (44,868,268)
                                ------------   -------------  ------------  -------------  ------------  ------------
Change in net assets from share
 transactions..................    9,199,661     (15,450,255)   26,978,373     33,802,446     1,114,672    14,667,361
                                ------------   -------------  ------------  -------------  ------------  ------------
Change in net assets...........   14,226,021      (8,340,880)   26,651,435     36,020,472     1,093,132    16,214,394
Net Assets:
  Beginning of period..........  234,251,262     242,592,142   201,324,885    165,304,413    64,304,472    48,090,078
                                ------------   -------------  ------------  -------------  ------------  ------------
  End of period................ $248,477,283   $ 234,251,262  $227,976,320  $ 201,324,885  $ 65,397,604  $ 64,304,472
                                ============   =============  ============  =============  ============  ============
Share Transactions:
  Issued.......................    5,389,750       8,950,008     8,453,749     24,254,302     2,419,337     5,961,857
  Reinvested...................      231,026         151,283        94,298        367,039        55,178        46,294
  Redeemed.....................   (4,809,232)    (10,488,869)   (5,934,747)   (21,289,464)   (2,363,274)   (4,524,428)
                                ------------   -------------  ------------  -------------  ------------  ------------
Change in Shares...............      811,544      (1,387,578)    2,613,300      3,331,877       111,241     1,483,723
                                ============   =============  ============  =============  ============  ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                                                                    Tax-Free Short Intermediate
                                       Tax-Free Securities Fund           Securities Fund            International Stock Fund
                                    -----------------------------  -----------------------------  -----------------------------
                                      For the Six    For the Year    For the Six    For the Year    For the Six    For the Year
                                      Months Ended       Ended       Months Ended       Ended       Months Ended       Ended
                                    January 31, 2003 July 31, 2002 January 31, 2003 July 31, 2002 January 31, 2003 July 31, 2002
                                    ---------------- ------------- ---------------- ------------- ---------------- -------------
                                      (Unaudited)                    (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income (loss).....   $  9,535,070   $ 20,546,004    $   729,307    $  1,448,395    $   (114,156)  $      9,471
  Net realized gains (losses) from
   investment transactions.........        405,628      4,529,744         72,749         241,161      (6,563,254)   (17,121,618)
  Net realized losses from foreign
   currency transactions...........             --             --             --              --        (439,549)      (542,836)
  Net change in unrealized
   appreciation from
   investments.....................      3,295,964      5,118,184        359,510         791,335       1,202,886      1,948,294
  Net change in unrealized
   appreciation (depreciation)
   from translation of assets and
   liabilities in foreign
   currencies......................             --             --             --              --          36,190        (21,756)
                                      ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets resulting
 from operations...................     13,236,662     30,193,932      1,161,566       2,480,891      (5,877,883)   (15,728,445)
                                      ------------   ------------    -----------    ------------    ------------   ------------
Distributions to Class A
Shareholders:
  From net investment income.......       (241,585)      (424,975)       (28,164)        (53,718)             --             --
  From net realized gains..........        (67,655)       (97,187)       (10,753)             --              --             --
Distributions to Class B
Shareholders:
  From net investment income.......        (86,968)      (183,108)            --              --              --             --
  From net realized gains..........        (31,494)       (51,915)            --              --              --             --
Distributions to Class Y
Shareholders:
  From net investment income.......     (9,206,517)   (19,937,921)      (701,143)     (1,394,677)             --             --
  From net realized gains..........     (2,406,209)    (4,419,228)      (241,586)             --              --             --
                                      ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets from
 shareholder distributions.........    (12,040,428)   (25,114,334)      (981,646)     (1,448,395)             --             --
                                      ------------   ------------    -----------    ------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued......     14,432,275     46,567,345     10,586,629      22,554,619      23,281,532     37,453,890
  Dividends reinvested.............      2,717,922      4,964,019        306,844          66,297              --             --
  Cost of shares redeemed..........    (40,524,257)   (70,513,348)    (8,564,152)    (13,486,137)    (16,680,386)   (51,801,790)
                                      ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets from share
 transactions......................    (23,374,060)   (18,981,984)     2,329,321       9,134,779       6,601,146    (14,347,900)
                                      ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets...............    (22,177,826)   (13,902,386)     2,509,241      10,167,275         723,263    (30,076,345)
Net Assets:
  Beginning of period..............    462,955,606    476,857,992     51,755,879      41,588,604      52,171,261     82,247,606
                                      ------------   ------------    -----------    ------------    ------------   ------------
  End of period....................   $440,777,780   $462,955,606    $54,265,120    $ 51,755,879    $ 52,894,524   $ 52,171,261
                                      ============   ============    ===========    ============    ============   ============
Share Transactions:
  Issued...........................      1,317,187      4,338,711      1,009,746       2,194,676       3,970,438      5,236,549
  Reinvested.......................        250,537        467,874         29,475           6,465              --             --
  Redeemed.........................     (3,693,621)    (6,550,407)      (815,731)     (1,309,623)     (2,823,248)    (7,176,258)
                                      ------------   ------------    -----------    ------------    ------------   ------------
Change in Shares...................     (2,125,897)    (1,743,822)       223,490         891,518       1,147,190     (1,939,709)
                                      ============   ============    ===========    ============    ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                                                                       Value Fund                   Small Cap Fund
                                                             -----------------------------  -----------------------------
                                                               For the Six    For the Year    For the Six    For the Year
                                                               Months Ended       Ended       Months Ended       Ended
                                                             January 31, 2003 July 31, 2002 January 31, 2003 July 31, 2002
                                                             ---------------- ------------- ---------------- -------------
                                                               (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income.....................................   $  1,234,315   $  1,654,462    $    160,466   $    338,718
  Net realized gains (losses) from investment transactions..    (10,275,023)   (29,928,320)     (4,687,519)     8,357,056
  Net change in unrealized appreciation (depreciation) from
   investments..............................................     (5,602,905)   (27,069,754)        636,608     (9,146,353)
                                                               ------------   ------------    ------------   ------------
Change in net assets resulting from operations..............    (14,643,613)   (55,343,612)     (3,890,445)      (450,579)
                                                               ------------   ------------    ------------   ------------
Distributions to Class A Shareholders:
  From net investment income................................        (10,215)       (10,639)         (2,625)        (2,859)
  From net realized gains...................................             --             --        (150,765)       (69,677)
Distributions to Class B Shareholders:
  From net investment income................................         (1,787)            --              --           (310)
  From net realized gains...................................             --             --        (242,247)       (82,711)
Distributions to Class Y Shareholders:
  From net investment income................................     (1,204,938)    (1,665,914)       (195,036)      (325,568)
  From net realized gains...................................             --             --      (7,348,095)    (5,158,310)
                                                               ------------   ------------    ------------   ------------
Change in net assets from shareholder distributions.........     (1,216,940)    (1,676,553)     (7,938,768)    (5,639,435)
                                                               ------------   ------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued...............................     60,203,185     79,280,534      18,644,001     56,314,009
  Dividends reinvested......................................         33,423         30,015       5,975,038      3,480,409
  Cost of shares redeemed...................................    (39,023,915)   (55,123,783)    (21,400,254)   (38,117,175)
                                                               ------------   ------------    ------------   ------------
Change in net assets from share transactions................     21,212,693     24,186,766       3,218,785     21,677,243
                                                               ------------   ------------    ------------   ------------
Change in net assets........................................      5,352,140    (32,833,399)     (8,610,428)    15,587,229
Net Assets:
  Beginning of period.......................................    202,320,197    235,153,596      71,279,681     55,692,452
                                                               ------------   ------------    ------------   ------------
  End of period.............................................   $207,672,337   $202,320,197    $ 62,669,253   $ 71,279,681
                                                               ============   ============    ============   ============
Share Transactions:
  Issued....................................................      9,158,628      9,646,018       1,701,415      4,250,100
  Reinvested................................................          5,040          3,811         571,224        274,672
  Redeemed..................................................     (5,841,788)    (6,596,968)     (1,960,909)    (2,796,737)
                                                               ------------   ------------    ------------   ------------
Change in Shares............................................      3,321,880      3,052,861         311,730      1,728,035
                                                               ============   ============    ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)


                    Security
Shares             Description                Value
------- ---------------------------------- -----------
Common Stocks (87.7%)
Aerospace/Defense (1.1%)
 53,000 Lockheed Martin Corp.............. $ 2,705,650
                                           -----------
Banks (0.5%)
 18,000 Bank of America Corp..............   1,260,900
                                           -----------
Beverages (4.7%)
 75,600 Anheuser-Busch Cos., Inc..........   3,588,732
 26,800 Coca-Cola Co. (The)...............   1,084,328
 68,640 Pepsi Bottling Group, Inc. (The)..   1,740,024
130,414 PepsiCo, Inc......................   5,279,159
                                           -----------
                                            11,692,243
                                           -----------
Business Equipment & Services (5.8%)
215,560 BearingPoint, Inc. (b)............   1,700,768
148,490 Concord EFS, Inc. (b).............   2,176,863
140,110 First Data Corp...................   4,819,785
 65,570 Fiserv, Inc. (b)..................   2,043,882
 42,180 Omnicom Group, Inc................   2,543,454
 47,287 Paychex, Inc......................   1,190,687
                                           -----------
                                            14,475,439
                                           -----------
Computers & Peripherals (4.4%)
539,244 Cisco Systems, Inc. (b)...........   7,209,692
104,020 Dell Computer Corp. (b)...........   2,481,917
162,630 EMC Corp. (b).....................   1,252,251
                                           -----------
                                            10,943,860
                                           -----------
Electrical Equipment (3.8%)
410,093 General Electric Co...............   9,489,552
                                           -----------
Electronic Components/Instruments (0.9%)
287,140 Flextronics International Ltd. (b)   2,314,348
                                           -----------
Electronics--Semiconductors (4.3%)
222,740 Applied Materials, Inc. (b).......   2,666,198
241,130 Intel Corp........................   3,776,095
 46,070 International Rectifier Corp. (b).     914,490
 34,730 KLA-Tencor Corp. (b)..............   1,133,587
143,580 Texas Instruments, Inc............   2,282,922
                                           -----------
                                            10,773,292
                                           -----------
Entertainment (1.1%)
 68,870 Viacom, Inc., Class B (b).........   2,654,939
                                           -----------
Financial Services (10.0%)
161,210 Capital One Financial Corp........   5,005,570
156,000 Citigroup, Inc....................   5,363,279
 68,600 Fannie Mae........................   4,438,420
 55,610 Fifth Third Bancorp...............   2,966,794
 48,370 Goldman Sachs Group, Inc..........   3,293,997
 70,750 Morgan Stanley Dean Witter & Co...   2,681,425
 33,140 Northern Trust Corp...............   1,133,388
                                           -----------
                                            24,882,873
                                           -----------
Food Distributors (0.6%)
 48,350 Performance Food Group Co. (b)....   1,491,598
                                           -----------
Food Processing & Packaging (0.9%)
 59,340 Dean Foods Co. (b)................   2,303,579
                                           -----------

                       Security
Shares                Description                   Value
------- ---------------------------------------- -----------
Common Stocks, continued
Health Care (4.8%)
 75,955 Cardinal Health, Inc.................... $ 4,430,455
 85,500 Lincare Holdings, Inc. (b)..............   2,440,170
 21,070 UnitedHealth Group, Inc.................   1,852,053
 44,860 WellPoint Health Networks, Inc. (b).....   3,260,425
                                                 -----------
                                                  11,983,103
                                                 -----------
Insurance (3.6%)
111,450 American International Group, Inc.......   6,031,675
 48,300 First Health Group Corp. (b)............   1,134,132
 45,140 Hartford Financial Services Group, Inc.
         (The)..................................   1,881,435
                                                 -----------
                                                   9,047,242
                                                 -----------
Insurance--Life & Health (0.6%)
 48,510 AFLAC, Inc..............................   1,571,239
                                                 -----------
Media--Radio Broadcasting (0.7%)
 83,890 Hispanic Broadcasting Corp., Class A (b)   1,862,358
                                                 -----------
Medical--Biotechnology (3.0%)
 87,250 Amgen, Inc. (b).........................   4,446,260
 30,490 Charles River Laboratories
         International, Inc. (b)................     907,992
 69,660 Pharmaceutical Product Development,
         Inc. (b)...............................   2,079,351
                                                 -----------
                                                   7,433,603
                                                 -----------
Medical Instruments (2.4%)
 89,990 Medtronic, Inc..........................   4,042,351
 45,010 Zimmer Holdings, Inc. (b)...............   1,845,410
                                                 -----------
                                                   5,887,761
                                                 -----------
Medical Services (2.4%)
 48,550 Express Scripts, Inc. (b)...............   2,696,953
 59,280 Quest Diagnostics, Inc. (b).............   3,188,078
                                                 -----------
                                                   5,885,031
                                                 -----------
Medical Supplies (0.7%)
 41,690 Patterson Dental Co. (b)................   1,716,794
                                                 -----------
Motorcycle Manufacturing (0.7%)
 43,000 Harley-Davidson, Inc....................   1,796,540
                                                 -----------
Oil & Gas--Exploration & Production Services (1.4%)
 68,700 National-Oilwell, Inc. (b)..............   1,403,541
 32,280 Noble Corp. (b).........................   1,106,558
 23,110 Weatherford International Ltd. (b)......     858,768
                                                 -----------
                                                   3,368,867
                                                 -----------
Packaging & Containers (0.4%)
 49,300 Pactiv Corp. (b)........................   1,006,213
                                                 -----------
Pharmaceuticals (6.8%)
 58,920 Abbott Laboratories.....................   2,246,030
 32,820 AmerisourceBergen Corp..................   1,910,124
 50,360 Johnson & Johnson.......................   2,699,800
 13,300 Lilly (Eli) & Co........................     801,192
 12,710 Merck & Co., Inc........................     704,007
231,562 Pfizer, Inc.............................   7,030,222
 36,930 Pharmacia Corp..........................   1,542,566
                                                 -----------
                                                  16,933,941
                                                 -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                    Security
Shares             Description               Value
------- --------------------------------- -----------
Common Stocks, continued
Publishing (1.0%)
 42,280 McGraw-Hill Cos., Inc............ $ 2,503,822
                                          -----------
Restaurants (1.6%)
 39,100 Brinker International, Inc. (b)..   1,163,225
119,090 Starbucks Corp. (b)..............   2,705,725
                                          -----------
                                            3,868,950
                                          -----------
Retail (9.4%)
 17,440 AutoZone, Inc. (b)...............   1,145,982
106,550 Bed Bath & Beyond, Inc. (b)......   3,572,622
 72,030 Kohl's Corp. (b).................   3,772,211
100,800 Lowe's Cos., Inc.................   3,445,344
160,520 Wal-Mart Stores, Inc.............   7,672,856
135,640 Walgreen Co......................   3,933,560
                                          -----------
                                           23,542,575
                                          -----------
Retail--Food Chain (0.5%)
 50,520 Safeway, Inc. (b)................   1,197,324
                                          -----------
Software & Computer Services (7.4%)
 64,340 Check Point Software Technologies
         Ltd. (b)........................     921,992
206,920 Microsoft Corp. (b)..............   9,820,423
270,750 Oracle Corp. (b).................   3,257,123
 75,990 PeopleSoft, Inc. (b).............   1,473,446
163,153 VERITAS Software Corp. (b).......   2,977,869
                                          -----------
                                           18,450,853
                                          -----------
Telecommunications--Services & Equipment (0.5%)
 93,760 Nokia Corp., ADR.................   1,349,206
                                          -----------
Transportation (0.8%)
 37,500 FedEx Corp.......................   1,972,500
                                          -----------

 Shares or
 Principal               Security
  Amount                Description                Value
 -----------     ----------------------------  ------------
Common Stocks, continued
Utilities--Telecommunications (0.9%)
     27,750     ALLTEL Corp................... $  1,300,643
     21,980     Verizon Communications........      841,394
                                               ------------
                                                  2,142,037
                                               ------------
  Total Common Stocks (Cost $267,404,010)       218,508,232
                                               ------------
Depositary Receipts (4.6%)
    200,000     Nasdaq 100 Share Index (b)....    4,884,000
     77,150     S&P 500 Depositary Receipt....    6,639,529
                                               ------------
  Total Depositary Receipts (Cost $11,820,764)   11,523,529
                                               ------------
Investment Companies (3.8%)
  7,492,033     LEADER Money Market Fund,
                 Institutional Shares,........    7,492,033
  1,990,298     LEADER Treasury Money Market
                 Fund, Institutional Shares...    1,990,298
                                               ------------
  Total Investment Companies (Cost $9,482,331)    9,482,331
                                               ------------
Cash Sweep (1.4%)
  3,472,018     Bank of New York..............    3,472,018
                                               ------------
  Total Cash Sweep (Cost $3,472,018)              3,472,018
                                               ------------
U.S. Government Agency (6.0%)
Federal Home Loan Bank (6.0%)
$15,000,000     1.17%, 2/4/03.................   14,998,050
                                               ------------
  Total U.S. Government Agency
   (Cost $14,998,538)                            14,998,050
                                               ------------
  Total Investments (Cost $307,177,661)
   (a)--103.5%                                  257,984,160
  Liabilities in excess of other assets--(3.5)%   (8,689,758
                                               ------------
  Net Assets--100.0%                           $249,294,402
                                               ============

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation.... $ 10,396,346
                   Unrealized depreciation....  (59,589,847)
                                               ------------
                   Net unrealized depreciation $(49,193,501)
                                               ============

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
ADR--American Depositary Receipt

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

                    Security
Shares             Description                Value
------- ---------------------------------- ------------
Common Stocks (92.1%)
Aerospace/Defense (1.0%)
 15,440 Alliant Techsystems, Inc. (b)..... $    839,318
 19,440 Boeing Co.........................      614,110
                                           ------------
                                              1,453,428
                                           ------------
Automotive (0.4%)
 14,960 General Motors Corp...............      543,497
                                           ------------
Banks (3.3%)
 33,400 Bank of America Corp..............    2,339,670
 29,000 FleetBoston Financial Corp........      757,190
 72,910 U.S. Bancorp......................    1,538,401
                                           ------------
                                              4,635,261
                                           ------------
Beverages (2.9%)
 22,140 Anheuser-Busch Cos., Inc..........    1,050,986
 52,430 Coca-Cola Co. (The)...............    2,121,318
 21,725 PepsiCo, Inc......................      879,428
                                           ------------
                                              4,051,732
                                           ------------
Business Equipment & Services (2.0%)
 73,380 BearingPoint, Inc. (b)............      578,968
 39,060 Concord EFS, Inc. (b).............      572,620
 23,770 Deluxe Corp.......................      956,504
 24,975 Paychex, Inc......................      628,871
                                           ------------
                                              2,736,963
                                           ------------
Chemicals (0.9%)
 31,460 E.I. du Pont de Nemours & Co......    1,191,390
                                           ------------
Computers & Peripherals (6.0%)
301,710 Cisco Systems, Inc. (b)...........    4,033,863
 52,200 Dell Computer Corp. (b)...........    1,245,492
198,040 EMC Corp. (b).....................    1,524,908
 80,420 Hewlett-Packard Co................    1,400,112
                                           ------------
                                              8,204,375
                                           ------------
Consumer Goods & Services (1.0%)
 16,560 Procter & Gamble Co...............    1,417,039
                                           ------------
Data Processing (0.9%)
 38,360 DST Systems, Inc. (b).............    1,262,811
                                           ------------
Diversified Operations (2.7%)
 10,150 3M Co.............................    1,264,183
 44,130 Honeywell International, Inc......    1,078,537
 22,560 United Technologies Corp..........    1,434,365
                                           ------------
                                              3,777,085
                                           ------------
Electrical Equipment (3.8%)
230,160 General Electric Co...............    5,325,902
                                           ------------
Electronic Components/Instruments (1.6%)
146,750 Flextronics International Ltd. (b)    1,182,805
105,770 Vishay Intertechnology, Inc. (b)..    1,092,604
                                           ------------
                                              2,275,409
                                           ------------
Electronics--Semiconductors (2.6%)
 45,460 Applied Materials, Inc. (b).......      544,156
123,250 Intel Corp........................    1,930,095
 71,744 Texas Instruments, Inc............    1,140,730
                                           ------------
                                              3,614,981
                                           ------------

                     Security
Shares              Description                Value
------- ----------------------------------- ------------
Common Stocks, continued
Entertainment (1.4%)
 48,720 Viacom, Inc., Class B (b).......... $  1,878,156
                                            ------------
Financial Services (10.3%)
 59,785 Alliance Capital Management
         Holding L.P.......................    1,784,582
 69,540 American Express Co................    2,470,756
 53,820 Capital One Financial Corp.........    1,671,111
 75,620 Citigroup, Inc.....................    2,599,815
 16,330 Fannie Mae.........................    1,056,551
 27,840 Fifth Third Bancorp................    1,485,264
 41,225 J.P. Morgan Chase & Co.............      962,192
 58,400 Janus Capital Group, Inc...........      741,096
 37,600 Morgan Stanley Dean Witter & Co....    1,425,040
                                            ------------
                                              14,196,407
                                            ------------
Food Distributors (0.9%)
 44,750 SYSCO Corp.........................    1,314,308
                                            ------------
Health Care (1.9%)
 14,335 Cardinal Health, Inc...............      836,161
 28,130 Lincare Holdings, Inc. (b).........      802,830
 14,400 WellPoint Health Networks, Inc. (b)    1,046,592
                                            ------------
                                               2,685,583
                                            ------------
Insurance (5.4%)
 74,545 American International Group, Inc..    4,034,375
 11,560 Chubb Corp.........................      621,003
 65,850 Marsh & McLennan Cos., Inc.........    2,807,186
                                            ------------
                                               7,462,564
                                            ------------
Insurance--Life & Health (0.7%)
 29,800 AFLAC, Inc.........................      965,222
                                            ------------
Media--Cable TV (0.5%)
 26,690 Comcast Corp., Class A (b).........      710,755
                                            ------------
Medical--Biotechnology (1.4%)
 37,890 Amgen, Inc. (b)....................    1,930,874
                                            ------------
Medical Instruments (2.6%)
 53,040 Medtronic, Inc.....................    2,382,557
 29,100 Zimmer Holdings, Inc. (b)..........    1,193,100
                                            ------------
                                               3,575,657
                                            ------------
Medical Supplies (0.4%)
 22,020 Baxter International, Inc..........      620,524
                                            ------------
Metal & Mineral Production (0.5%)
 32,700 Alcoa, Inc.........................      646,479
                                            ------------
Motorcycle Manufacturing (0.7%)
 24,540 Harley-Davidson, Inc...............    1,025,281
                                            ------------
Oil & Gas--Exploration & Production Services (6.2%)
 22,270 ChevronTexaco Corp.................    1,434,187
125,110 Exxon Mobil Corp...................    4,272,506
 31,200 Marathon Oil Corp..................      652,080
 17,600 Noble Corp. (b)....................      603,328
 32,020 Ocean Energy, Inc..................      599,735
 24,780 Schlumberger Ltd...................      934,206
                                            ------------
                                               8,496,042
                                            ------------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                  Security
Shares           Description             Value
------- ----------------------------- ------------
Common Stocks, continued
Pharmaceuticals (5.9%)
 30,716 Johnson & Johnson............ $  1,646,685
 10,860 Lilly (Eli) & Co.............      654,206
 13,690 Merck & Co., Inc.............      758,289
137,076 Pfizer, Inc..................    4,161,628
 20,970 Pharmacia Corp...............      875,917
                                      ------------
                                         8,096,725
                                      ------------
Real Estate (1.3%)
 29,290 Healthcare Realty Trust, Inc.      823,928
 34,290 iStar Financial, Inc.........      959,777
                                      ------------
                                         1,783,705
                                      ------------
Restaurants (2.1%)
 41,095 Darden Restaurants, Inc......      891,762
 88,556 Starbucks Corp. (b)..........    2,011,992
                                      ------------
                                         2,903,754
                                      ------------
Retail (7.8%)
 35,590 Best Buy Co., Inc. (b).......      928,543
 49,370 Costco Wholesale Corp. (b)...    1,425,312
 54,950 Home Depot, Inc..............    1,148,455
 25,275 Kohl's Corp. (b).............    1,323,652
 93,050 Wal-Mart Stores, Inc.........    4,447,789
 47,810 Walgreen Co..................    1,386,490
                                      ------------
                                        10,660,241
                                      ------------
Retail--Food Chain (0.9%)
 55,160 Safeway, Inc. (b)............    1,307,292
                                      ------------
Savings & Loans (0.6%)
 25,760 Washington Mutual, Inc.......      887,432
                                      ------------
Software & Computer Services (4.7%)
111,010 Microsoft Corp. (b)..........    5,268,534
 98,490 Oracle Corp. (b).............    1,184,835
                                      ------------
                                         6,453,369
                                      ------------

Shares or
Principal               Security
 Amount                Description                  Value
---------- ------------------------------------ ------------
Common Stocks, continued
Telecommunications--Services & Equipment (0.4%)
    42,240 Nokia Corp., ADR.................... $    607,834
                                                ------------
Tobacco (0.8%)
    29,260 Altria Group, Inc...................    1,108,076
                                                ------------
Transportation (0.9%)
    20,200 United Parcel Service, Inc., Class B    1,218,666
                                                ------------
Utilities--Electric (0.6%)
    14,630 Dominion Resources, Inc.............      792,800
                                                ------------
Utilities--Telecommunications (4.1%)
    37,840 ALLTEL Corp.........................    1,773,561
   103,826 Verizon Communications..............    3,974,459
                                                ------------
                                                   5,748,020
                                                ------------
  Total Common Stocks (Cost $150,384,842)        127,565,639
                                                ------------
Depositary Receipts (8.4%)
    72,000 DIAMONDS Trust, Series I............    5,820,480
    68,000 S&P 500 Depositary Receipt..........    5,852,080
                                                ------------
  Total Depositary Receipts (Cost $11,747,930)    11,672,560
                                                ------------
Investment Company (1.0%)
 1,432,728 LEADER Money Market Fund,
           Institutional Shares................    1,432,728
                                                ------------
  Total Investment Company (Cost $1,432,728)       1,432,728
                                                ------------
U.S. Government Agency (5.8%)
Federal Home Loan Bank (5.8%)
$8,000,000 1.17%, 2/4/03.......................    7,998,960
                                                ------------
  Total U.S. Government Agency
   (Cost $7,999,220)                               7,998,960
                                                ------------
  Total Investments (Cost $171,564,720)
   (a)--107.3%                                   148,669,887
  Liabilities in excess of other assets--(7.3)%  (10,070,241)
                                                ------------
  Net Assets--100.0%                            $138,599,646
                                                ============

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation.... $  7,082,351
                   Unrealized depreciation....  (29,977,184)
                                               ------------
                   Net unrealized depreciation $(22,894,833)
                                               ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.
ADR--American Depositary Receipt

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

                    Security
Shares             Description                Value
------- ---------------------------------- -----------
Common Stocks (86.4%)
China (7.8%)
Airlines (0.7%)
468,000 China Southern Airlines Co., Ltd.,
         Class H.......................... $   145,502
                                           -----------
Mining (0.8%)
404,000 Yanzhou Coal Mining Co., Ltd.,
         Class H..........................     173,515
                                           -----------
Oil & Gas--Exploration & Production Services (1.5%)
258,500 CNOOC Ltd.........................     333,072
                                           -----------
Real Estate (2.0%)
480,000 China Resources Enterprise Ltd....     433,851
                                           -----------
Steel (1.0%)
321,000 China Steel Corp..................     217,379
                                           -----------
Telecommunications (1.3%)
121,000 China Mobile Ltd. (b).............     285,440
                                           -----------
Utilities--Electric (0.5%)
126,000 Huaneng Power International, Inc.,
         Class H..........................     104,194
                                           -----------
                                             1,692,953
                                           -----------
Hong Kong (20.0%)
Airlines (0.5%)
 70,000 Cathay Pacific Airways Ltd........     104,553
                                           -----------
Banks (2.2%)
 36,000 HSBC Holdings PLC.................     379,620
  8,425 Standard Chartered PLC............      86,413
                                           -----------
                                               466,033
                                           -----------
Chemicals (1.4%)
338,000 Kingboard Chemical Holdings Ltd...     292,504
                                           -----------
Commercial Services (1.0%)
531,100 Zhejiang Expressway Co., Ltd.,
         Class H..........................     214,485
                                           -----------
Containers & Packaging (0.7%)
162,000 Cosco Pacific Ltd.................     150,579
                                           -----------
Diversified--Conglomerates/Holding Companies (2.6%)
 55,300 Hutchison Whampoa Ltd.............     347,402
 52,000 Swire Pacific Ltd., Class A.......     216,003
                                           -----------
                                               563,405
                                           -----------
Electronic Components/Instruments (0.5%)
108,000 Techtronic Industries Co., Ltd....     110,771
                                           -----------
Financial Services (1.4%)
 62,400 Dah Sing Financial Group..........     308,804
                                           -----------
Real Estate (4.1%)
 33,000 Cheung Kong Holdings Ltd..........     215,772
345,000 Hang Lung Group Ltd...............     291,927
 66,000 Sun Hung Kai Properties Ltd.......     379,927
                                           -----------
                                               887,626
                                           -----------
Retail (1.3%)
792,000 Giordano International Ltd........     281,773
                                           -----------
Textile/Apparel (1.6%)
183,000 Esprit Holdings Ltd...............     346,062
                                           -----------

                       Security
 Shares               Description                Value
--------- ----------------------------------- -----------
Common Stocks, continued
Hong Kong, continued
Transportation (0.9%)
   43,600 Kowloon Motor Bus Holdings Ltd..... $   189,495
                                              -----------
Utilities--Electric (1.8%)
   97,000 CLP Holdings Ltd...................     390,491
                                              -----------
                                                4,306,581
                                              -----------
India (0.8%)
Banks (0.8%)
   11,900 HDFC Bank Ltd., ADR................     177,905
                                              -----------
Malaysia (7.1%)
Agricultural Operations (1.0%)
  141,000 IOI Corp. Berhad...................     218,921
                                              -----------
Banks (2.2%)
  404,818 Public Bank Berhad.................     245,021
  325,000 Public Bank Berhad.................     230,921
                                              -----------
                                                  475,942
                                              -----------
Diversified--Conglomerates/Holding Companies (1.6%)
   87,000 Genting Berhad.....................     338,843
                                              -----------
Leisure (1.4%)
  135,000 Tanjong PLC........................     310,855
                                              -----------
Telecommunications (0.9%)
  133,000 Maxis Communications Berhad (b)....     196,000
                                              -----------
                                                1,540,561
                                              -----------
Philippines (0.9%)
Banks (0.5%)
  145,270 Bank of Philippine Islands.........      98,511
                                              -----------
Real Estate (0.4%)
1,130,310 Ayala Land, Inc....................     103,949
                                              -----------
                                                  202,460
                                              -----------
Singapore (8.7%)
Banks (3.6%)
   53,000 Oversea-Chinese Banking Corp., Ltd.     277,311
   83,000 United Overseas Bank Ltd...........     501,093
                                              -----------
                                                  778,404
                                              -----------
Electronic Components/Instruments (0.8%)
   23,000 Venture Manufacturing Ltd..........     171,918
                                              -----------
Industrials (1.6%)
  341,000 SembCorp Industries Ltd............     165,677
  184,000 Singapore Technologies
           Engineering Ltd...................     183,027
                                              -----------
                                                  348,704
                                              -----------
Publishing (1.8%)
   36,000 Singapore Press Holdings Ltd.......     378,795
                                              -----------
Telecommunications (0.9%)
  272,000 MobileOne (Asia) Ltd. (b)..........     192,364
                                              -----------
                                                1,870,185
                                              -----------
South Korea (24.2%)
Automotive (1.0%)
   20,770 Hyundai Motors Co., Ltd. (b).......     209,663
                                              -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                      Security
Shares               Description                 Value
------- ------------------------------------- -----------
Common Stocks, continued
South Korea, continued
Banks (3.8%)
 13,021 Hana Bank (b)........................ $   192,407
 14,729 Kookmin Bank.........................     506,150
 15,960 Koram Bank...........................     112,433
                                              -----------
                                                  810,990
                                              -----------
Beverages (1.6%)
  3,710 Hite Brewery Co., Ltd. (b)...........     180,082
    310 Lotte Chilsung Beverage Co., Ltd. (b)     154,734
                                              -----------
                                                  334,816
                                              -----------
Chemicals (0.3%)
  1,820 LG Chem Ltd..........................      67,234
                                              -----------
Consumer Goods & Services (0.7%)
  1,660 Pacific Corp.........................     142,041
                                              -----------
Electronic Components/Instruments (8.3%)
  3,090 Samsung Electro Mechanics Co., Ltd.       101,009
  6,860 Samsung Electronics Co., Ltd.........   1,717,946
                                              -----------
                                                1,818,955
                                              -----------
Financial Services (1.0%)
 18,900 Shinhan Financial Group Co., Ltd.....     212,706
                                              -----------
Food Distributors (0.6%)
  3,860 CJ Corp..............................     133,143
                                              -----------
Insurance (1.0%)
  4,010 Samsung Fire & Marine Insurance Co.,
         Ltd.................................     209,113
                                              -----------
Retail (1.2%)
  1,880 Shinsegae Co., Ltd...................     266,495
                                              -----------
Steel (1.4%)
  2,920 POSCO................................     298,522
                                              -----------
Telecommunications (3.3%)
  8,420 Korea Telecom Corp...................     345,046
  2,420 SK Telecom Co., Ltd..................     372,148
                                              -----------
                                                  717,194
                                              -----------
                                                5,220,872
                                              -----------
Taiwan (13.6%)
Banks (2.8%)
567,000 Chinatrust Financial Holding Co.,
         Ltd. (b)............................     499,977
167,000 Mega Financial Holdings Co., Ltd. (b)     102,023
                                              -----------
                                                  602,000
                                              -----------
Chemicals (1.3%)
 87,000 Formosa Chemicals & Fibre Corp.......      97,775
139,000 Formosa Plastic Corp.................     185,456
                                              -----------
                                                  283,231
                                              -----------

                        Security
 Shares                Description                 Value
 ---------  ----------------------------------  -----------
Common Stocks, continued
Taiwan, continued
Computers & Peripherals (2.2%)
   70,317   Ambit Microsystems Corp. (c)....... $   250,249
  195,000   Compal Electronics, Inc............     229,266
                                                -----------
                                                    479,515
                                                -----------
Electronic Components/Instruments (1.1%)
  196,000   Delta Electronics, Inc.............     238,349
                                                -----------
Electronics-Semiconductors (3.4%)
  527,440   Taiwan Semiconductor Manufacturing
             Co., Ltd. (b).....................     724,999
                                                -----------
Engineering Services (0.9%)
  272,000   CTCI Corp..........................     200,657
                                                -----------
Financial Services (1.1%)
  542,000   SinoPac Holdings Co. (b)...........     233,500
                                                -----------
Retail (0.8%)
  100,000   President Chain Store Corp.........     162,815
                                                -----------
                                                  2,925,066
                                                -----------
Thailand (3.3%)
Banks (1.2%)
  328,000   Thai Farmers Bank Public Co., Ltd..     268,412
                                                -----------
Building Materials (0.8%)
    5,000   Siam Cement Public Co., Ltd........     163,666
                                                -----------
Telecommunications (1.3%)
1,073,800   Shin Corp. Public Co., Ltd. (b)....     278,681
                                                -----------
                                                    710,759
                                                -----------
  Total Common Stocks (Cost $19,926,333)         18,647,342
                                                -----------
Equity Linked Notes (1.5%)
India (1.5%)
Financial Services (0.9%)
   11,290   Cipla Ltd. (b).....................     199,382
                                                -----------
Software & Computer Services (0.6%)
    1,500   Infosys Technologies Ltd. (b)......     134,960
                                                -----------
  Total Equity Linked Notes (Cost $305,274)         334,342
                                                -----------
Investment Companies (9.3%)
1,076,441   LEADER Money Market Fund,
             Institutional Shares..............   1,076,441
  922,393   LEADER Treasury Money Market
             Fund, Institutional Shares........     922,393
                                                -----------
  Total Investment Companies (Cost $1,998,834)    1,998,834
                                                -----------
  Total Investments (Cost $22,230,441)
   (a)--97.2%                                    20,980,518
  Other assets in excess of liabilities--2.8%       596,947
                                                -----------
  Net Assets--100.0%                            $21,577,465
                                                ===========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $ 1,140,227
                    Unrealized depreciation....  (2,390,150)
                                                -----------
                    Net unrealized depreciation $(1,249,923)
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) A portion of this security is restricted as to resale as of January 31, 2003.
ADR--American Depositary Receipt
PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Corporate Bonds (46.8%)
Banks--Domestic (1.3%)
$ 1,750,000 Mercantile Safe Deposit & Trust,
             5.70%, 11/15/11................ $  1,807,769
  1,350,000 U.S. Bancorp, 5.10%, 7/15/07....    1,442,316
                                             ------------
                                                3,250,085
                                             ------------
Computers & Peripherals (2.0%)
  5,040,000 IBM Corp., 4.75%, 11/29/12......    5,077,049
                                             ------------
Consumer Goods & Services (3.1%)
  1,145,000 Colgate-Palmolive Co., Series B,
             7.60%, 5/19/25, MTN............    1,418,369
  2,765,000 Estee Lauder Cos., Inc.,
             6.00%, 1/15/12.................    2,983,457
  2,200,000 Procter & Gamble Co.,
             8.50%, 8/10/09.................    2,763,750
    500,000 Sherwin-Williams Co.,
             7.38%, 2/1/27..................      571,250
                                             ------------
                                                7,736,826
                                             ------------
Electrical Equipment (1.2%)
  3,000,000 General Electric Co.,
             5.00%, 2/1/13..................    2,998,686
                                             ------------
Financial Services (9.6%)
  1,200,000 Associates Corp. N.A.,
             7.95%, 2/15/10.................    1,400,777
  1,550,000 Ford Motor Credit Co.,
             6.70%, 7/16/04.................    1,593,946
  2,350,000 Ford Motor Credit Co.,
             7.50%, 3/15/05.................    2,423,250
  2,000,000 General Electric Capital Corp.,
             5.00%, 2/15/07, MTN............    2,105,472
  3,000,000 General Electric Capital Corp.,
             8.63%, 6/15/08.................    3,649,197
  5,000,000 Goldman Sachs Group, Inc.,
             6.88%, 1/15/11.................    5,579,564
  2,500,000 Morgan Stanley Dean Witter &
             Co., 5.80%, 4/1/07.............    2,700,048
  3,875,000 Pitney Bowes Credit Corp.,
             5.75%, 8/15/08.................    4,249,037
                                             ------------
                                               23,701,291
                                             ------------
Food Distributors (1.1%)
  2,495,000 SYSCO Corp., 7.25%, 4/15/07.....    2,838,063
                                             ------------
Oil & Gas--Exploration & Production Services (5.5%)
    800,000 Amoco Argentina,
             6.63%, 9/15/05.................      864,000
  5,000,000 Amoco Co., 6.50%, 8/1/07........    5,606,250
  2,056,000 ChevronTexaco Corp., 8.11%,
             12/1/04, Chevron Corp.
             Guaranteed.....................    2,230,760
  4,732,000 Rowan Cos., Inc., Title XI
             Shipping Bonds, 5.88%,
             3/15/12, U.S. Government
             Guaranteed.....................    5,050,151
                                             ------------
                                               13,751,161
                                             ------------

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Corporate Bonds, continued
Pharmaceuticals (3.5%)
$ 2,500,000 Johnson & Johnson,
             8.72%, 11/1/24................. $  2,867,490
  5,000,000 Zeneca Wilmington, Inc.,
             7.00%, 11/15/23................    5,890,310
                                             ------------
                                                8,757,800
                                             ------------
Restaurants (1.1%)
  1,400,000 McDonald's Corp.,
             6.50%, 8/1/07..................    1,573,250
  1,025,000 Wendy's International, Inc.,
             6.20%, 6/15/14.................    1,124,938
                                             ------------
                                                2,698,188
                                             ------------
Retail (1.2%)
  2,500,000 Wal-Mart Stores, Inc.,
             8.85%, 1/2/15..................    3,074,350
                                             ------------
Sovereign Agency (2.1%)
  5,000,000 Export Development Corp.,
             4.55%, 6/30/05.................    5,291,645
                                             ------------
Supranational Agency (9.0%)
    920,000 African Development Bank,
             6.88%, 10/15/15................    1,061,988
  5,000,000 African Development Bank,
             8.80%, 9/1/19..................    6,699,644
  5,000,000 European Investment Bank,
             4.88%, 9/6/06, MTN.............    5,340,430
  4,779,000 Inter-American Development
             Bank, 8.50%, 3/15/11...........    6,095,600
  3,000,000 International Bank for
             Reconstruction & Development,
             3.50%, 10/22/04, MTN...........    3,093,912
                                             ------------
                                               22,291,574
                                             ------------
Telecommunications (2.8%)
  4,075,000 GTE Southwest, Inc., First
             Mortgage Bond,
             8.50%, 11/15/31................    5,241,469
  1,380,000 Southwestern Bell Telephone Co.,
             7.00%, 7/1/15..................    1,624,950
                                             ------------
                                                6,866,419
                                             ------------
Tools & Accessories (0.7%)
  1,500,000 Snap-on, Inc., 6.25%, 8/15/11...    1,655,688
                                             ------------
Transportation (2.6%)
  5,509,594 FedEx Corp., Pass Thru
             Certificates, 7.50%, 1/15/18...    6,401,354
                                             ------------
  Total Corporate Bonds (Cost $107,904,480)   116,390,179
                                             ------------
Private Placements (4.3%)
Financial Services (1.2%)
  3,000,000 Alter Moneta Receivables LLC,
             2.56%, 3/15/11 (b).............    3,002,637
                                             ------------
Insurance (2.2%)
  5,000,000 AIG SunAmerica Global
             Financing, 5.85%, 8/1/08 (b)...    5,444,450
                                             ------------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal            Security
  Amount             Description             Value
----------- ----------------------------- ------------
Private Placements, continued
Minerals (0.9%)
$ 2,000,000 North Finance (Bermuda) Ltd.,
             7.00%, 9/15/05 (b).......... $  2,177,830
                                          ------------
Total Private Placements
 (Cost $10,524,574)                         10,624,917
                                          ------------
U.S. Government Agencies (24.9%)
Federal Home Loan Bank (5.5%)
  5,000,000 6.50%, 11/15/05..............    5,570,980
  3,000,000 4.88%, 11/15/06..............    3,217,107
  1,000,000 5.80%, 9/2/08................    1,112,044
  3,000,000 7.63%, 5/14/10...............    3,672,639
                                          ------------
                                            13,572,770
                                          ------------
Federal Home Loan Mortgage Corp. (7.2%)
    125,000 2.88%, 9/26/05...............      125,793
  2,075,000 6.75%, 5/30/06...............    2,353,569
  5,000,000 4.50%, 7/23/07...............    5,181,045
  9,500,000 6.25%, 3/5/12................   10,227,671
                                          ------------
                                            17,888,078
                                          ------------
Federal National Mortgage Assoc. (7.0%)
  5,000,000 5.50%, 5/2/06................    5,407,140
  5,150,000 5.20%, 2/6/07................    5,151,777
  5,000,000 6.00%, 5/15/08...............    5,620,325
  1,000,000 6.88%, 9/10/12...............    1,122,161
                                          ------------
                                            17,301,403
                                          ------------
Housing & Urban Development (1.3%)
  2,950,000 6.41%, 8/1/14................    3,276,028
                                          ------------
Private Export Funding (1.7%)
    565,000 7.11%, 4/15/07...............      653,281
  3,100,000 6.67%, 9/15/09...............    3,596,000
                                          ------------
                                             4,249,281
                                          ------------

 Shares or
 Principal               Security
  Amount                Description                Value
  -----------    ----------------------------   ------------
U.S. Government Agencies, continued
Small Business Administration Corp. (2.2%)
$ 5,059,255     6.34%, 8/1/11.................. $  5,459,954
                                                ------------
  Total U.S. Government Agencies
   (Cost $57,482,489)                             61,747,514
                                                ------------
U.S. Treasury Bonds (6.9%)
  8,400,000     7.25%, 5/15/16.................   10,660,457
  4,850,000     7.88%, 2/15/21.................    6,602,824
                                                ------------
  Total U.S. Treasury Bonds (Cost $14,988,839)    17,263,281
                                                ------------
U.S. Treasury Notes (13.9%)
  4,300,000     7.25%, 8/15/04.................    4,677,093
  1,000,000     7.50%, 2/15/05.................    1,115,157
  7,815,000     6.50%, 5/15/05.................    8,629,167
  5,000,000     5.75%, 11/15/05................    5,493,360
  3,000,000     6.63%, 5/15/07.................    3,465,822
 10,000,000     5.63%, 5/15/08.................   11,218,760
                                                ------------
  Total U.S. Treasury Notes (Cost $32,783,657)    34,599,359
                                                ------------
Investment Companies (2.0%)
  2,924,666     LEADER Money Market Fund
                 Institutional Shares ,........    2,924,666
  1,990,298     LEADER Treasury Money Market
                 Fund, Institutional Shares....    1,990,298
                                                ------------
  Total Investment Companies (Cost $4,914,964)     4,914,964
                                                ------------
  Total Investments (Cost $228,599,003)
   (a)--98.8%                                    245,540,214
  Other assets in excess of liabilities--1.2%      2,937,069
                                                ------------
  Net Assets--100.0%                            $248,477,283
                                                ============

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $17,012,842
                    Unrealized depreciation....     (71,631)
                                                -----------
                    Net unrealized appreciation $16,941,211
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
MTN--Medium Term Note

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Ultra Short Government Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

 Principal     Security
  Amount      Description       Value
----------- ---------------- ------------
U.S. Government Agencies (98.7%)
Federal Farm Credit Bank (12.7%)
$   100,000 5.72%, 2/4/03... $    100,046
  5,000,000 1.22%, 2/19/03..    4,996,938
  5,000,000 1.22%, 3/7/03...    4,994,070
  1,100,000 5.70%, 6/18/03..    1,117,875
  5,000,000 1.41%, 8/5/03...    4,968,750
     35,000 5.375%, 9/11/03.       35,877
    500,000 6.40%, 10/20/03.      518,125
  1,000,000 5.10%, 11/24/03.    1,031,110
    750,000 5.10%, 6/7/04...      783,646
  7,000,000 5.00%, 7/16/04..    7,315,000
  1,000,000 8.06%, 1/4/05...    1,116,240
  2,000,000 3.875%, 2/1/05..    2,078,252
                             ------------
                               29,055,929
                             ------------
Federal Home Loan Bank (75.3%)
 29,790,000 1.19%, 2/3/03...   29,787,045
  5,000,000 1.42%, 2/5/03...    4,998,975
 10,000,000 1.27%, 2/12/03..    9,995,766
  5,000,000 1.21%, 2/26/03..    4,995,631
  8,500,000 1.26%, 3/5/03...    8,491,112
     35,000 5.95%, 3/6/03...       35,151
 10,000,000 1.27%, 3/7/03...    9,985,654
  6,000,000 1.23%, 3/21/03..    5,987,951
  5,000,000 1.23%, 3/26/03..    4,994,467
 10,000,000 1.25%, 3/28/03..    9,977,048
  5,000,000 1.23%, 4/9/03...    4,987,500
 10,000,000 1.26%, 6/27/03..    9,950,000
    350,000 5.715%, 7/9/03..      356,843
  5,000,000 4.125%, 8/15/03.    5,075,000
  1,270,000 5.575%, 9/2/03..    1,302,055
    250,000 5.60%, 9/2/03...      256,348
  5,000,000 5.125%, 9/15/03.    5,121,125
  3,500,000 6.375%, 11/14/03    3,638,317
    800,000 5.40%, 11/20/03.      826,084
  3,000,000 5.375%, 1/5/04..    3,112,827
  1,000,000 3.20%, 2/13/04..    1,018,494
  2,000,000 5.25%, 2/13/04..    2,079,312
    250,000 5.40%, 3/1/04...      260,575

 Principal                Security
  Amount                 Description            Value
  -----------            ----------------    ------------
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$ 1,500,000            4.875%, 4/16/04...... $  1,561,545
  9,000,000            4.875%, 5/14/04......    9,385,929
  1,500,000            3.375%, 6/15/04......    1,538,885
  8,000,000            4.75%, 6/28/04.......    8,360,776
  1,000,000            2.25%, 8/13/04.......    1,009,391
    100,000            2.95%, 8/13/04.......      100,040
  2,500,000            4.625%, 8/13/04......    2,612,500
  6,000,000            6.25%, 8/13/04.......    6,397,500
    200,000            6.00%, 9/15/04.......      213,104
  1,500,000            2.26%, 9/20/04.......    1,501,602
  1,500,000            3.625%, 10/15/04.....    1,550,075
  1,435,000            3.375%, 11/15/04.....    1,472,669
  1,000,000            4.125%, 11/15/04.....    1,040,000
  1,500,000            4.125%, 1/14/05......    1,565,693
    240,000            4.375%, 2/15/05......      252,000
    500,000            4.00%, 4/25/05.......      521,731
  2,090,000            7.25%, 5/13/05.......    2,336,919
    500,000            3.85%, 7/11/05.......      504,502
  1,500,000            6.955%, 7/15/05......    1,676,250
    500,000            2.50%, 12/15/05......      502,603
                                             ------------
                                              171,336,994
                                             ------------
Student Loan Marketing Assoc. (7.3%)
    850,000            2.95%, 1/2/04........      862,750
 13,200,000            5.00%, 6/30/04.......   13,827,000
  2,000,000            3.375%, 7/15/04......    2,050,000
                                             ------------
                                               16,739,750
                                             ------------
Tennessee Valley Authority (3.4%)
  7,500,000            4.75%, 7/15/04.......    7,828,125
                                             ------------
  Total U.S. Government Agencies
   (Cost $221,639,486)                        224,960,798
                                             ------------
U.S. Treasury Note (0.9%)
  2,000,000            3.00%, 1/31/04.......    2,034,298
                                             ------------
  Total U.S. Treasury Note (Cost $1,996,991)    2,034,298
                                             ------------
  Total Investments (Cost $223,636,477)
   (a)--99.6%                                 226,995,096
  Other assets in excess of liabilities--0.4%      981,22
                                             ------------
  Net Assets--100.0%                         $227,976,320
                                             ============

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $3,370,009
                    Unrealized depreciation....    (11,390)
                                                ----------
                    Net unrealized appreciation $3,358,619
                                                ==========

   Aggregate cost for federal income tax purposes is substantially the same.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Government Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

Principal     Security
 Amount      Description       Value
---------- ---------------- -----------
U.S. Government Agencies (89.6%)
Federal Farm Credit Bank (21.7%)
$5,000,000 3.875%, 12/15/04 $ 5,181,250
 2,000,000 3.875%, 2/1/05..   2,078,252
 1,000,000 5.75%, 2/9/05...   1,076,230
 2,000,000 2.125%, 8/15/05.   1,994,560
   500,000 5.10%, 11/9/05..     537,251
    10,000 6.50%, 11/22/05.      11,126
 1,000,000 5.50%, 6/15/06..   1,091,250
 1,000,000 5.125%, 2/14/07.   1,001,196
   250,000 6.30%, 8/8/07...     282,028
   200,000 6.52%, 9/24/07..     227,681
   500,000 3.625%, 11/19/07     501,875
   200,000 4.00%, 12/24/07.     202,500
                            -----------
                             14,185,199
                            -----------
Federal Home Loan Bank (63.4%)
 5,859,000 1.19%, 2/3/03...   5,858,418
   200,000 5.40%, 11/20/03.     206,521
 2,600,000 3.00%, 12/26/03.   2,639,070
 1,000,000 3.20%, 2/13/04..   1,018,494
 1,000,000 5.25%, 2/13/04..   1,039,656
 1,500,000 3.375%, 6/15/04.   1,538,885
 1,000,000 4.75%, 6/28/04..   1,045,000
 1,000,000 2.25%, 8/13/04..   1,009,391
   100,000 2.95%, 8/13/04..     100,040
   500,000 2.26%, 9/20/04..     500,534
   500,000 3.375%, 11/15/04     513,125
 3,000,000 4.125%, 11/15/04   3,119,999
   300,000 4.375%, 2/15/05.     315,000
 1,500,000 5.25%, 5/13/05..   1,609,986
   500,000 6.955%, 7/15/05.     558,750
   500,000 5.45%, 7/25/05..     509,538
 1,000,000 3.25%, 8/15/05..   1,027,546
 1,000,000 6.875%, 8/15/05.   1,118,063
    15,000 6.34%, 10/19/05.      16,625
   100,000 6.50%, 11/15/05.     111,420
   500,000 2.50%, 12/15/05.     502,603
 5,000,000 5.375%, 5/15/06.   5,433,659

Principal                Security
 Amount                 Description              Value
   ----------            ----------------     -----------
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$1,000,000            5.25%, 8/15/06......... $ 1,085,000
 1,000,000            4.875%, 11/15/06.......   1,072,369
 3,000,000            4.875%, 2/15/07........   3,213,119
   890,000            5.00%, 3/8/07..........     956,151
   500,000            4.875%, 5/15/07........     535,699
 1,500,000            7.625%, 5/15/07........   1,771,400
   210,000            7.325%, 5/30/07........     245,191
 1,000,000            4.85%, 7/2/07..........   1,014,393
   255,000            6.50%, 8/15/07.........     289,841
   355,000            4.10%, 8/27/07.........     359,772
   425,000            3.45%, 11/5/07.........     427,266
   500,000            4.25%, 11/7/07.........     508,734
   225,000            3.50%, 11/15/07........     226,688
                                              -----------
                                               41,497,946
                                              -----------
Student Loan Marketing Assoc. (2.0%)
 1,000,000            3.375%, 7/15/04........   1,025,000
   250,000            5.85%, 6/1/07..........     277,088
                                              -----------
                                                1,302,088
                                              -----------
Tennessee Valley Authority (2.5%)
 1,500,000            6.375%, 6/15/05........   1,646,250
                                              -----------
  Total U.S. Government Agencies
   (Cost $56,531,588)                          58,631,483
                                              -----------
U.S. Treasury Notes (12.3%)
 2,000,000            6.25%, 2/15/03.........   2,004,054
   500,000            5.875%, 2/15/04........     523,633
   750,000            6.00%, 8/15/04.........     801,593
   300,000            6.50%, 5/15/05.........     331,254
 2,200,000            6.50%, 8/15/05.........   2,445,781
 1,500,000            7.00%, 7/15/06.........   1,724,708
   200,000            3.00%, 11/15/07........     200,445
                                              -----------
  Total U.S. Treasury Notes (Cost $7,621,807)   8,031,468
                                              -----------
  Total Investments (Cost $64,153,395)
   (a)--101.9%                                 66,662,951
  Liabilities in excess of other assets--(1.9)%  (1,265,34
                                              -----------
  Net Assets--100.0%                          $65,397,604
                                              ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $2,509,749
                    Unrealized depreciation....       (193)
                                                ----------
                    Net unrealized appreciation $2,509,556
                                                ==========

   Aggregate cost for federal income tax purposes is substantially the same.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

 Principal              Security
  Amount               Description                Value
----------- ---------------------------------- -----------
Alternative Minimum Tax Paper (14.8%)
Hawaii (14.8%)
$ 3,000,000 Hawaii Airport System Revenue,
             5.63%, 7/1/18, FGIC.............. $ 3,190,710
 15,375,000 Hawaii Airport System Revenue,
             Second Series, 6.90%, 7/1/12,
             Escrowed to Maturity, MBIA.......  18,607,132
  3,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             5.70%, 7/1/20, Callable 7/1/10
             @ 101, AMBAC.....................   3,195,480
  2,145,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             6.55%, 12/1/22, Callable 4/17/03
             @ 102, MBIA......................   2,197,831
 11,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             Series A, 6.60%, 1/1/25, Callable
             1/1/05 @101, MBIA................  11,968,990
  5,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             Series A, 6.20%, 5/1/26, Callable
             5/1/06 @ 101, MBIA...............   5,584,850
  7,200,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             Series A, 5.65%, 10/1/27,
             Callable 10/1/12 @ 101, MBIA.....   7,631,280
  2,650,000 Hawaii Harbor Capital
             Improvement Revenue, 6.10%,
             7/1/07, Callable 7/1/04 @102,
             FGIC.............................   2,853,653
  4,660,000 Hawaii Harbor Capital
             Improvement Revenue, 6.38%,
             7/1/24, Callable 7/1/04 @ 102,
             FGIC.............................   5,029,631
  1,500,000 Hawaii Harbor System Revenue,
             Series B, 5.50%, 7/1/19, Callable
             7/1/12 @ 100, AMBAC..............   1,591,485
  3,305,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series A, 6.00%, 7/1/26, Callable
             7/1/04 @ 102, FNMA...............   3,370,869
                                               -----------
                                                65,221,911
                                               -----------
  Total Alternative Minimum Tax Paper
   (Cost $58,200,700)                           65,221,911
                                               -----------
Commercial Paper (0.2%)
Hawaii (0.2%)
  1,000,000 Honolulu County GO,
             1.05%, 2/6/03....................   1,000,000
                                               -----------
  Total Commercial Paper (Cost $1,000,000)       1,000,000
                                               -----------

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Municipal Bonds (83.4%)
Arizona (1.6%)
$ 1,000,000 Maricopa School District No. 69
             Paradise Valley GO, 5.40%,
             7/1/12, Callable 7/1/05 @ 101,
             MBIA........................... $  1,084,040
  1,000,000 Mesa GO, 5.00%, 7/1/13, FGIC....    1,114,510
  2,150,000 Phoenix Civic Improvement Corp.
             Revenue, 5.25%, 7/1/16,
             MBIA...........................    2,278,871
  2,510,000 Scottsdale GO, 5.38%, 7/1/16,
             Callable 7/1/11 @ 101..........    2,734,645
                                             ------------
                                                7,212,066
                                             ------------
California (0.7%)
  2,745,000 San Francisco City & County
             Airport Community
             International Airport Revenue,
             Second Series, 5.63%, 5/1/21,
             Callable 5/1/06 @ 101, FGIC....    2,930,837
                                             ------------
Colorado (0.2%)
    600,000 Adams & Arapahoe Counties
             School District No. 28 GO,
             Series C, 5.35%, 12/1/15,
             Prerefunded 12/1/12 @ 100,
             FGIC...........................      680,346
                                             ------------
Florida (6.3%)
  3,000,000 Florida State Board of Education
             Capital Outlay GO, Series C,
             5.88%, 6/1/20, Callable 6/1/10
             @ 101, FGIC....................    3,335,850
    700,000 Florida State Board of Education
             Capital Outlay GO, Series E,
             5.25%, 6/1/12,
             Callable 6/1/11 @ 101..........      776,384
  5,000,000 Florida State Turnpike Authority
             Revenue, Department of
             Transportation, Series A,
             5.50%, 7/1/17, Callable 7/1/05
             @ 101, FGIC....................    5,409,750
  3,500,000 Florida State Turnpike Authority
             Revenue, Department of
             Transportation, Series A,
             5.75%, 7/1/17, Callable 7/1/10
             @ 101..........................    3,927,140
  2,000,000 Miami-Dade County Expressway
             Authority Toll System Revenue,
             6.00%, 7/1/20, Callable 7/1/10
             @ 101, FGIC....................    2,364,960
  4,875,000 Orange County Public Service Tax
             Revenue, 6.00%, 10/1/24,
             Callable 10/1/05 @ 102, FGIC...    5,409,885
  3,725,000 Orlando Utilities Community
             Water & Electric Revenue,
             Series D, 6.75%, 10/1/17.......    4,619,969

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Florida, continued
$ 2,000,000 Tampa Bay Water Utility System
             Revenue, Series B, 5.00%,
             10/1/21, FGIC................. $  2,050,720
                                            ------------
                                              27,894,658
                                            ------------
Georgia (2.5%)
    390,000 Georgia Municipal Electric
             Authority Power Revenue,
             Series W, 6.60%, 1/1/18,
             Escrowed to Maturity, MBIA....      487,449
  6,420,000 Georgia Municipal Electric
             Authority Power Revenue,
             Series W, 6.60%, 1/1/18, MBIA.    7,896,021
  2,330,000 Metropolitan Atlanta Rapid
             Transportation Authority Sales
             Tax Revenue, Series P, 6.25%,
             7/1/11, AMBAC.................    2,785,515
                                            ------------
                                              11,168,985
                                            ------------
Hawaii (45.4%)
  1,000,000 Hawaii County GO, Series A,
             4.70%, 2/1/07, Callable 2/1/06
             @ 101.5, FGIC.................    1,082,640
  2,000,000 Hawaii County GO, Series A,
             5.50%, 5/1/08, FGIC...........    2,269,680
  1,000,000 Hawaii County GO, Series A,
             4.90%, 2/1/09, Callable 2/1/06
             @ 101.5, FGIC.................    1,065,570
  1,810,000 Hawaii County GO, Series A,
             5.00%, 2/1/10, Callable 2/1/06
             @ 101.5, FGIC.................    1,947,850
  2,095,000 Hawaii County GO, Series A,
             5.10%, 2/1/13, Callable 2/1/06
             @ 101.5, FGIC.................    2,223,193
    605,000 Hawaii County GO, Series A,
             5.60%, 5/1/13, FGIC...........      693,850
  1,065,000 Hawaii County GO, Series A,
             5.50%, 7/15/14, FGIC..........    1,187,390
  2,320,000 Hawaii County GO, Series A,
             5.20%, 2/1/15, Callable 2/1/06
             @ 101.5, FGIC.................    2,465,093
  1,340,000 Hawaii County GO, Series A,
             5.50%, 7/15/15, FGIC..........    1,487,882
  2,000,000 Hawaii County GO, Series A,
             5.50%, 5/15/16, Callable
             5/15/09 @ 101, FSA............    2,171,280
  3,000,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 4.95%, 4/1/12,
             MBIA..........................    3,274,230
  2,000,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 5.50%, 12/1/14,
             Callable 12/1/09 @ 101,
             AMBAC.........................    2,206,580

 Principal              Security
  Amount               Description               Value
----------- --------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 1,700,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Kapiolani Health Care
             System, 6.30%, 7/1/08, Callable
             7/1/03 @ 102, MBIA.............. $  1,766,334
  3,680,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Kapiolani Health Care
             System, 6.40%, 7/1/13, Callable
             7/1/03 @ 102, MBIA..............    3,825,102
  1,455,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series A, 5.88%,
             7/1/11, Callable 7/1/06 @ 102...    1,554,857
  3,245,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series A, 6.05%,
             7/1/16, Callable 7/1/06 @ 102...    3,399,787
  2,275,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series A, 1.15%*,
             7/1/26..........................    2,275,000
  3,500,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series B, 5.25%,
             7/1/23, Callable 7/1/08 @ 102,
             MBIA............................    3,564,260
  1,400,000 Hawaii Department of
             Transportation, Special Facility
             Revenue, 5.75%, 3/1/13,
             Callable 3/1/03 @ 102...........    1,425,886
  2,795,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 5.70%, 7/1/13,
             Callable 7/1/04 @ 102,
             FNMA............................    2,893,356
  1,325,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 6.90%, 7/1/16,
             Callable 4/3/03 @ 101,
             FNMA............................    1,325,848
  5,980,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 5.85%, 7/1/17,
             Callable 7/1/04 @ 102,
             FNMA............................    6,142,715

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 3,475,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 7.00%, 7/1/31,
             Callable 4/3/03 @ 101,
             FNMA.......................... $  3,477,224
  2,340,000 Hawaii Housing Finance &
             Development Corp., University
             of Hawaii Faculty Housing
             Project Revenue, 5.70%,
             10/1/25, Callable 10/1/05
             @ 101, AMBAC..................    2,512,926
  2,000,000 Hawaii State GO, Series BZ,
             6.00%, 10/1/12, FGIC..........    2,359,820
  1,350,000 Hawaii State GO, Series CH,
             4.75%, 11/1/11, MBIA..........    1,464,399
  1,335,000 Hawaii State GO, Series CH,
             4.75%, 11/1/13, MBIA..........    1,437,354
  3,000,000 Hawaii State GO, Series CM,
             6.50%, 12/1/13, FGIC..........    3,692,040
  1,500,000 Hawaii State GO, Series CN,
             6.25%, 3/1/08, FGIC...........    1,749,255
  4,000,000 Hawaii State GO, Series CN,
             5.25%, 3/1/13, Callable 3/1/07
             @ 102, FGIC...................    4,355,240
  2,000,000 Hawaii State GO, Series CN,
             5.50%, 3/1/14, Callable 3/1/07
             @ 102, FGIC...................    2,216,740
  4,975,000 Hawaii State GO, Series CN,
             5.25%, 3/1/15, Callable 3/1/07
             @ 102, FGIC...................    5,367,279
  5,255,000 Hawaii State GO, Series CP,
             5.00%, 10/1/12, Callable
             10/1/07 @ 101, FGIC...........    5,609,713
  5,300,000 Hawaii State GO, Series CP,
             5.00%, 10/1/13, Callable
             10/1/07 @ 101, FGIC...........    5,624,943
  4,310,000 Hawaii State GO, Series CP,
             5.00%, 10/1/15, Callable
             10/1/07 @ 101, FGIC...........    4,540,197
  3,000,000 Hawaii State GO, Series CP,
             5.00%, 10/1/16, Callable
             10/1/07 @ 101, FGIC...........    3,128,970
  2,050,000 Hawaii State GO, Series CP,
             5.00%, 10/1/17, Callable
             10/1/07 @ 101, FGIC...........    2,153,238
  3,150,000 Hawaii State GO, Series CR,
             5.00%, 4/1/16, Callable 4/1/08
             @ 101, MBIA...................    3,283,529
  5,500,000 Hawaii State GO, Series CR,
             5.00%, 4/1/17, Callable 4/1/08
             @ 101, MBIA...................    5,709,825
  1,000,000 Hawaii State GO, Series CR,
             4.75%, 4/1/18, Callable 4/1/08
             @ 101, MBIA...................    1,026,790

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 2,200,000 Hawaii State GO, Series CS,
             5.00%, 4/1/08, MBIA........... $  2,439,690
  2,000,000 Hawaii State GO, Series CT,
             5.88%, 9/1/16, Prerefunded
             9/1/09 @ 101, FSA.............    2,354,440
  2,000,000 Hawaii State GO, Series CT,
             5.88%, 9/1/17, Prerefunded
             9/1/09 @ 101, FSA.............    2,354,440
  1,000,000 Hawaii State GO, Series CU,
             5.50%, 10/1/17, MBIA..........    1,142,630
  4,000,000 Hawaii State GO, Series CV,
             5.00%, 8/1/20, FGIC...........    4,119,880
  3,000,000 Hawaii State GO, Series CV,
             5.25%, 8/1/21, FGIC...........    3,142,200
  2,000,000 Hawaii State Highway Revenue,
             4.88%, 7/1/07, Callable 7/1/03
             @ 102, FGIC...................    2,063,060
  1,000,000 Hawaii State Highway Revenue,
             5.25%, 7/1/14, Callable 7/1/08
             @ 101, FGIC...................    1,068,760
  2,000,000 Hawaii State Highway Revenue,
             5.38%, 7/1/14, FSA............    2,202,080
  2,325,000 Hawaii State Highway Revenue,
             5.38%, 7/1/15, FSA............    2,545,991
  1,250,000 Hawaii State Highway Revenue,
             5.25%, 7/1/16, Callable 7/1/06
             @ 102, MBIA...................    1,345,600
  1,350,000 Hawaii State Highway Revenue,
             5.38%, 7/1/17, FSA............    1,448,226
  2,530,000 Hawaii State Highway Revenue,
             5.38%, 7/1/18, FSA............    2,702,470
  2,125,000 Honolulu City & County GO,
             Series A, 6.00%, 1/1/11,
             Escrowed to Maturity, FGIC....    2,481,065
    875,000 Honolulu City & County GO,
             Series A, 6.00%, 1/1/11,
             FGIC..........................    1,017,678
  4,820,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/11,
             Escrowed to Maturity, FGIC....    5,564,931
    465,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/12,
             Escrowed to Maturity, FGIC....      538,042
  1,865,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/12,
             FGIC..........................    2,150,140
  1,010,000 Honolulu City & County GO,
             Series A, 5.00%, 11/1/12,
             Callable 11/1/05 @ 101,
             MBIA..........................    1,084,164
    850,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/13,
             Escrowed to Maturity, FGIC....      984,640
  3,345,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/13,
             FGIC..........................    3,868,760

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$     5,000 Honolulu City & County GO,
             Series A, 5.63%, 9/1/13,
             Callable 9/1/06 @ 102, FGIC.... $      5,648
  1,670,000 Honolulu City & County GO,
             Series A, 5.63%, 9/1/13,
             Prerefunded 9/1/08 @ 100,
             FGIC...........................    1,926,696
  3,500,000 Honolulu City & County GO,
             Series A, 5.38%, 9/1/18, FSA...    3,769,885
  3,600,000 Honolulu City & County GO,
             Series B, 1.10%*, 1/1/05.......    3,600,000
  1,000,000 Honolulu City & County GO,
             Series B, 5.13%, 7/1/10,
             Callable 7/1/09 @ 101, FGIC....    1,107,790
    295,000 Honolulu City & County GO,
             Series B, 5.25%, 10/1/12,
             Escrowed to Maturity, FGIC.....      331,571
    640,000 Honolulu City & County GO,
             Series B, 5.25%, 10/1/12,
             FGIC...........................      716,582
  2,595,000 Honolulu City & County GO,
             Series B, 5.13%, 7/1/18,
             Callable 7/1/09 @ 101, FGIC....    2,717,069
  3,000,000 Honolulu City & County GO,
             Series C, 5.50%, 11/1/09,
             FGIC...........................    3,440,580
  2,500,000 Honolulu City & County GO,
             Series C, 5.13%, 7/1/16,
             Callable 7/1/09 @ 101, FGIC....    2,640,550
  4,000,000 Honolulu City & County Waste
             Water System Revenue, Junior
             Series, 5.00%, 7/1/23, Callable
             7/1/09 @ 101, FGIC.............    4,039,400
  2,320,000 Honolulu City & County Water
             GO, 6.00%, 12/1/11, Escrowed
             to Maturity, FGIC..............    2,737,530
    935,000 Honolulu City & County Water
             GO, 6.00%, 12/1/14, Escrowed
             to Maturity, FGIC..............    1,112,650
  1,340,000 Kauai County GO, Series C,
             5.90%, 8/1/09, AMBAC...........    1,561,569
    935,000 Maui County GO, 5.25%, 9/1/06,
             Callable 9/1/03 @ 101, FGIC....      964,107
  1,000,000 Maui County GO, 6.00%,
             12/15/08, FGIC.................    1,175,370
  1,180,000 Maui County GO, 5.13%,
             12/15/10, Callable 12/15/03
             @ 101, FGIC....................    1,232,262
  1,005,000 Maui County GO, Series A,
             5.10%, 9/1/11, Callable 9/1/07
             @ 101, FGIC....................    1,082,717
  1,020,000 Maui County GO, Series A,
             5.90%, 6/1/14, Prerefunded
             6/1/06 @ 101, MBIA.............    1,164,218

 Principal              Security
  Amount               Description                Value
----------- ---------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 1,160,000 Maui County GO, Series A,
             5.13%, 3/1/15, Callable 3/1/08
             @ 101, FGIC...................... $  1,220,633
  2,040,000 Maui County GO, Series A,
             5.38%, 3/1/17, Callable 3/1/08
             @ 101, FGIC......................    2,163,012
  1,125,000 Maui County GO, Series C,
             5.25%, 3/1/18, FGIC..............    1,195,628
  1,000,000 University of Hawaii System
             Revenue, Series A, 5.50%,
             7/15/16, FGIC....................    1,110,350
  1,205,000 University of Hawaii System
             Revenue, Series A, 5.50%,
             7/15/22, FGIC....................    1,275,926
  1,000,000 University of Hawaii System
             Revenue, Series A, 5.50%,
             7/15/29, FGIC....................    1,052,630
                                               ------------
                                                199,921,125
                                               ------------
Kansas (1.4%)
  3,725,000 Burlington Pollution Control
             Revenue, Kansas Gas &
             Electric Co. Project, 7.00%,
             6/1/31, Callable 4/3/03
             @ 101.5, MBIA....................    3,855,748
  2,195,000 Kansas City Utilities System
             Revenue, 6.38%, 9/1/23,
             Callable 9/1/04 @ 102, FGIC......    2,395,162
                                               ------------
                                                  6,250,910
                                               ------------
Kentucky (0.3%)
  1,250,000 Kentucky State Property &
             Buildings Commission
             Revenue, 2nd Series, 5.50%,
             11/1/16, FSA.....................    1,389,275
                                               ------------
Massachusetts (1.6%)
  1,000,000 Massachusetts State GO, Series C,
             5.75%, 10/1/20, Prerefunded
             10/1/10 @ 100....................    1,159,370
  5,000,000 Massachusetts State GO, Series D,
             5.25%, 11/1/17, MBIA.............    5,613,600
     80,000 Massachusetts State Water
             Pollution Abatement Revenue,
             Series 2, 5.70%, 2/1/13, Callable
             2/1/05 @ 102.....................       87,446
                                               ------------
                                                  6,860,416
                                               ------------
Michigan (5.7%)
  3,000,000 Caledonia Community Schools
             GO, 5.50%, 5/1/23, FGIC..........    3,153,120
  2,900,000 Eastern Michigan University
             Revenue, 1.35%*, 6/1/27,
             FGIC.............................    2,900,000

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal              Security
  Amount               Description               Value
----------- --------------------------------- ------------
Municipal Bonds, continued
Michigan, continued
$ 5,000,000 Michigan Municipal Building
             Authority Revenue, Clean
             Water Revolving Fund, 5.25%,
             10/1/19......................... $  5,299,200
  3,000,000 Michigan Municipal Building
             Authority Revenue, Clean
             Water Revolving Fund, 5.50%,
             10/1/21, Callable 10/1/10
             @ 101...........................    3,451,110
  1,500,000 Michigan State Building Authority
             Revenue, Series II, 5.00%,
             10/15/12, Callable 10/15/07
             @ 101...........................    1,618,770
  3,000,000 Michigan State GO, 5.50%,
             12/1/13.........................    3,426,000
  2,245,000 Michigan State Strategic Fund
             Ltd. Obligation Revenue,
             6.95%, 5/1/11, FGIC.............    2,757,129
  2,250,000 Saline Area Schools GO, 5.50%,
             5/1/15, Callable 5/1/05 @ 101,
             FGIC............................    2,442,510
                                              ------------
                                                25,047,839
                                              ------------
Minnesota (0.5%)
  1,105,000 Cohasset Minnesota Power &
             Light Co. Project Revenue,
             Series A, 1.30%*, 6/1/20........    1,105,000
  1,000,000 St. Paul Special Assessment GO,
             Series B, 5.00%, 3/1/13.........    1,066,730
                                              ------------
                                                 2,171,730
                                              ------------
Missouri (1.0%)
  2,000,000 University of Missouri Revenue,
             Series B, 5.38%, 11/1/16........    2,168,760
  2,090,000 University of Missouri Revenue,
             Series B, 5.38%, 11/1/17........    2,274,317
                                              ------------
                                                 4,443,077
                                              ------------
New Mexico (0.4%)
  1,625,000 Sante Fe Gross Receipts Tax
             Revenue, Series B, 5.63%,
             6/1/16, Callable 6/1/06 @ 102,
             AMBAC...........................    1,806,935
                                              ------------
New York (2.4%)
  1,800,000 New York GO, Series E, 5.75%,
             5/15/24, Callable 5/15/10
             @ 101, FGIC.....................    1,968,786
  5,000,000 New York State Thruway
             Authority General Revenue,
             Series D, 5.50%, 1/1/16,
             Callable 1/1/07 @ 102...........    5,485,900
  2,000,000 New York State Thruway
             Authority Revenue, Highway &
             Bridge Trust Fund, Series A,
             5.80%, 4/1/18, Callable 4/1/10
             @ 101, FSA......................    2,223,840

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Municipal Bonds, continued
New York, continued
$ 1,000,000 New York State Thruway
             Authority Revenue, Highway &
             Bridge Trust Fund, Series B,
             5.25%, 4/1/12, AMBAC........... $  1,108,740
                                             ------------
                                               10,787,266
                                             ------------
Ohio (2.6%)
  2,320,000 Cleveland Package Facilities
             Revenue, 5.50%, 9/15/16,
             Callable 9/15/06 @ 102,
             MBIA...........................    2,552,789
  3,165,000 Columbus Municipal Airport
             Authority Revenue, Port
             Columbus Improvement, Series
             B, 5.00% 1/1/16 Callable 1/1/08
             @ 101, AMBAC...................    3,281,915
  1,000,000 Hamilton County Sales Tax
             Revenue, Series B, 5.25%,
             12/1/18, AMBAC.................    1,061,790
  1,000,000 Ohio State Building Authority,
             Adult Correction Facility
             Revenue, Series A, 5.50%,
             10/1/14, FSA...................    1,108,000
  2,250,000 Ohio State Community Turnpike
             Revenue, Series B, 5.50%,
             2/15/12, FSA...................    2,549,160
  1,000,000 Ohio State Water Development
             Authority Pollution Control
             Facilities Revenue, 5.50%,
             12/1/15, Callable 6/1/05 @ 101,
             MBIA...........................    1,088,310
                                             ------------
                                               11,641,964
                                             ------------
Oregon (2.0%)
  3,100,000 Clackamas Community College
             District GO, 5.25%, 6/15/16,
             FGIC...........................    3,336,406
  5,000,000 Portland Sewer System Revenue,
             Series A, 5.75%, 8/1/18,
             FGIC...........................    5,527,350
                                             ------------
                                                8,863,756
                                             ------------
Puerto Rico (0.4%)
  1,500,000 Puerto Rico Commonwealth
             Public Improvement GO, Series
             A, 5.50%, 7/1/13, FGIC.........    1,716,030
                                             ------------
Tennessee (1.5%)
  4,730,000 Shelby County GO, Series A,
             5.63%, 4/1/15, Callable 4/1/05
             @ 101..........................    5,129,922
  1,600,000 Shelby County GO, Series B,
             5.25%, 8/1/17, Callable 8/1/07
             @ 101..........................    1,684,704
                                             ------------
                                                6,814,626
                                             ------------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Virginia (3.3%)
$ 2,995,000 Fairfax County Public
             Improvement GO, Series A,
             5.50%, 6/1/14, Callable 6/1/03
             @ 102......................... $  3,097,399
  3,650,000 Norfolk Water Revenue, 5.75%,
             11/1/13, Callable 11/1/05
             @ 102, MBIA...................    4,092,490
  1,750,000 Richmond GO, Series B, 5.20%,
             1/15/14, Callable 1/15/06
             @ 102, FGIC...................    1,860,058
  5,000,000 Virginia State Public School
             Authority Special Obligation
             Chesapeake School Financing
             Revenue, 5.63%, 6/1/15,
             Callable 6/1/05 @ 102.........    5,468,500
                                            ------------
                                              14,518,447
                                            ------------
Washington (3.6%)
  3,475,000 Douglas County School District
             No. 206 Eastmont GO, 5.00%,
             12/1/17, FGIC.................    3,616,328
  3,000,000 King County Sewer Revenue,
             Second Series, 6.25%, 1/1/14,
             Callable 1/1/09 @ 101, FGIC...    3,440,280

 Shares or
 Principal              Security
  Amount               Description               Value
-----------  -------------------------------  ------------
Municipal Bonds, continued
Washington, continued
$ 1,000,000  Snohomish County GO, 5.70%,
              12/1/14, MBIA.................. $  1,125,330
  2,880,000  Snohomish County Limited Tax
              GO, 5.25%, 12/1/12, MBIA.......    3,176,755
  4,000,000  Washington State GO, Series A,
              5.63%, 7/1/19..................    4,306,640
                                              ------------
                                                15,665,333
                                              ------------
  Total Municipal Bonds (Cost $337,737,325)    367,785,621
                                              ------------
Investment Company (0.5%)
  2,024,322  Dreyfus Tax Exempt Cash
              Management Fund, Institutional
              Shares.........................    2,024,322
                                              ------------
  Total Investment Company (Cost $2,024,322)     2,024,322
                                              ------------
  Total Investments (Cost $398,962,347)
   (a)--98.9%                                  436,031,854
  Other assets in excess of liabilities--1.1%    4,745,926
                                              ------------
  Net Assets--100.0%                          $440,777,780
                                              ============

--------
* Variable rate security. Rate represents rate in effect on January 31, 2003. Maturity reflects final maturity date.
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $37,069,507
                    Unrealized depreciation....          --
                                                -----------
                    Net unrealized appreciation $37,069,507
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.

AMBAC--Insured by AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Company
FNMA--Insured by Federal National Mortgage Association Collateral
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- -----------
Alternative Minimum Tax Paper (9.8%)
Hawaii (6.9%)
$1,000,000 Hawaii State Airport System
            Revenue, 4.75%, 7/1/06, FGIC...... $ 1,071,300
   585,000 Hawaii State Harbor Capital
            Improvements Revenue,
            5.80%, 7/1/04, FGIC...............     621,369
 1,885,000 Hawaii State Housing Finance &
            Development Corp., Single
            Family Mortgage Revenue,
            Series A, 4.75%, 7/1/06, FNMA.....   2,006,715
                                               -----------
                                                 3,699,384
                                               -----------
Tennessee (0.9%)
   500,000 Memphis-Shelby County Airport
            Authority Revenue,
            4.00%, 11/15/03, MBIA.............     510,015
                                               -----------
Utah (2.0%)
 1,000,000 Utah State Board of Regents Student
            Loan Revenue, Series N, 5.90%,
            11/1/07, Callable 11/1/05 @ 102,
            AMBAC.............................   1,107,540
                                               -----------
  Total Alternative Minimum Tax Paper
   (Cost $5,027,067)                             5,316,939
                                               -----------
Commercial Paper (1.8%)
Hawaii (1.8%)
 1,000,000 Honolulu County GO,
            1.05%, 2/6/03.....................   1,000,000
                                               -----------
  Total Commercial Paper (Cost $1,000,000)       1,000,000
                                               -----------
Municipal Bonds (85.5%)
Colorado (1.9%)
 1,000,000 Metro Wastewater Reclamation
            District Sewer Revenue, Series A,
            5.25%, 4/1/03.....................   1,006,325
                                               -----------
Connecticut (0.0%)
    25,000 Connecticut State GO, Series E,
            4.75%, 3/15/08, Prerefunded
            3/15/04 @ 101.50..................      26,344
                                               -----------
Hawaii (47.5%)
   775,000 Hawaii County GO, Series A,
            5.20%, 5/1/04, FGIC...............     812,208
 1,000,000 Hawaii Department of Budget &
            Finance, Special Purpose
            Revenue, Queens Health System,
            Series A, 1.15%*, 7/1/26..........   1,000,000
 2,000,000 Hawaii State Airport System
            Revenue, First Series,
            5.60%, 7/1/04, MBIA...............   2,113,299
   475,000 Hawaii State GO, Series CD,
            5.00%, 2/1/03.....................     475,044
 1,000,000 Hawaii State GO, Series CN,
            6.25%, 3/1/08, FGIC...............   1,166,170
   800,000 Hawaii State GO, Series CO,
            6.00%, 9/1/05, FGIC...............     887,280
 1,000,000 Hawaii State GO, Series CO,
            6.00%, 9/1/06, FGIC...............   1,138,340

Principal              Security
 Amount               Description                Value
---------- ---------------------------------- -----------
Municipal Bonds, continued
Hawaii, continued
$1,150,000 Hawaii State GO, Series CP,
            5.50%, 10/1/07, FGIC............. $ 1,308,286
 1,000,000 Hawaii State GO, Series CR,
            5.25%, 4/1/13, Callable 4/1/08
            @ 101, MBIA......................   1,073,060
 1,000,000 Hawaii State GO, Series CS,
            5.00%, 4/1/07, MBIA..............   1,105,970
 1,000,000 Hawaii State GO, Series CT,
            5.25%, 9/1/07, FSA...............   1,124,540
 1,000,000 Hawaii State GO, Series CU,
            5.75%, 10/1/10, MBIA.............   1,158,640
 1,250,000 Hawaii State GO, Series CV,
            5.50%, 8/1/08, FGIC..............   1,422,650
 1,000,000 Hawaii State GO, Series CZ,
            5.25%, 7/1/12....................   1,117,090
 1,000,000 Hawaii State Harbor System
            Revenue, Series A, 4.50%, 7/1/08,
            AMBAC............................   1,086,280
   485,000 Hawaii State Highway Revenue,
            3.75%, 7/1/03....................     489,588
   750,000 Hawaii State Highway Revenue,
            4.85%, 7/1/09, FSA...............     827,078
 1,200,000 Hawaii State Housing Finance &
            Development Corp., Single
            Family Mortgage Revenue,
            Series B, 4.80%, 7/1/07, FNMA....   1,273,716
 1,500,000 Honolulu City & County GO,
            Series A, 1.10%*, 1/1/10.........   1,500,000
 1,000,000 Honolulu City & County GO,
            Series B, 1.10%*, 1/1/05.........   1,000,000
 1,150,000 Honolulu City & County Waste
            Water System Revenue,
            5.00%, 7/1/09, FGIC..............   1,278,145
 1,000,000 Honolulu City & County Waste
            Water System Revenue, Series SR,
            5.00%,7/1/07, AMBAC..............   1,109,830
 1,125,000 Maui County GO, Series B, 5.38%,
            9/1/13, MBIA.....................   1,263,161
                                              -----------
                                               25,730,375
                                              -----------
Kansas (5.9%)
 1,075,000 Johnson County, Unified School
            District #233 GO, Series C,
            5.00%, 9/1/05, FGIC..............   1,169,009
 1,000,000 Kansas State Department of
            Transportation Highway Revenue,
            Series A, 5.10%, 3/1/03..........   1,002,967
 1,000,000 Wyandotte County & Kansas City
            Unified Government Utility
            System Revenue, 4.50%, 9/1/03,
            MBIA.............................   1,019,390
                                              -----------
                                                3,191,366
                                              -----------
Maine (0.9%)
   500,000 Maine State GO, 3.00%, 6/15/03....     503,465
                                              -----------
Michigan (4.9%)
 1,000,000 Huron Valley School District GO,
            3.00%, 5/1/05....................   1,032,440

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- -----------
Municipal Bonds, continued
Michigan, continued
$1,500,000 Michigan State Building Authority
            Revenue, Series II, 5.00%,
            10/15/12, Callable
            10/15/07 @ 101.................... $ 1,618,770
                                               -----------
                                                 2,651,210
                                               -----------
Minnesota (1.8%)
 1,000,000 Cohasset Power & Light Co.
            Revenue, Series A,
            1.30%*, 6/1/20....................   1,000,000
                                               -----------
Mississippi (2.5%)
 1,200,000 Mississippi State GO,
            5.50%, 9/1/09.....................   1,369,260
                                               -----------
Missouri (1.8%)
 1,000,000 Missouri State Health & Educational
            Facilities Authority Revenue,
            Washington University, Series D,
            1.30%*, 9/1/30....................   1,000,000
                                               -----------
New Jersey (3.2%)
 1,750,000 New Jersey State Transportation
            Corp., Capital Grant Revenue
            Anticipation Notes, Series B,
            5.50%, 2/1/11, AMBAC..............   1,755,774
                                               -----------
New York (6.0%)
 1,000,000 Metropolitan Transportation
            Authority Revenue, Dedicated Tax
            Fund, Series A,
            5.25%, 11/15/12, FSA..............   1,114,840
 1,000,000 New York GO, Series F,
            4.00%, 8/1/03.....................   1,013,060
 1,000,000 New York State Thruway Authority
            Revenue, Highway & Bridge
            Trust Fund, Series B,
            5.25%, 4/1/12, AMBAC..............   1,108,740
                                               -----------
                                                 3,236,640
                                               -----------

Shares or
Principal               Security
 Amount                Description                Value
 ----------   -------------------------------  -----------
Municipal Bonds, continued
Ohio (0.9%)
$  500,000   Ohio State Building Authority,
              Juvenile Correctional Facility
              Revenue, Series A,
              4.00%, 4/1/03................... $   502,292
                                               -----------
Pennsylvania (2.2%)
 1,030,000   Philadelphia Water & Wastewater
              Revenue, Series B,
              5.50%, 11/1/11, FGIC............   1,170,595
                                               -----------
Texas (1.9%)
 1,000,000   Texas Municipal Power Agency
              Revenue, 3.75%, 9/1/05,
              AMBAC...........................   1,032,610
                                               -----------
Utah (2.1%)
 1,000,000   Utah State GO, Series F,
              5.00%, 7/1/12...................   1,116,490
                                               -----------
Washington (2.0%)
 1,000,000   Washington State GO, Series A,
              5.80%, 9/1/08...................   1,072,070
                                               -----------
  Total Municipal Bonds (Cost $44,622,094)      46,364,816
                                               -----------
Investment Company (1.8%)
   978,410   Dreyfus Tax Exempt Cash
              Management Fund,
              Institutional Shares............     978,410
                                               -----------
  Total Investment Company (Cost $978,410)         978,410
                                               -----------
  Total Investments (Cost $51,627,571)
   (a)--98.9%                                   53,660,165
  Other assets in excess of liabilities--1.1%      604,955
                                               -----------
  Net Assets--100.0%                           $54,265,120
                                               ===========

--------
* Variable rate security. Rate represents rate in effect on January 31, 2003. Maturity reflects final maturity date.
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation of securities as follows:

                     Unrealized appreciation.... $2,032,594
                     Unrealized depreciation....         --
                                                 ----------
                     Net unrealized appreciation $2,032,594
                                                 ==========

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC--Insured by AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Company
FNMA--Insured by Federal National Mortgage Association Collateral
FSA--Insured by Financial Security Assurance
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)


                   Security
Shares            Description                Value
------ ---------------------------------- -----------
Common Stocks (89.3%)
Australia (1.6%)
Banks (0.2%)
12,800 Australia and New Zealand Banking
        Group Ltd........................ $   129,358
                                          -----------
Multimedia (0.8%)
66,000 The News Corp., Ltd...............     437,188
                                          -----------
Retail (0.6%)
43,424 Woolworths Ltd....................     303,934
                                          -----------
                                              870,480
                                          -----------
Belgium (1.4%)
Banks (0.7%)
33,800 Dexia.............................     386,790
                                          -----------
Beverages (0.7%)
18,900 Interbrew.........................     376,770
                                          -----------
                                              763,560
                                          -----------
Bermuda (1.1%)
Oil & Gas--Exploration & Production Services (1.1%)
 9,100 Nabors Industries, Ltd. (b).......     335,335
 6,600 Weatherford International Ltd. (b)     245,256
                                          -----------
                                              580,591
                                          -----------
Brazil (1.7%)
Banks (0.6%)
25,000 Unibanco SA, GDR..................     292,250
                                          -----------
Oil & Gas--Exploration & Production Services (0.5%)
21,400 Petroleo Brasileiro SA, ADR.......     302,898
                                          -----------
Paper Products (0.6%)
15,200 Aracruz Celulose SA, ADR..........     294,120
                                          -----------
                                              889,268
                                          -----------
Canada (6.6%)
Automotive Parts (0.7%)
 6,300 Magna International, Inc., Class A     359,100
                                          -----------
Food Distributors (0.6%)
 9,500 Loblaw Cos., Ltd..................     327,501
                                          -----------
Metals (0.8%)
38,700 Placer Dome, Inc..................     436,536
                                          -----------
Oil & Gas--Exploration & Production Services (3.0%)
16,200 EnCana Corp.......................     505,589
 6,000 Petro-Canada......................     199,791
31,800 Suncor Energy, Inc................     536,713
 7,100 Talisman Energy, Inc..............     268,522
                                          -----------
                                            1,510,615
                                          -----------
Retail (0.4%)
14,400 Shoppers Drug Mart Corp. (b)......     223,860
                                          -----------
Telecommunications (0.5%)
24,530 Telus Corp........................     270,678
                                          -----------
Transportation (0.6%)
 8,300 Canadian National Railway Co......     339,885
                                          -----------
                                            3,468,175
                                          -----------

                    Security
Shares             Description             Value
-------   ----------------------------- -----------
Common Stocks, continued
Cayman Islands (0.6%)
Oil & Gas--Exploration & Production Services (0.6%)
  8,800   Noble Corp. (b).............. $   301,664
                                        -----------
China (0.2%)
Transportation (0.2%)
270,000   Jiangsu Expressway Co., Ltd.,
           Class H.....................      90,001
                                        -----------
Denmark (0.5%)
Telecommunications (0.5%)
 11,200   TDC A/S......................     289,364
                                        -----------
Finland (0.8%)
Telecommunications--Services & Equipment (0.8%)
 29,900   Nokia Corp., Class A, ADR....     430,261
                                        -----------
France (7.0%)
Banks (1.6%)
  8,400   BNP Paribas SA...............     331,570
  7,980   Societe Generale.............     466,020
                                        -----------
                                            797,590
                                        -----------
Environmental Services (1.0%)
 21,600   Vivendi Environnement........     532,387
                                        -----------
Food Products (0.9%)
  3,900   Groupe Danone................     490,675
                                        -----------
Multimedia (0.5%)
 17,000   Vivendi Universal SA.........     285,422
                                        -----------
Oil & Gas--Exploration & Production Services (1.3%)
  5,074   Total Fina SA, Class B.......     684,136
                                        -----------
Pharmaceuticals (0.5%)
  5,500   Sanofi-Synthelabo SA.........     287,242
                                        -----------
Telecommunication Equipment (0.8%)
 55,500   Alcatel......................     401,564
                                        -----------
Telecommunications (0.4%)
  7,800   France Telecom SA............     200,959
                                        -----------
                                          3,679,975
                                        -----------
Germany (2.7%)
Chemicals (0.8%)
 10,200   Degussa AG (b)...............     413,023
                                        -----------
Software & Computer Services (1.1%)
  6,100   SAP AG.......................     568,397
                                        -----------
Utilities--Electric (0.5%)
  6,000   E.ON AG......................     269,878
                                        -----------
Utilities--Telecommunications (0.3%)
 14,000   Deutsche Telekom AG..........     175,388
                                        -----------
                                          1,426,686
                                        -----------
Hong Kong (1.5%)
Telecommunications (0.6%)
124,000   China Mobile Ltd. (b)........     292,517
                                        -----------
Utilities--Electric (0.9%)
128,500   CLP Holdings Ltd.............     517,301
                                        -----------
                                            809,818
                                        -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                     Security
Shares              Description                 Value
------- ------------------------------------ -----------
Common Stocks, continued
Hungary (0.5%)
Banks (0.5%)
 28,900 OTP Bank Rt......................... $   279,682
                                             -----------
Ireland (1.4%)
Airlines (0.2%)
 15,700 Ryanair Holdings PLC (b)............     112,753
                                             -----------
Banks (1.2%)
 63,900 Bank of Ireland.....................     651,668
                                             -----------
                                                 764,421
                                             -----------
Israel (1.4%)
Pharmaceuticals (1.4%)
 19,200 Teva Pharmaceutical Industries Ltd.,
         ADR................................     737,280
                                             -----------
Italy (3.5%)
Aerospace / Defense (0.4%)
396,600 Finmeccanica SpA....................     203,509
                                             -----------
Oil & Gas--Exploration & Production Services (1.6%)
 31,800 ENI SpA.............................     480,995
115,800 Snam Rete Gas SpA...................     395,310
                                             -----------
                                                 876,305
                                             -----------
Telecommunications (0.8%)
 22,402 Telecom Italia SpA..................     109,661
 41,100 Telecom Italia......................     311,052
                                             -----------
                                                 420,713
                                             -----------
Television (0.7%)
 52,000 Mediaset SpA........................     356,144
                                             -----------
                                               1,856,671
                                             -----------
Japan (15.7%)
Building Materials (0.5%)
 42,000 Asahi Glass Co., Ltd................     245,123
                                             -----------
Business Equipment & Services (0.9%)
 14,000 Canon, Inc..........................     489,078
                                             -----------
Chemicals (0.8%)
 12,200 Shin-Etsu Chemical Co., Ltd.........     398,733
                                             -----------
Electrical & Electronic (1.7%)
 11,400 Fanuc Ltd...........................     481,890
  1,500 Keyence Corp........................     246,623
  1,900 Rohm Co., Ltd.......................     216,550
                                             -----------
                                                 945,063
                                             -----------
Electrical Equipment (0.6%)
  8,700 Sony Corp...........................     341,646
                                             -----------
Entertainment--Games (0.4%)
  2,800 Nintendo Co., Ltd...................     220,377
                                             -----------
Financial Services (1.0%)
 43,000 Nomura Holdings, Inc................     516,617
                                             -----------
Insurance (0.6%)
     44 Millea Holdings, Inc................     312,923
                                             -----------

                       Security
Shares                Description                  Value
------- --------------------------------------- -----------
Common Stocks, continued
Japan, continued
Manufacturing--Consumer Goods (1.7%)
 37,000 Bridgestone Corp....................... $   410,597
 23,000 Kao Corp...............................     468,859
                                                -----------
                                                    879,456
                                                -----------
Medical Equipment & Supplies (0.9%)
  7,900 Hoya Corp..............................     498,608
                                                -----------
Metals (0.8%)
353,000 Nippon Steel Corp......................     414,982
                                                -----------
Paper Products (0.8%)
 98,000 Oji Paper Co., Ltd.....................     444,489
                                                -----------
Pharmaceuticals (0.7%)
 10,000 Takeda Chemical Industries Ltd.........     380,190
                                                -----------
Printing & Publishing (0.9%)
 44,000 Dai Nippon Printing Co., Ltd...........     460,397
                                                -----------
Real Estate (0.5%)
 34,000 Mitsubishi Estate Co., Ltd.............     241,521
                                                -----------
Telecommunications (0.9%)
     80 Japan Telecom Holdings Co., Ltd........     237,452
     80 KDDI Corp..............................     234,784
                                                -----------
                                                    472,236
                                                -----------
Transportation (0.7%)
 26,000 Yamato Transport Co., Ltd..............     358,546
                                                -----------
Utilities--Electric (0.5%)
 13,100 Tokyo Electric Power Co., Inc..........     244,656
                                                -----------
Utilities--Gas (0.8%)
138,000 Tokyo Gas Co., Ltd.....................     406,153
                                                -----------
                                                  8,270,794
                                                -----------
Luxembourg (0.8%)
Metals (0.8%)
 40,100 Arcelor (b)............................     431,765
                                                -----------
Mexico (0.9%)
Building Materials (0.4%)
 11,600 Cemex SA de CV, ADR....................     218,080
                                                -----------
Retail (0.5%)
117,700 Wal-Mart de Mexico SA de CV,
         Series C..............................     235,195
                                                -----------
                                                    453,275
                                                -----------
Netherlands (4.8%)
Electronics (1.4%)
 13,800 Koninklijke (Royal) Philips Electronics
         NV....................................     237,222
 16,400 STMicroelectronics NV..................     301,104
 10,300 STMicroelectronics NV..................     185,427
                                                -----------
                                                    723,753
                                                -----------
Food Products (1.7%)
 15,800 Unilever NV............................     887,076
                                                -----------
Insurance (0.4%)
 15,100 ING Groep NV...........................     229,045
                                                -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                     Security
Shares              Description                  Value
------ -------------------------------------- -----------
Common Stocks, continued
Netherlands, continued
Oil & Gas--Exploration & Production Services (0.4%)
 6,100 Schlumberger Ltd...................... $   229,970
                                              -----------
Transportation (0.9%)
29,800 TPG NV................................     451,383
                                              -----------
                                                2,521,227
                                              -----------
Singapore (0.6%)
Publishing (0.6%)
32,000 Singapore Press Holdings Ltd..........     336,707
                                              -----------
South Korea (3.2%)
Banks (0.6%)
 9,000 Kookmin Bank..........................     309,278
                                              -----------
Chemicals (0.7%)
 9,640 LG Chem Ltd. (b)......................     356,117
                                              -----------
Electronic Components/Instruments (1.5%)
12,260 LG Electronics, Inc. (b)..............     416,040
 3,400 Samsung Electronics Co., Ltd., GDR (c)     412,250
                                              -----------
                                                  828,290
                                              -----------
Telecommunications (0.4%)
 1,400 SK Telecom Co., Ltd...................     215,292
                                              -----------
                                                1,708,977
                                              -----------
Spain (3.1%)
Banks (1.1%)
 7,541 Banco Bilbao Vizcaya Argentaria SA....      65,329
12,400 Banco Popular Espanol SA..............     505,833
                                              -----------
                                                  571,162
                                              -----------
Electric Services (0.7%)
32,200 Endesa SA.............................     386,110
                                              -----------
Oil & Gas--Exploration & Production Services (0.5%)
17,800 Repsol YPF SA.........................     255,287
                                              -----------
Utilities--Telecommunications (0.8%)
45,900 Telefonica SA (b).....................     442,477
                                              -----------
                                                1,655,036
                                              -----------
Sweden (2.6%)
Banks (0.9%)
61,400 Skandinaviska Enskilda Banken AB,
        Class A..............................     499,025
                                              -----------
Paper Products (0.6%)
10,900 Svenska Cellulosa AB, Class B.........     342,334
                                              -----------
Retail (1.1%)
26,500 Hennes & Mauritz AB, Class B..........     550,749
                                              -----------
                                                1,392,108
                                              -----------
Switzerland (4.3%)
Banks (1.1%)
12,000 Credit Suisse Group (b)...............     257,531
 7,000 UBS AG (b)............................     302,245
                                              -----------
                                                  559,776
                                              -----------

                   Security
Shares            Description               Value
------- -------------------------------- -----------
Common Stocks, continued
Switzerland, continued
Chemicals (0.7%)
  6,100 Syngenta AG..................... $   367,980
                                         -----------
Food Products (1.0%)
  2,500 Nestle SA.......................     519,158
                                         -----------
Insurance (0.4%)
  4,400 Converium Holding AG (b)........     203,656
                                         -----------
Pharmaceuticals (1.1%)
 16,858 Novartis AG.....................     616,336
                                         -----------
                                           2,266,906
                                         -----------
United Kingdom (20.8%)
Banks (3.9%)
 40,800 HBOS PLC........................     369,517
 92,000 HSBC Holdings PLC...............     954,200
 32,228 Royal Bank of Scotland Group PLC     709,310
                                         -----------
                                           2,033,027
                                         -----------
Beverages (0.9%)
 45,200 Diageo PLC......................     461,373
                                         -----------
Chemicals (0.4%)
 14,900 BOC Group PLC...................     192,868
                                         -----------
Distribution (0.9%)
182,200 Centrica PLC....................     463,449
                                         -----------
Diversified Operations (1.5%)
108,100 Rentokil Initial PLC............     349,593
 51,000 Six Continents PLC..............     432,975
                                         -----------
                                             782,568
                                         -----------
Financial Services (0.8%)
 31,700 Man Group PLC...................     442,895
                                         -----------
Metals (0.9%)
103,072 BHP Billiton PLC................     481,151
                                         -----------
Oil & Gas--Exploration & Production Services (2.4%)
 76,300 BP PLC..........................     479,083
 19,600 BP PLC, ADR.....................     764,596
                                         -----------
                                           1,243,679
                                         -----------
Pharmaceuticals (2.5%)
 15,500 AstraZeneca PLC.................     523,560
 42,700 GlaxoSmithKline PLC.............     802,927
                                         -----------
                                           1,326,487
                                         -----------
Retail (1.6%)
154,000 Kingfisher PLC..................     487,275
122,900 Tesco PLC.......................     334,328
                                         -----------
                                             821,603
                                         -----------
Telecommunications (2.1%)
423,000 mmO2 PLC (b)....................     321,569
439,100 Vodafone Group PLC..............     786,706
                                         -----------
                                           1,108,275
                                         -----------
Television (0.9%)
 49,700 British Sky Broadcasting Group
         PLC (b)........................     484,024
                                         -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                         Security
Shares                  Description               Value
------           ---------------------------   -----------
Common Stocks, continued
United Kingdom, continued
Tobacco (0.9%)
54,400          Gallaher Group PLC............ $   500,737
                                               -----------
Transportation (0.4%)
23,800          Exel PLC......................     230,613
                                               -----------
Utilities--Gas (0.7%)
97,700          BG Group PLC..................     376,984
                                               -----------
                                                10,949,733
                                               -----------
  Total Common Stocks (Cost $49,125,057)        47,224,425
                                               -----------
Equity Linked Warrants (0.6%)
South Korea (0.6%)
Automotive (0.6%)
15,860          Hyundai Motor Co., Ltd. (b)...     336,549
                                               -----------
  Total Equity Linked Warrants (Cost $628,799)     336,549
                                               -----------
Rights (0.0%)
Spain (0.0%)
Utilities--Telecommunications (0.0%)
45,900          Telefonica SA (b).............       8,869
                                               -----------
  Total Rights (Cost $9,217)                         8,869
                                               -----------

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $ 1,792,118
                    Unrealized depreciation....  (3,988,438)
                                                -----------
                    Net unrealized depreciation $(2,196,320)
                                                ===========

    Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

AB--Aktiebolog (Swedish Stock Co.)
ADR--American Depositary Receipt
AG--Aktiengesellschaft (West German Stock Co.)
GDR--Global Depositary Receipt
NV--Naamloze Vennootschaap (Dutch Corp.)
PLC--Public Limited Company
SA--Societe Anonyme (French Corp.)
SpA--Societa per Azioni (Italian Corp.)

Shares or               Security
Contracts              Description                 Value
---------       -----------------------------   -----------
Investment Companies (8.9%)
2,700,087     LEADER Money Market Fund,
               Institutional Shares............ $ 2,700,087
1,990,298     LEADER Treasury Money Market
               Fund, Institutional Shares......   1,990,298
                                                -----------
  Total Investment Companies (Cost $4,690,385)    4,690,385
                                                -----------
Cash Sweep (6.0%)
3,181,717     Bank of New York.................   3,181,717
                                                -----------
  Total Cash Sweep (Cost $3,181,717)              3,181,717
                                                -----------
Options (0.0%)
Hong Kong (0.0%)
1,030,000     Hong Kong Dollar Put, Expires
               10/7/03.........................       2,781
                                                -----------
  Total Options (Cost $5,871)                         2,781
                                                -----------

  Total Investments (Cost $57,641,046)
   (a)--104.8%                                   55,444,726
  Liabilities in excess of other assets--(4.8)%  (2,550,202)
                                                -----------
  Net Assets--100.0%                            $52,894,524
                                                ===========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

                               January 31, 2003
                                  (Unaudited)

                      Security
Shares               Description                 Value
------- ------------------------------------- ------------
Common Stocks (98.1%)
Aerospace/Defense (1.6%)
 23,380 Northrop Grumman Corp................ $  2,137,165
 36,550 Raytheon Co..........................    1,099,790
                                              ------------
                                                 3,236,955
                                              ------------
Automotive (0.8%)
177,840 Ford Motor Co........................    1,620,122
                                              ------------
Banks (10.5%)
122,210 Bank of America Corp.................    8,560,810
 80,411 Bank of New York Co., Inc............    2,034,398
 89,580 BB&T Corp............................    3,006,305
 65,400 Comerica, Inc........................    2,648,700
 75,281 FleetBoston Financial Corp...........    1,965,587
 99,280 Wachovia Corp........................    3,571,102
                                              ------------
                                                21,786,902
                                              ------------
Beverages (1.9%)
 45,150 Anheuser-Busch Cos., Inc.............    2,143,271
 44,100 PepsiCo, Inc.........................    1,785,168
                                              ------------
                                                 3,928,439
                                              ------------
Business Equipment & Services (3.0%)
190,920 BearingPoint, Inc. (b)...............    1,506,359
342,600 Cendant Corp. (b)....................    3,796,008
 24,685 Deluxe Corp..........................      993,324
                                              ------------
                                                 6,295,691
                                              ------------
Capital Goods (0.7%)
 34,530 Deere & Co...........................    1,457,166
                                              ------------
Chemicals (2.9%)
 48,230 Dow Chemical Co......................    1,401,564
 66,556 E.I. du Pont de Nemours & Co.........    2,520,475
 62,190 Eastman Chemical Co..................    2,128,764
                                              ------------
                                                 6,050,803
                                              ------------
Computers & Peripherals (3.6%)
210,593 Hewlett-Packard Co...................    3,666,424
 49,090 International Business Machines Corp.    3,840,311
                                              ------------
                                                 7,506,735
                                              ------------
Consumer Goods & Services (0.8%)
 36,405 Kimberly-Clark Corp..................    1,686,280
                                              ------------
Diversified Operations (3.5%)
126,570 Flowserve Corp. (b)..................    1,483,400
 72,010 Honeywell International, Inc.........    1,759,924
 49,090 Ingersoll-Rand Co., Ltd..............    1,927,274
132,130 Tyco International Ltd...............    2,115,402
                                              ------------
                                                 7,286,000
                                              ------------
Electrical Equipment (0.5%)
 23,658 Emerson Electric Co..................    1,110,270
                                              ------------
Electronic Components/Instruments (1.0%)
171,530 Flextronics International Ltd. (b)...    1,382,532
 66,455 Vishay Intertechnology, Inc. (b).....      686,480
                                              ------------
                                                 2,069,012
                                              ------------

                    Security
Shares             Description                Value
------- ---------------------------------- ------------
Common Stocks, continued
Electronics--Semiconductors (0.4%)
 48,290 STMicroelectronics NV............. $    886,604
                                           ------------
Entertainment (2.0%)
128,700 AOL Time Warner, Inc. (b).........    1,500,642
 66,555 Viacom, Inc., Class B (b).........    2,565,695
                                           ------------
                                              4,066,337
                                           ------------
Environmental Services (0.7%)
152,730 Allied Waste Industries, Inc. (b).    1,493,699
                                           ------------
Financial Services (12.6%)
 94,370 Capital One Financial Corp........    2,930,189
241,463 Citigroup, Inc....................    8,301,497
 34,910 Fannie Mae........................    2,258,677
105,105 J.P. Morgan Chase & Co............    2,453,151
 40,380 Lehman Brothers Holdings, Inc.....    2,201,921
 93,860 Morgan Stanley Dean Witter & Co...    3,557,294
 94,510 Wells Fargo & Co..................    4,476,939
                                           ------------
                                             26,179,668
                                           ------------
Food Processing & Packaging (1.0%)
 83,830 ConAgra Foods, Inc................    2,056,350
                                           ------------
Health Care Facilities (1.4%)
124,390 Apria Healthcare Group, Inc. (b)..    2,867,190
                                           ------------
Insurance (4.9%)
 68,650 ACE Ltd...........................    2,021,743
 77,460 Allstate Corp.....................    2,725,817
 74,200 American International Group, Inc.    4,015,704
 82,169 Travelers Property Casualty Corp.,
         Class B (b)......................    1,336,068
                                           ------------
                                             10,099,332
                                           ------------
Insurance--Life & Health (2.3%)
 55,070 AFLAC, Inc........................    1,783,717
 95,240 Lincoln National Corp.............    3,071,490
                                           ------------
                                              4,855,207
                                           ------------
Media--Cable TV (2.7%)
133,685 Comcast Corp., Class A (b)........    3,560,032
211,600 Liberty Media Corp., Class A (b)..    2,109,652
                                           ------------
                                              5,669,684
                                           ------------
Metal & Mineral Production (1.2%)
123,300 Alcoa, Inc........................    2,437,641
                                           ------------
Oil & Gas--Exploration & Production Services (12.9%)
 58,920 ChevronTexaco Corp................    3,794,448
114,570 ConocoPhillips....................    5,521,128
284,528 Exxon Mobil Corp..................    9,716,632
 77,120 Hanover Compressor Co. (b)........      719,530
 55,680 National-Oilwell, Inc. (b)........    1,137,542
 54,550 Newfield Exploration Co. (b)......    1,803,969
 35,780 Noble Corp. (b)...................    1,226,538
159,291 Ocean Energy, Inc.................    2,983,520
                                           ------------
                                             26,903,307
                                           ------------
Paper Products (0.5%)
 22,820 Temple-Inland, Inc................      986,280
                                           ------------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

                               January 31, 2003
                                  (Unaudited)

                  Security
Shares           Description             Value
------- ----------------------------- ------------
Common Stocks, continued
Pharmaceuticals (2.3%)
 54,110 Merck & Co., Inc............. $  2,997,153
 46,930 Wyeth........................    1,831,678
                                      ------------
                                         4,828,831
                                      ------------
Publishing (1.4%)
 39,290 Gannett Co., Inc.............    2,854,811
                                      ------------
Real Estate (1.9%)
 84,020 Duke Realty Corp.............    2,104,701
 66,815 Healthcare Realty Trust, Inc.    1,879,506
                                      ------------
                                         3,984,207
                                      ------------
Restaurants (0.5%)
 48,300 Yum! Brands, Inc. (b)........    1,119,594
                                      ------------
Retail (3.1%)
 69,840 Costco Wholesale Corp. (b)...    2,016,281
 61,130 J.C. Penney Co., Inc.........    1,185,311
 62,190 Pier 1 Imports, Inc..........    1,054,121
 74,481 Target Corp..................    2,101,108
                                      ------------
                                         6,356,821
                                      ------------
Savings & Loans (3.0%)
 47,750 Astoria Financial Corp.......    1,239,113
142,055 Washington Mutual, Inc.......    4,893,794
                                      ------------
                                         6,132,907
                                      ------------
Software & Computer Services (0.6%)
 99,289 FileNET Corp. (b)............    1,241,113
                                      ------------
Tobacco (0.9%)
 46,914 Altria Group, Inc............    1,776,633
                                      ------------
Transportation (0.8%)
 29,460 Union Pacific Corp...........    1,680,988
                                      ------------

 Shares or
 Principal                Security
  Amount                 Description                Value
  -----------      --------------------------   ------------
Common Stocks, continued
Utilities--Electric (3.3%)
     30,090       Dominion Resources, Inc...... $  1,630,577
     40,680       Exelon Corp..................    2,071,832
     54,000       FPL Group, Inc...............    3,153,061
                                                ------------
                                                   6,855,470
                                                ------------
Utilities--Telecommunications (6.9%)
     57,490       ALLTEL Corp..................    2,694,556
     59,342       AT&T Corp....................    1,155,982
    194,220       SBC Communications, Inc......    4,746,737
    150,571       Verizon Communications.......    5,763,858
                                                ------------
                                                  14,361,133
                                                ------------
  Total Common Stocks (Cost $231,111,410)        203,728,182
                                                ------------
Depositary Receipts (4.8%)
     60,000       DIAMONDS Trust, Series I.....    4,850,400
     60,000       S&P 500 Depositary Receipt...    5,163,600
                                                ------------
  Total Depositary Receipts (Cost $10,101,600)    10,014,000
                                                ------------
Investment Company (0.9%)
  1,789,768       LEADER Money Market Fund,
                   Institutional Shares........    1,789,768
                                                ------------
  Total Investment Company (Cost $1,789,768)       1,789,768
                                                ------------
U.S. Government Agency (10.6%)
Federal Home Loan Bank (10.6%)
$22,000,000       1.17%, 2/4/03................   21,997,140
                                                ------------
  Total U.S. Government Agency
   (Cost $21,997,855)                             21,997,140
                                                ------------
  Total Investments (Cost $265,000,633)
   (a)--114.4%                                   237,529,090
  Liabilities in excess of other assets--(14.4)%  (29,856,753
                                                ------------
  Net Assets--100.0%                            $207,672,337
                                                ============

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                   Unrealized appreciation.... $  7,768,460
                   Unrealized depreciation....  (35,240,003)
                                               ------------
                   Net unrealized depreciation $(27,471,543)
                                               ============

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.
NV--Naamloze Vennootschaap (Dutch Corp.)

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                               January 31, 2003
                                  (Unaudited)

                       Security
Shares                Description                  Value
------- --------------------------------------- -----------
Common Stocks (92.4%)
Aerospace/Defense (2.0%)
129,000 AAR Corp............................... $   614,040
 64,200 Kaman Corp.............................     664,470
                                                -----------
                                                  1,278,510
                                                -----------
Agricultural Services (1.4%)
 45,000 Delta and Pine Land Co.................     906,750
                                                -----------
Airlines (0.5%)
 46,300 Continental Airlines, Inc., Class B (b)     287,060
                                                -----------
Apparel (1.2%)
 29,400 Quiksilver, Inc. (b)...................     774,690
                                                -----------
Appliances (0.8%)
113,700 Applica, Inc. (b)......................     502,554
                                                -----------
Automotive (1.2%)
 11,700 Oshkosh Truck Corp.....................     734,409
                                                -----------
Automotive Parts (0.7%)
110,200 Collins & Aikman Corp. (b).............     437,494
                                                -----------
Banks (9.2%)
 23,960 Associated Banc-Corp...................     828,777
 30,700 Banknorth Group, Inc...................     696,276
 25,200 Community Bank System, Inc.............     820,765
 28,858 F.N.B. Corp............................     792,729
 33,400 FirstMerit Corp........................     689,042
 33,900 Greater Bay Bancorp....................     579,351
 25,900 Provident Financial Group, Inc.........     711,473
 43,700 Riggs National Corp....................     637,146
                                                -----------
                                                  5,755,559
                                                -----------
Building Materials (4.1%)
 12,400 Ameron International Corp..............     695,020
 67,900 Louisiana-Pacific Corp. (b)............     495,670
 32,800 NCI Building Systems, Inc. (b).........     708,480
 21,700 Quanex Corp............................     666,190
                                                -----------
                                                  2,565,360
                                                -----------
Business Equipment & Services (2.3%)
 27,200 Acxiom Corp. (b).......................     403,920
 37,400 Viad Corp..............................     804,100
 13,300 Websense, Inc. (b).....................     208,943
                                                -----------
                                                  1,416,963
                                                -----------
Chemicals (2.3%)
 18,100 Cytec Industries, Inc. (b).............     527,977
 21,600 FMC Corp. (b)..........................     431,568
 52,400 OM Group, Inc..........................     460,596
                                                -----------
                                                  1,420,141
                                                -----------
Commercial Services (1.8%)
 45,300 Price Communications Corp. (b).........     595,695
 32,100 SOURCECORP, Inc. (b)...................     540,243
                                                -----------
                                                  1,135,938
                                                -----------
Computers & Peripherals (2.1%)
136,300 3Com Corp. (b).........................     576,549
 12,600 Avocent Corp. (b)......................     316,260
 11,300 Imation Corp. (b)......................     403,862
                                                -----------
                                                  1,296,671
                                                -----------

                       Security
Shares                Description                  Value
------- --------------------------------------- -----------
Common Stocks, continued
Consumer Goods & Services (3.1%)
 42,900 Elizabeth Arden, Inc. (b).............. $   521,621
 54,100 Helen of Troy Ltd. (b).................     698,972
 56,500 Nu Skin Enterprises, Inc., Class A.....     692,690
                                                -----------
                                                  1,913,283
                                                -----------
Diversified Operations (0.8%)
 33,900 Pittston Brink's Group.................     528,840
                                                -----------
Electronics--Semiconductors (2.2%)
245,100 Agere Systems, Inc., Class A (b).......     433,827
 17,400 Cree, Inc. (b).........................     312,504
146,500 GlobespanVirata, Inc. (b)..............     650,460
                                                -----------
                                                  1,396,791
                                                -----------
Food Processing & Packaging (1.1%)
 43,700 Chiquita Brands International, Inc. (b)     660,744
                                                -----------
Health Care (1.6%)
 25,700 LifePoint Hospitals, Inc. (b)..........     660,490
 12,500 PacifiCare Health Systems, Inc. (b)....     356,625
                                                -----------
                                                  1,017,115
                                                -----------
Insurance (5.6%)
287,700 Meadowbrook Insurance Group, Inc. (b)..     681,849
 47,200 PMA Capital Corp., Class A.............     627,760
 26,600 Protective Life Corp...................     721,658
 24,000 RLI Corp...............................     662,880
 34,200 Selective Insurance Group, Inc.........     801,648
                                                -----------
                                                  3,495,795
                                                -----------
Machinery/Equipment (1.7%)
 74,310 Gerber Scientific, Inc. (b)............     426,539
 32,500 Regal-Beloit Corp......................     624,000
                                                -----------
                                                  1,050,539
                                                -----------
Manufacturing (2.8%)
 24,700 Cooper Tire & Rubber Co................     353,210
 45,100 Paxar Corp. (b)........................     671,990
 56,600 Tredegar Corp..........................     718,820
                                                -----------
                                                  1,744,020
                                                -----------
Medical--Biotechnology (1.6%)
 70,300 Abgenix, Inc. (b)......................     388,759
 36,200 Enzon Pharmaceuticals, Inc. (b)........     633,138
                                                -----------
                                                  1,021,897
                                                -----------
Medical Instruments (2.1%)
 21,600 Inamed Corp. (b).......................     638,928
 43,500 Viasys Healthcare, Inc. (b)............     650,325
                                                -----------
                                                  1,289,253
                                                -----------
Metals (2.7%)
 68,600 Allegheny Technologies, Inc............     313,502
 37,100 Cleveland-Cliffs, Inc. (b).............     760,179
 53,600 Joy Global, Inc. (b)...................     594,424
                                                -----------
                                                  1,668,105
                                                -----------
Multimedia (1.2%)
 34,800 Emmis Communications Corp.,
         Class A (b)...........................     763,512
                                                -----------

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2003
                                  (Unaudited)

                     Security
Shares              Description                Value
------- ----------------------------------- -----------
Common Stocks, continued
Oil & Gas--Exploration & Production Services (3.1%)
 79,600 Chesapeake Energy Corp............. $   644,760
155,500 Newpark Resources, Inc. (b)........     622,000
 33,400 Westport Resources Corp. (b).......     669,336
                                            -----------
                                              1,936,096
                                            -----------
Paper Products (0.9%)
 56,300 Pope & Talbot, Inc.................     590,587
                                            -----------
Pharmaceuticals (2.5%)
 37,500 Andrx Corp. (b)....................     538,500
 29,100 CIMA Labs, Inc. (b)................     654,721
115,500 Medarex, Inc. (b)..................     397,320
                                            -----------
                                              1,590,541
                                            -----------
Publishing (1.3%)
 23,900 Lee Enterprises, Inc...............     814,034
                                            -----------
Raw Materials (0.9%)
 37,800 A. Schulman, Inc...................     567,378
                                            -----------
Real Estate (4.7%)
 29,900 American Financial Realty Trust
         Co. (b)...........................     366,275
 75,100 Innkeepers USA Trust...............     548,981
 24,400 Macerich Co........................     724,680
 23,800 Manufactured Home Communities, Inc.     676,396
 20,200 Shurgard Storage Centers, Inc......     603,980
                                            -----------
                                              2,920,312
                                            -----------
Recreational Products (1.2%)
 12,000 Toro Co............................     756,120
                                            -----------
Retail (3.1%)
 45,900 Duane Reade, Inc. (b)..............     618,732
 26,500 Party City Corp. (b)...............     329,660
 13,100 Payless ShoeSource, Inc. (b).......     626,835
 20,500 Tuesday Morning Corp. (b)..........     352,600
                                            -----------
                                              1,927,827
                                            -----------
Retail--Food Chain (0.9%)
 51,100 Casey's General Stores, Inc........     582,029
                                            -----------
Savings & Loans (6.0%)
 78,900 BankAtlantic Bancorp, Inc., Class A     721,935
 68,050 Brookline Bancorp, Inc.............     859,403
 25,200 First Essex Bancorp, Inc...........     835,884
 26,200 Parkvale Financial Corp............     580,330
 54,700 Sovereign Bancorp, Inc.............     745,014
                                            -----------
                                              3,742,566
                                            -----------

                        Security
 Shares                Description                  Value
--------- -------------------------------------- -----------
Common Stocks, continued
Software & Computer Services (1.5%)
   10,300 Hyperion Solutions Corp. (b).......... $   285,598
  205,800 Novell, Inc. (b)......................     666,792
                                                 -----------
                                                     952,390
                                                 -----------
Telecommunications--Services & Equipment (1.9%)
  144,400 ARRIS Group, Inc. (b).................     532,836
   18,900 Commonwealth Telephone Enterprises,
           Inc. (b).............................     675,675
                                                 -----------
                                                   1,208,511
                                                 -----------
Transportation (3.4%)
   29,082 Heartland Express, Inc. (b)...........     506,899
   22,500 J.B. Hunt Transport Services, Inc. (b)     621,675
   31,200 Pacer International, Inc. (b).........     425,880
   50,900 SCS Transportation, Inc. (b)..........     595,530
                                                 -----------
                                                   2,149,984
                                                 -----------
Utilities--Gas (3.7%)
   29,800 AGL Resources, Inc....................     680,930
   27,500 Energen Corp..........................     835,175
   19,900 UGI Corp..............................     832,417
                                                 -----------
                                                   2,348,522
                                                 -----------
Wholesale Distribution (1.2%)
   62,600 Handleman Co. (b).....................     748,070
                                                 -----------
  Total Common Stocks (Cost $58,127,980)          57,896,960
                                                 -----------
Depositary Receipt (5.3%)
   30,500 iShares Russell 2000 Value Index
           Fund.................................   3,315,655
                                                 -----------
  Total Depositary Receipt (Cost $3,321,863)       3,315,655
                                                 -----------
Investment Companies (8.2%)
3,156,419 LEADER Money Market Fund,
           Institutional Shares.................   3,156,419
1,990,298 LEADER Treasury Money Market
           Fund, Institutional Shares...........   1,990,298
                                                 -----------
  Total Investment Companies (Cost $5,146,717)     5,146,717
                                                 -----------
Cash Sweep (1.1%)
  694,824 Bank of New York......................     694,824
                                                 -----------
  Total Cash Sweep (Cost $694,824)                   694,824
                                                 -----------
  Total Investments (Cost $67,291,384)
   (a)--107.0%                                    67,054,156
  Liabilities in excess of other assets--(7.0)%   (4,384,903)
                                                 -----------
  Net Assets--100.0%                             $62,669,253
                                                 ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

                    Unrealized appreciation.... $ 6,183,611
                    Unrealized depreciation....  (6,420,839)
                                                -----------
                    Net unrealized depreciation $  (237,228)
                                                ===========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing security.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                         Notes to Financial Statements
                               January 31, 2003
                                  (Unaudited)

1. Organization

  Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"):
  Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, International Stock Fund, Value Fund, and Small Cap Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: Class A, Class B and Class Y. As of January 31, 2003, Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Tax-Free Securities Fund, International Stock Fund, Value Fund, and Small Cap Fund have issued Class B shares. Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A and B shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

  At the quarterly Board of Trustees meeting held on December 18, 2002, the Trustees voted to dissolve the Balanced Fund. As a result, the Balanced Fund was liquidated and any claims, obligations and expenses were paid and the remaining assets were distributed pro rata to shareholders on January 30, 2003.

2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System are valued at the last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by The Asset Management Group of Bank of Hawaii (the "Advisor") under the supervision of the Trust's Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market value of securities held by the Funds are reflected as either unrealized appreciation or depreciation.

  Securities Transactions and Related Income:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)

  discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Foreign Currency Translation:

  The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

  The New Asia Growth Fund and International Stock Fund isolate that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

  Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

  Risks Associated with Foreign Securities and Currencies:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the New Asia Growth Fund and International Stock Fund and, to a lesser extent, Growth Fund, Growth and Income Fund, and Value Fund and may result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

  Forward Currency Exchange Contracts:

  The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)

  such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

  Securities Purchased on a When-Issued Basis and Forward Commitments:

  The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The values of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their values, are taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. In the case of when-issued securities, the Funds do not accrue interest or dividends until the underlying securities are received.

  Dividends to Shareholders:

  Dividends from net investment income are declared daily and paid monthly for the Diversified Fixed Income Fund, Ultra Short Government Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid quarterly for the Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, International Stock Fund, Value Fund and Small Cap Fund. Distributable net realized capital gains, if any, are declared and distributed annually.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Federal Income Taxes:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

  Concentration of Credit Risk:

  The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


  Other:

  Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or other appropriate basis.

3. Purchases and Sales of Securities

  Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2003 are as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
Growth Stock Fund...................................... $65,552,944 $42,872,474
Growth and Income Fund.................................  40,117,382  23,341,523
New Asia Growth Fund...................................   9,242,381   7,933,509
Diversified Fixed Income Fund..........................  66,482,152  61,668,084
Ultra Short Government Fund............................  11,924,175  18,700,000
Short Intermediate U.S. Government Securities Fund.....  10,616,447   6,787,210
Tax-Free Securities Fund...............................   1,711,335  12,771,148
Tax-Free Short Intermediate Securities Fund............   4,636,524   1,624,815
International Stock Fund...............................  46,499,946  43,118,848
Value Fund.............................................  83,223,025  55,822,288
Small Cap Fund.........................................  30,520,117  35,733,907

4. Related Party Transactions

  Investment advisory services are provided to the Trust by the Advisor. Under the terms of the investment advisory agreement with the Trust, the Advisor is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Certain Trustees and officers of the Trust are employees of either the Advisor or its affiliates and are not paid any fees directly by the Trust for serving in such capacities.

  First State (Hong Kong) LLC is the Sub-Advisor to the New Asia Growth Fund. Nicholas-Applegate Capital Management ("NACM") is the Sub-Advisor to the International Stock Fund and the Small Cap Fund. For the Sub-Advisors' services, the Funds pay the Sub-Advisors as follows: New Asia Growth Fund--0.50% of the Fund's average daily net assets; International Stock Fund--0.65% of the first $50 million of the Fund's average daily net assets, and 0.60% of it's average daily net assets in excess of $50 million; Small Cap Fund--0.60% of the first $50 million of the Fund's average daily net assets, and 0.55% of it's average daily net assets in excess of $50 million. Prior to October 1, 2002, all sub-advisory fees were borne by the Advisor, and not the Funds.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. BISYS Ohio serves the Trust as administrator. Under the terms of the administration agreement, BISYS Ohio's fees are computed at an annual rate of 0.16% of the average daily net assets of each Fund. Bank of Hawaii ("BOH"), an affiliate of the Advisor, serves as the Funds' sub-administrator. For its services as sub-administrator, BOH receives a portion of the fees payable to BISYS Ohio as Administrator.

  The Trust has adopted for the Class A and Class B shares of each of the Funds a Class A Distribution Plan and a Class B Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)

  which will not exceed on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. These fees are for payments BISYS makes to banks, including the Advisor, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

  Class A shares of the Growth Stock Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, and Value Fund are subject to a 4.00% sales charge at the time of purchase. Class A shares of the New Asia Growth Fund, International Stock Fund and Small Cap Fund are subject to a 5.25% sales charge at the time of purchase. Class A shares of the Short Intermediate U.S. Government Securities Fund and Tax-Free Short Intermediate Securities Fund are subject to a 2.25% sales charge at the time of purchase. Class A shares of the Ultra Short Government Fund are subject to a 1.75% sales charge at the time of purchase. Class B shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, according to the following chart:

               Year of Redemption                            CDSC
               ------------------                            ----
               First........................................  5%
               Second.......................................  4
               Third........................................  3
               Fourth.......................................  3
               Fifth........................................  2
               Sixth........................................  1

  For the for the six months ended January 31, 2003, BISYS, as the Trust's principal underwriter, received approximately $71,830 from commissions on sales of Class A and Class B shares, of which $4,152 was retained by the principal underwriter or other affiliated broker-dealer.

  BISYS Ohio serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio is entitled to receive a fixed-dollar fee per Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

  BISYS Ohio serves the Trust as transfer agent. Under the terms of the transfer agency agreement, BISYS Ohio is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services.

  Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.

  Information regarding these transactions for the six months ended January 31, 2003, is as follows:

                                              Investment Advisory Fees
                                              ------------------------
                                              Annual Fee
                                                 as a
                                              Percentage               Administration 12b-1 Fees
                                              of Average     Fees           Fees      Voluntarily Total Fees
                                              Daily Net   Voluntarily   Voluntarily    Reduced--  Voluntarily
                                                Assets      Reduced       Reduced       Class A     Reduced
                                              ----------  -----------  -------------- ----------- -----------
Growth Stock Fund............................    0.80%     $     --       $    --       $28,081    $ 28,081
Growth and Income Fund.......................    0.80%           --            --        13,678      13,678
New Asia Growth Fund.........................    0.40%           --         1,037         3,417       4,454
Diversified Fixed Income Fund................    0.60%      177,547            --        16,925     194,472
Ultra Short Government Fund..................    0.40%      225,215        99,190        36,990     361,395
Short Intermediate U.S. Government Securities
 Fund........................................    0.50%       75,100         8,549         5,117      88,766
Tax-Free Securities Fund.....................    0.60%      340,659            --        30,431     371,090
Tax-Free Short Intermediate Securities Fund..    0.50%       26,612         2,662         5,629      34,903
International Stock Fund.....................    0.45%       25,462            --         2,963      28,425
Value Fund...................................    0.80%           --            --         4,948       4,948
Small Cap Fund...............................    0.50%       33,211            --         2,992      36,203

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions:

  Transactions in capital shares for the Trust were as follows:

                               Growth Stock Fund      Growth and Income Fund
                           ------------------------  ------------------------
                              Amount       Shares       Amount       Shares
                           ------------  ----------  ------------  ----------
                           For the Six Months Ended  For the Six Months Ended
                               January 31, 2003          January 31, 2003
                           ------------------------  ------------------------
                                  (Unaudited)               (Unaudited)
 Class A:
 Shares issued............ $    422,816      63,222  $    325,842      33,364
 Dividends reinvested.....           --          --         6,960         734
 Shares redeemed..........   (1,041,922)   (155,284)     (600,867)    (62,697)
                           ------------  ----------  ------------  ----------
 Net Change............... $   (619,106)    (92,062) $   (268,065)    (28,599)
                           ============  ==========  ============  ==========
 Class B:
 Shares issued............ $    212,162      32,551  $    209,602      22,564
 Shares redeemed..........   (1,525,902)   (234,943)     (948,070)   (103,236)
                           ------------  ----------  ------------  ----------
 Net Change............... $ (1,313,740)   (202,392) $   (738,468)    (80,672)
                           ============  ==========  ============  ==========
 Class Y:
 Shares issued............ $ 69,613,154  10,270,492  $ 35,300,659   3,722,683
 Dividends reinvested.....           --          --        27,545       2,877
 Shares redeemed..........  (23,387,270) (3,380,928)  (17,412,851) (1,800,617)
                           ------------  ----------  ------------  ----------
 Net Change............... $ 46,225,884   6,889,564  $ 17,915,353   1,924,943
                           ============  ==========  ============  ==========

                              For the Year Ended        For the Year Ended
                                 July 31, 2002             July 31, 2002
                           ------------------------  ------------------------
 Class A:
 Shares issued............ $    969,671     107,597  $    848,305      68,472
 Shares redeemed..........   (5,106,185)   (577,794)   (2,228,457)   (188,859)
                           ------------  ----------  ------------  ----------
 Net Change............... $ (4,136,514)   (470,197) $ (1,380,152)   (120,387)
                           ============  ==========  ============  ==========
 Class B:
 Shares issued............ $  1,451,173     168,292  $    682,498      58,504
 Shares redeemed..........   (3,524,287)   (424,193)   (2,058,843)   (181,311)
                           ------------  ----------  ------------  ----------
 Net Change............... $ (2,073,114)   (255,901) $ (1,376,345)   (122,807)
                           ============  ==========  ============  ==========
 Class Y:
 Shares issued............ $ 44,376,625   4,901,855  $ 39,496,238   3,277,090
 Dividends reinvested.....           --          --        20,119       1,665
 Shares redeemed..........  (80,198,473) (8,814,396)  (39,036,638) (3,166,989)
                           ------------  ----------  ------------  ----------
 Net Change............... $(35,821,848) (3,912,541) $    479,719     111,766
                           ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions (continued):

                          New Asia Growth Fund    Diversified Fixed Income Fund
                        ------------------------  ----------------------------
                           Amount       Shares        Amount         Shares
                        ------------  ----------  -------------   -----------
                        For the Six Months Ended   For the Six Months Ended
                            January 31, 2003           January 31, 2003
                        ------------------------  ----------------------------
                               (Unaudited)                (Unaudited)
   Class A:
   Shares issued....... $  5,365,040     615,045  $   5,278,379       462,414
   Dividends reinvested           --          --        198,732        17,393
   Shares redeemed.....   (5,676,018)   (638,486)    (5,984,254)     (523,984)
                        ------------  ----------  -------------   -----------
   Net Change.......... $   (310,978)    (23,441) $    (507,143)      (44,177)
                        ============  ==========  =============   ===========
   Class B:
   Shares issued....... $      3,397         398  $     847,927        74,249
   Dividends reinvested           --          --        136,386        11,966
   Shares redeemed.....      (42,068)     (4,850)      (504,885)      (44,415)
                        ------------  ----------  -------------   -----------
   Net Change.......... $    (38,671)     (4,452) $     479,428        41,800
                        ============  ==========  =============   ===========
   Class Y:
   Shares issued....... $ 12,312,528   1,405,642  $  55,708,758     4,853,087
   Dividends reinvested           --          --      2,304,612       201,667
   Shares redeemed.....   (9,645,165) (1,064,626)   (48,785,994)   (4,240,833)
                        ------------  ----------  -------------   -----------
   Net Change.......... $  2,667,363     341,016  $   9,227,376       813,921
                        ============  ==========  =============   ===========

                           For the Year Ended         For the Year Ended
                              July 31, 2002              July 31, 2002
                        ------------------------  ----------------------------
   Class A:
   Shares issued....... $  3,749,111     369,052  $   1,893,293       173,497
   Dividends reinvested           --          --        324,522        29,499
   Shares redeemed.....   (4,020,146)   (391,088)    (3,371,707)     (308,107)
                        ------------  ----------  -------------   -----------
   Net Change.......... $   (271,035)    (22,036) $  (1,153,892)     (105,111)
                        ============  ==========  =============   ===========
   Class B:
   Shares issued....... $     26,602       2,521  $   1,036,961        94,634
   Dividends reinvested           --          --        175,383        15,975
   Shares redeemed.....      (83,194)     (9,384)      (725,837)      (66,187)
                        ------------  ----------  -------------   -----------
   Net Change.......... $    (56,592)     (6,863) $     486,507        44,422
                        ============  ==========  =============   ===========
   Class Y:
   Shares issued....... $ 28,658,100   2,902,349  $  95,790,472     8,681,877
   Dividends reinvested          122          12      1,170,234       105,809
   Shares redeemed.....  (30,498,918) (3,061,180)  (111,743,576)  (10,114,575)
                        ------------  ----------  -------------   -----------
   Net Change.......... $ (1,840,696)   (158,819) $ (14,782,870)   (1,326,889)
                        ============  ==========  =============   ===========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                       Short Intermediate
                                                         U.S. Government
                        Ultra Short Government Fund      Securities Fund
                        --------------------------  ------------------------
                            Amount        Shares       Amount       Shares
                        -------------  -----------  ------------  ----------
                         For the Six Months Ended   For the Six Months Ended
                             January 31, 2003           January 31, 2003
                        --------------------------  ------------------------
                                (Unaudited)                (Unaudited)
   Class A:
   Shares issued....... $   6,970,743      676,750  $  8,332,671     824,946
   Dividends reinvested       191,908       18,617        39,983       3,966
   Shares redeemed.....    (5,515,852)    (535,459)   (7,654,924)   (758,188)
                        -------------  -----------  ------------  ----------
   Net Change.......... $   1,646,799      159,908  $    717,730      70,724
                        =============  ===========  ============  ==========
   Class B:
   Shares issued....... $     661,556       64,181  $         --          --
   Dividends reinvested        14,004        1,359            --          --
   Shares redeemed.....      (101,345)      (9,836)           --          --
                        -------------  -----------  ------------  ----------
   Net Change.......... $     574,215       55,704  $         --          --
                        =============  ===========  ============  ==========
   Class Y:
   Shares issued....... $  79,559,830    7,712,818  $ 16,144,109   1,594,391
   Dividends reinvested       766,490       74,322       515,082      51,212
   Shares redeemed.....   (55,568,961)  (5,389,452)  (16,262,249) (1,605,086)
                        -------------  -----------  ------------  ----------
   Net Change.......... $  24,757,359    2,397,688  $    396,942      40,517
                        =============  ===========  ============  ==========

                            For the Year Ended         For the Year Ended
                               July 31, 2002              July 31, 2002
                        --------------------------  ------------------------
   Class A:
   Shares issued....... $  10,252,262      999,926  $  6,399,749     645,212
   Dividends reinvested       451,375       43,982        49,686       5,019
   Shares redeemed.....   (11,745,912)  (1,145,137)   (5,440,001)   (547,786)
                        -------------  -----------  ------------  ----------
   Net Change.......... $  (1,042,275)    (101,229) $  1,009,434     102,445
                        =============  ===========  ============  ==========
   Class B:
   Shares issued....... $     843,336       82,029  $         --          --
   Dividends reinvested        23,595        2,299            --          --
   Shares redeemed.....      (330,887)     (32,263)           --          --
                        -------------  -----------  ------------  ----------
   Net Change.......... $     536,044       52,065  $         --          --
                        =============  ===========  ============  ==========
   Class Y:
   Shares issued....... $ 237,413,965   23,172,347  $ 52,678,793   5,316,645
   Dividends reinvested     3,293,865      320,758       407,401      41,275
   Shares redeemed.....  (206,399,153) (20,112,064)  (39,428,267) (3,976,642)
                        -------------  -----------  ------------  ----------
   Net Change.......... $  34,308,677    3,381,041  $ 13,657,927   1,381,278
                        =============  ===========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                   Tax-Free Short Intermediate
                         Tax-Free Securities Fund       Securities Fund
                         ------------------------  --------------------------
                            Amount       Shares       Amount        Shares
                         ------------  ----------  ------------   ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2003          January 31, 2003
                         ------------------------  --------------------------
                                (Unaudited)               (Unaudited)
    Class A:
    Shares issued....... $  1,089,299      99,815  $    240,529       23,084
    Dividends reinvested      260,600      23,903        38,433        3,693
    Shares redeemed.....   (1,123,801)   (103,036)     (126,072)     (12,110)
                         ------------  ----------  ------------   ----------
    Net Change.......... $    226,098      20,682  $    152,890       14,667
                         ============  ==========  ============   ==========
    Class B:
    Shares issued....... $    111,512      10,158  $         --           --
    Dividends reinvested       67,516       6,199            --           --
    Shares redeemed.....     (695,960)    (64,240)           --           --
                         ------------  ----------  ------------   ----------
    Net Change.......... $   (516,932)    (47,883) $         --           --
                         ============  ==========  ============   ==========
    Class Y:
    Shares issued....... $ 13,231,464   1,207,214  $ 10,346,100      986,662
    Dividends reinvested    2,389,806     220,435       268,411       25,782
    Shares redeemed.....  (38,704,496) (3,526,345)   (8,438,080)    (803,621)
                         ------------  ----------  ------------   ----------
    Net Change.......... $(23,083,226) (2,098,696) $  2,176,431      208,823
                         ============  ==========  ============   ==========

                            For the Year Ended        For the Year Ended
                               July 31, 2002             July 31, 2002
                         ------------------------  --------------------------
    Class A:
    Shares issued....... $  4,195,139     390,368  $  1,261,813      123,126
    Dividends reinvested      434,420      40,696        52,675        5,142
    Shares redeemed.....   (1,399,399)   (130,662)     (931,139)     (90,746)
                         ------------  ----------  ------------   ----------
    Net Change.......... $  3,230,160     300,402  $    383,349       37,522
                         ============  ==========  ============   ==========
    Class B:
    Shares issued....... $  1,003,730      93,546  $         --           --
    Dividends reinvested      141,930      13,308            --           --
    Shares redeemed.....     (761,266)    (71,405)           --           --
                         ------------  ----------  ------------   ----------
    Net Change.......... $    384,394      35,449  $         --           --
                         ============  ==========  ============   ==========
    Class Y:
    Shares issued....... $ 41,368,476   3,854,797  $ 21,292,806    2,071,550
    Dividends reinvested    4,387,669     413,870        13,622        1,323
    Shares redeemed.....  (68,352,683) (6,348,340)  (12,554,998)  (1,218,877)
                         ------------  ----------  ------------   ----------
    Net Change.......... $(22,596,538) (2,079,673) $  8,751,430      853,996
                         ============  ==========  ============   ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions (continued):

                         International Stock Fund         Value Fund
                         ------------------------  ------------------------
                            Amount       Shares       Amount       Shares
                         ------------  ----------  ------------  ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2003          January 31, 2003
                         ------------------------  ------------------------
                                (Unaudited)               (Unaudited)
    Class A:
    Shares issued....... $ 10,891,136   1,852,780  $    208,080      31,077
    Dividends reinvested           --          --        10,130       1,527
    Shares redeemed.....  (11,058,786) (1,880,002)     (226,066)    (33,117)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (167,650)    (27,222) $     (7,856)       (513)
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $      5,082         885  $     79,372      11,886
    Dividends reinvested           --          --         1,768         269
    Shares redeemed.....      (51,439)     (8,846)     (271,871)    (40,386)
                         ------------  ----------  ------------  ----------
    Net Change.......... $    (46,357)     (7,961) $   (190,731)    (28,231)
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 12,385,314   2,116,773  $ 59,915,733   9,115,665
    Dividends reinvested           --          --        21,525       3,244
    Shares redeemed.....   (5,570,161)   (934,400)  (38,525,978) (5,768,285)
                         ------------  ----------  ------------  ----------
    Net Change.......... $  6,815,153   1,182,373  $ 21,411,280   3,350,624
                         ============  ==========  ============  ==========

                            For the Year Ended        For the Year Ended
                               July 31, 2002             July 31, 2002
                         ------------------------  ------------------------
    Class A:
    Shares issued....... $  6,038,643     875,402  $  1,092,784     128,030
    Dividends reinvested           --          --        10,405       1,310
    Shares redeemed.....   (6,771,277)   (968,071)     (935,520)   (114,192)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (732,634)    (92,669) $    167,669      15,148
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $     50,474       7,096  $    509,644      60,443
    Shares redeemed.....     (116,958)    (16,418)     (213,502)    (25,473)
                         ------------  ----------  ------------  ----------
    Net Change.......... $    (66,484)     (9,322) $    296,142      34,970
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 31,364,773   4,354,051  $ 77,678,106   9,457,545
    Dividends reinvested           --          --        19,610       2,501
    Shares redeemed.....  (44,913,555) (6,191,769)  (53,974,761) (6,457,303)
                         ------------  ----------  ------------  ----------
    Net Change.......... $(13,548,782) (1,837,718) $ 23,722,955   3,002,743
                         ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2003
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                           Small Cap Fund
                                      ------------------------
                                         Amount       Shares
                                      ------------  ----------
                                      For the Six Months Ended
                                          January 31, 2003
                                      ------------------------
                                             (Unaudited)
                 Class A:
                 Shares issued....... $    126,185      11,476
                 Dividends reinvested      145,155      13,895
                 Shares redeemed.....     (145,739)    (13,013)
                                      ------------  ----------
                 Net Change.......... $    125,601      12,358
                                      ============  ==========
                 Class B:
                 Shares issued....... $    167,260      15,045
                 Dividends reinvested      233,203      22,863
                 Shares redeemed.....     (229,343)    (21,159)
                                      ------------  ----------
                 Net Change.......... $    171,120      16,749
                                      ============  ==========
                 Class Y:
                 Shares issued....... $ 18,350,556   1,674,894
                 Dividends reinvested    5,596,680     534,466
                 Shares redeemed.....  (21,025,172) (1,926,737)
                                      ------------  ----------
                 Net Change.......... $  2,922,064     282,623
                                      ============  ==========

                                         For the Year Ended
                                            July 31, 2002
                                      ------------------------
                 Class A:
                 Shares issued....... $    709,296      52,361
                 Dividends reinvested       71,233       5,623
                 Shares redeemed.....     (609,029)    (46,243)
                                      ------------  ----------
                 Net Change.......... $    171,500      11,741
                                      ============  ==========
                 Class B:
                 Shares issued....... $  1,455,831     108,532
                 Dividends reinvested       80,425       6,464
                 Shares redeemed.....     (170,257)    (12,977)
                                      ------------  ----------
                 Net Change.......... $  1,365,999     102,019
                                      ============  ==========
                 Class Y:
                 Shares issued....... $ 54,148,882   4,089,207
                 Dividends reinvested    3,328,751     262,585
                 Shares redeemed.....  (37,337,889) (2,737,517)
                                      ------------  ----------
                 Net Change.......... $ 20,139,744   1,614,275
                                      ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                   Notes to Financial Statements, Concluded
                               January 31, 2003
                                  (Unaudited)


6. Federal Income Tax Information

  Capital Loss Carryforward

  On July 31, 2002, the Funds' most recent fiscal year end for tax purposes, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                                               Amount    Expires
                                             ----------- -------
               Growth Stock Fund............ $   709,011  2009
                                              38,902,738  2010
               Growth and Income Fund.......   7,912,252  2010
               New Asia Growth Fund.........     683,203  2007
                                                 400,314  2009
                                               2,794,727  2010
               Diversified Fixed Income Fund   2,428,836  2004
                                                  58,103  2005
                                                  38,240  2006
               International Stock Fund.....   1,431,316  2009
                                              29,506,697  2010
               Value Fund...................   3,347,910  2010

  Post October Loss Deferral

  Capital (and foreign currency) losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (and foreign currency losses):

                                      Post October      Foreign
                                     Capital Losses Currency Losses
                                     -------------- ---------------
            Growth Stock Fund.......  $75,221,295      $     --
            Growth and Income Fund..   27,325,780            --
            New Asia Growth Fund....      102,808            --
            International Stock Fund    6,041,571       290,997
            Value Fund..............   29,640,820            --

  Dividend Received Deduction

  For corporate shareholders, the following percentages of the total ordinary income distributions paid during the fiscal year ended July 31, 2002 qualify for the corporate dividends received deduction for the following Funds:

                                              Percentage
                                              ----------
                       Growth and Income Fund    100%
                       Value Fund............    100%
                       Small Cap Fund........     32%

PACIFIC CAPITAL FUNDS -- GROWTH STOCK FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                                Investment Activities                   Distributions
                                         -----------------------------------  --------------------------------

                               Net Asset             Net Realized                                               Net Asset
                                Value,      Net     and Unrealized Total from    Net       Net                   Value,
                               Beginning Investment Gains (Losses) Investment Investment Realized     Total      End of
                               of Period    Loss    on Investments Activities   Income    Gains   Distributions  Period
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)           $ 6.90     $(0.02)      $(0.47)      $(0.49)    $   --    $   --     $   --      $ 6.41
Year Ended July 31, 2002         10.25      (0.08)       (3.27)       (3.35)        --        --         --        6.90
Year Ended July 31, 2001         19.73      (0.09)       (4.67)       (4.76)        --     (4.72)     (4.72)      10.25
Year Ended July 31, 2000         17.45      (0.11)        7.24         7.13         --     (4.85)     (4.85)      19.73
Year Ended July 31, 1999         17.75      (0.08)        2.80         2.72      (0.01)    (3.01)     (3.02)      17.45
Year Ended July 31, 1998         17.43      (0.04)        2.99         2.95      (0.01)    (2.62)     (2.63)      17.75
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)           $ 6.62     $(0.05)      $(0.44)      $(0.49)    $   --    $   --     $   --      $ 6.13
Year Ended July 31, 2002          9.89      (0.14)       (3.13)       (3.27)        --        --         --        6.62
Year Ended July 31, 2001         19.32      (0.16)       (4.55)       (4.71)        --     (4.72)     (4.72)       9.89
Year Ended July 31, 2000         17.28      (0.18)        7.07         6.89         --     (4.85)     (4.85)      19.32
Year Ended July 31, 1999         17.72      (0.10)        2.67         2.57         --     (3.01)     (3.01)      17.28
Period Ended July 31, 1998 (b)   16.36      (0.05)        1.41         1.36         --        --         --       17.72
--------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)           $ 7.06     $(0.01)      $(0.48)      $(0.49)    $   --    $   --     $   --      $ 6.57
Year Ended July 31, 2002         10.44      (0.05)       (3.33)       (3.38)        --        --         --        7.06
Year Ended July 31, 2001         19.95      (0.06)       (4.73)       (4.79)        --     (4.72)     (4.72)      10.44
Year Ended July 31, 2000         17.56      (0.08)        7.32         7.24         --     (4.85)     (4.85)      19.95
Year Ended July 31, 1999         17.81      (0.06)        2.82         2.76         --     (3.01)     (3.01)      17.56
Year Ended July 31, 1998         17.44         --         3.01         3.01      (0.02)    (2.62)     (2.64)      17.81
--------------------------------------------------------------------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                           ----------------------------------------------------------------
                                                                     Ratio of Net
                                                          Ratio of    Investment     Ratio of
                                            Net Assets,   Expenses     Loss to       Expenses
                                  Total    End of Period to Average    Average      to Average   Portfolio
                                 Return*      (000's)    Net Assets   Net Assets   Net Assets** Turnover (a)
------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)           (7.10%)(d)   $ 10,281       1.35%(c)    (0.63%)(c)     1.85%(c)     20.08%
Year Ended July 31, 2002       (32.68%)        11,701       1.34%       (0.80%)        1.86%        36.85%
Year Ended July 31, 2001       (30.04%)        22,182       1.33%       (0.69%)        1.87%        97.27%
Year Ended July 31, 2000        45.24%         30,971       1.30%       (0.70%)        1.84%       117.11%
Year Ended July 31, 1999        17.40%         17,417       1.32%       (0.58%)        1.85%        81.02%
Year Ended July 31, 1998        19.58%         13,777       1.32%       (0.30%)        1.86%        97.03%
------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)           (7.40%)(d)   $ 12,118       2.10%(c)    (1.38%)(c)     2.10%(c)     20.08%
Year Ended July 31, 2002       (33.06%)        14,431       2.09%       (1.55%)        2.11%        36.85%
Year Ended July 31, 2001       (30.51%)        24,084       2.08%       (1.45%)        2.12%        97.27%
Year Ended July 31, 2000        44.14%         28,789       2.06%       (1.46%)        2.10%       117.11%
Year Ended July 31, 1999        16.55%          9,988       2.06%       (1.35%)        2.10%        81.02%
Period Ended July 31, 1998 (b)   8.31%(d)       1,459       2.07%(c)    (1.31%)(c)     2.11%(c)     97.03%
------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)           (6.94%)(d)   $226,895       1.10%(c)    (0.38%)(c)     1.10%(c)     20.08%
Year Ended July 31, 2002       (32.38%)       195,252       1.09%       (0.55%)        1.11%        36.85%
Year Ended July 31, 2001       (29.84%)       329,573       1.08%       (0.44%)        1.12%        97.27%
Year Ended July 31, 2000        45.56%        504,125       1.05%       (0.45%)        1.09%       117.11%
Year Ended July 31, 1999        17.72%        382,298       1.07%       (0.32%)        1.11%        81.02%
Year Ended July 31, 1998        19.96%        375,117       1.07%       (0.08%)        1.11%        97.03%
------------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized
(d) Net Annualized
(e) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- GROWTH AND INCOME FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                              Investment Activities                   Distributions
                                      ------------------------------------  ---------------------------------


                            Net Asset    Net       Net Realized                                                Net Asset
                             Value,   Investment  and Unrealized Total from    Net        Net                   Value,
                            Beginning   Income    Gains (Losses) Investment Investment  Realized     Total      End of
                            of Period   (Loss)    on Investments Activities   Income     Gains   Distributions  Period
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended January
 31, 2003 (f)                $ 9.89     $ 0.01        $(0.67)      $(0.66)    $(0.01)    $   --     $(0.01)     $ 9.22
Year Ended July 31, 2002      13.89         --         (4.00)       (4.00)        --         --         --        9.89
Year Ended July 31, 2001      21.33      (0.03)        (4.72)       (4.75)        --      (2.69)     (2.69)      13.89
Year Ended July 31, 2000      18.89      (0.04)         5.16         5.12         --      (2.68)     (2.68)      21.33
Year Ended July 31, 1999      18.72      (0.02)         2.38         2.36         --      (2.19)     (2.19)      18.89
Year Ended July 31, 1998      17.25       0.03          3.01         3.04      (0.04)     (1.53)     (1.57)      18.72
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended January
 31, 2003 (f)                $ 9.50     $(0.02)       $(0.65)      $(0.67)    $   --     $   --     $   --      $ 8.83
Year Ended July 31, 2002      13.44      (0.10)        (3.84)       (3.94)        --         --         --        9.50
Year Ended July 31, 2001      20.88      (0.14)        (4.61)       (4.75)        --      (2.69)     (2.69)      13.44
Year Ended July 31, 2000      18.66      (0.15)         5.05         4.90         --      (2.68)     (2.68)      20.88
Year Ended July 31, 1999      18.68      (0.08)         2.25         2.17         --      (2.19)     (2.19)      18.66

 Period Ended July 31, 1998
 (c)                          17.58      (0.02)         1.12         1.10         --         --         --       18.68
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended January
 31, 2003 (f)                $ 9.96     $ 0.02        $(0.68)      $(0.66)    $(0.02)    $   --     $(0.02)     $ 9.28
Year Ended July 31, 2002      13.97       0.03         (4.02)       (3.99)     (0.02)        --      (0.02)       9.96
Year Ended July 31, 2001      21.39       0.01         (4.74)       (4.73)        --(b)   (2.69)     (2.69)      13.97
Year Ended July 31, 2000      18.90         --(b)       5.18         5.18      (0.01)     (2.68)     (2.69)      21.39
Year Ended July 31, 1999      18.75       0.03          2.34         2.37      (0.03)     (2.19)     (2.22)      18.90
Year Ended July 31, 1998      17.27       0.07          3.01         3.08      (0.07)     (1.53)     (1.60)      18.75
-------------------------------------------------------------------------------------------------------------------------

                                                            Ratios/Supplemental Data
                                        ----------------------------------------------------------------
                                                                  Ratio of Net
                                                                   Investment
                                                       Ratio of      Income       Ratio of
                                         Net Assets,   Expenses    (Loss) to      Expenses
                               Total    End of Period to Average    Average      to Average   Portfolio
                              Return*      (000's)    Net Assets   Net Assets   Net Assets** Turnover (a)
---------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended January
 31, 2003 (f)                (6.64%)(e)   $  5,044       1.38%(d)     0.27%(d)      1.88%(d)    19.12%
Year Ended July 31, 2002    (28.80%)         5,696       1.35%       (0.03%)        1.88%       43.28%
Year Ended July 31, 2001    (24.39%)         9,669       1.35%       (0.16%)        1.89%       43.24%
Year Ended July 31, 2000     28.85%         12,540       1.33%       (0.22%)        1.87%       60.51%
Year Ended July 31, 1999     13.67%          9,593       1.35%       (0.12%)        1.89%       65.56%
Year Ended July 31, 1998     19.10%          6,730       1.33%        0.13%         1.87%       75.92%
---------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended January
 31, 2003 (f)                (7.05%)(e)   $  6,929       2.13%(d)    (0.48%)(d)     2.13%(d)    19.12%
Year Ended July 31, 2002    (29.32%)         8,222       2.10%       (0.79%)        2.13%       43.28%
Year Ended July 31, 2001    (24.97%)        13,282       2.10%       (0.92%)        2.14%       43.24%
Year Ended July 31, 2000     27.95%         15,593       2.08%       (0.99%)        2.12%       60.51%
Year Ended July 31, 1999     12.58%          8,265       2.09%       (0.90%)        2.13%       65.56%

 Period Ended July 31, 1998
 (c)                          6.27%(e)       2,184       2.08%(d)    (0.73%)(d)     2.12%(d)    75.92%
---------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended January
 31, 2003 (f)                (6.60%)(e)   $126,627       1.13%(d)     0.52%(d)      1.13%(d)    19.12%
Year Ended July 31, 2002    (28.60%)       116,719       1.10%        0.20%         1.13%       43.28%
Year Ended July 31, 2001    (24.19%)       162,138       1.10%        0.09%         1.14%       43.24%
Year Ended July 31, 2000     29.22%        201,600       1.08%        0.03%         1.12%       60.51%
Year Ended July 31, 1999     13.69%        157,891       1.10%        0.15%         1.14%       65.56%
Year Ended July 31, 1998     19.37%        164,706       1.08%        0.38%         1.12%       75.92%
---------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(d) Annualized
(e) Not Annualized
(f) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- NEW ASIA GROWTH FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Investment Activities                   Distributions
                                         -----------------------------------  -------------------------------    -


                               Net Asset    Net      Net Realized                                                Net Asset
                                Value,   Investment and Unrealized Total from    Net        Net                   Value,
                               Beginning   Income   Gains (Losses) Investment Investment  Realized     Total      End of
                               of Period   (Loss)   on Investments Activities   Income     Gains   Distributions  Period
---------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (f)           $ 9.83     $(0.02)      $(1.32)      $(1.34)    $   --     $   --     $   --      $ 8.49
Year Ended July 31, 2002          9.42      (0.01)        0.42         0.41         --         --         --        9.83
Year Ended July 31, 2001         12.50      (0.05)       (3.03)       (3.08)        --         --         --        9.42
Year Ended July 31, 2000         10.57      (0.17)        2.10         1.93         --         --         --       12.50
Year Ended July 31, 1999          6.35      (0.05)        4.29         4.24      (0.02)        --      (0.02)      10.57
Year Ended July 31, 1998         13.89       0.09        (6.59)       (6.50)        --      (1.04)     (1.04)       6.35
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (f)           $ 9.60     $(0.06)      $(1.28)      $(1.34)    $   --     $   --     $   --      $ 8.26
Year Ended July 31, 2002          9.22      (0.10)        0.48         0.38         --         --         --        9.60
Year Ended July 31, 2001         12.34      (0.15)       (2.97)       (3.12)        --         --         --        9.22
Year Ended July 31, 2000         10.50      (0.13)        1.97         1.84         --         --         --       12.34
Year Ended July 31, 1999          6.34      (0.02)        4.18         4.16         --         --         --       10.50
Period Ended July 31, 1998 (b)    9.09       0.04        (2.79)       (2.75)        --         --         --        6.34
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (f)           $ 9.93     $(0.01)      $(1.33)      $(1.34)    $   --     $   --     $   --      $ 8.59
Year Ended July 31, 2002          9.49       0.01         0.43         0.44         --(c)      --         --(c)     9.93
Year Ended July 31, 2001         12.58      (0.02)       (3.07)       (3.09)        --         --         --        9.49
Year Ended July 31, 2000         10.60      (0.09)        2.07         1.98         --         --         --       12.58
Year Ended July 31, 1999          6.37      (0.06)        4.33         4.27      (0.04)        --      (0.04)      10.60
Year Ended July 31, 1998         13.94       0.12        (6.63)       (6.51)     (0.02)     (1.04)     (1.06)       6.37
---------------------------------------------------------------------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                           ----------------------------------------------------------------
                                                                     Ratio of Net
                                                                      Investment
                                                          Ratio of      Income       Ratio of
                                            Net Assets,  Expenses to  (Loss) to      Expenses
                                  Total    End of Period   Average     Average      to Average   Portfolio
                                 Return*      (000's)    Net Assets   Net Assets   Net Assets** Turnover (a)
------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (f)          (13.63%)(e)    $ 1,122       2.07%(d)    (0.43%)(d)     2.58%(d)     40.76%
Year Ended July 31, 2002         4.35%          1,530       1.96%       (0.07%)        2.48%        70.55%
Year Ended July 31, 2001       (24.64%)         1,673       1.98%       (0.40%)        2.53%       115.95%
Year Ended July 31, 2000        18.26%          2,704       1.99%       (1.22%)        2.54%       172.57%
Year Ended July 31, 1999        66.99%          2,379       2.14%       (0.52%)        2.78%       152.58%
Year Ended July 31, 1998       (48.84%)         1,614       2.18%        0.98%         2.86%       129.77%
------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (f)          (13.96%)(e)    $   330       2.82%(d)    (1.18%)(d)     2.83%(d)     40.76%
Year Ended July 31, 2002         4.12%            426       2.71%       (0.91%)        2.74%        70.55%
Year Ended July 31, 2001       (25.28%)           473       2.73%       (1.16%)        2.78%       115.95%
Year Ended July 31, 2000        17.52%            823       2.75%       (1.94%)        2.80%       172.57%
Year Ended July 31, 1999        65.66%            311       2.82%       (1.33%)        2.95%       152.58%
Period Ended July 31, 1998 (b) (30.25%)(e)         66       2.89%(d)     1.70%(d)      3.35%(d)    129.77%
------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (f)          (13.49%)(e)    $20,125       1.82%(d)    (0.18%)(d)     1.83%(d)     40.76%
Year Ended July 31, 2002         4.64%         19,870       1.71%        0.13%         1.73%        70.55%
Year Ended July 31, 2001       (24.56%)        20,512       1.73%       (0.17%)        1.78%       115.95%
Year Ended July 31, 2000        18.68%         25,740       1.74%       (0.95%)        1.79%       172.57%
Year Ended July 31, 1999        67.38%         15,954       1.90%       (0.33%)        2.05%       152.58%
Year Ended July 31, 1998       (48.76%)        14,569       1.93%        1.32%         2.13%       129.77%
------------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Less than $0.01 per share.
(d) Annualized
(e) Not Annualized
(f) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- DIVERSIFIED FIXED INCOME FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Investment Activities                   Distributions
                                         ------------------------------------ --------------------------------

                               Net Asset             Net Realized                                               Net Asset
                                Value,      Net     and Unrealized Total from    Net       Net                   Value,
                               Beginning Investment Gains (Losses) Investment Investment Realized     Total      End of
                               of Period   Income   on Investments Activities   Income    Gains   Distributions  Period
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)           $11.22     $0.25        $ 0.34       $0.59      $(0.25)   $(0.11)    $(0.36)     $11.45
Year Ended July 31, 2002         10.89      0.53          0.33        0.86       (0.53)       --      (0.53)      11.22
Year Ended July 31, 2001         10.22      0.58          0.67        1.25       (0.58)       --      (0.58)      10.89
Year Ended July 31, 2000         10.39      0.58         (0.17)       0.41       (0.58)       --      (0.58)      10.22
Year Ended July 31, 1999         10.92      0.56         (0.43)       0.13       (0.56)    (0.10)     (0.66)      10.39
Year Ended July 31, 1998         10.71      0.58          0.21        0.79       (0.58)       --      (0.58)      10.92
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)           $11.20     $0.21        $ 0.34       $0.55      $(0.21)   $(0.11)    $(0.32)     $11.43
Year Ended July 31, 2002         10.87      0.45          0.33        0.78       (0.45)       --      (0.45)      11.20
Year Ended July 31, 2001         10.20      0.50          0.67        1.17       (0.50)       --      (0.50)      10.87
Year Ended July 31, 2000         10.37      0.50         (0.17)       0.33       (0.50)       --      (0.50)      10.20
Year Ended July 31, 1999         10.91      0.48         (0.44)       0.04       (0.48)    (0.10)     (0.58)      10.37
Period Ended July 31, 1998 (b)   10.79      0.23          0.12        0.35       (0.23)       --      (0.23)      10.91
--------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)           $11.29     $0.27        $ 0.35       $0.62      $(0.27)   $(0.11)    $(0.38)     $11.53
Year Ended July 31, 2002         10.96      0.56          0.33        0.89       (0.56)       --      (0.56)      11.29
Year Ended July 31, 2001         10.28      0.61          0.68        1.29       (0.61)       --      (0.61)      10.96
Year Ended July 31, 2000         10.45      0.61         (0.17)       0.44       (0.61)       --      (0.61)      10.28
Year Ended July 31, 1999         11.00      0.59         (0.45)       0.14       (0.59)    (0.10)     (0.69)      10.45
Year Ended July 31, 1998         10.78      0.61          0.22        0.83       (0.61)       --      (0.61)      11.00
--------------------------------------------------------------------------------------------------------------------------

                                                              Ratios/Supplemental Data
                                          ---------------------------------------------------------------
                                                                    Ratio of Net
                                                         Ratio of    Investment    Ratio of
                                           Net Assets,   Expenses      Income      Expenses
                                 Total    End of Period to Average   to Average   to Average   Portfolio
                                Return*      (000's)    Net Assets   Net Assets  Net Assets** Turnover (a)
----------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)            5.35%(d)   $  6,389       0.97%(c)     4.36%(c)     1.62%(c)    26.68%
Year Ended July 31, 2002         8.13%         6,755       0.96%        4.86%        1.63%       71.59%
Year Ended July 31, 2001        12.48%         7,702       0.95%        5.43%        1.65%       58.91%
Year Ended July 31, 2000         4.09%         5,252       0.97%        5.70%        1.66%       84.65%
Year Ended July 31, 1999         1.02%         2,228       0.98%        5.08%        1.67%       60.00%
Year Ended July 31, 1998         7.61%         1,497       1.02%        5.36%        1.65%       57.58%
----------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)            4.97%(d)   $  5,578       1.72%(c)     3.61%(c)     1.87%(c)    26.68%
Year Ended July 31, 2002         7.34%         4,997       1.71%        4.11%        1.88%       71.59%
Year Ended July 31, 2001        11.68%         4,367       1.70%        4.67%        1.90%       58.91%
Year Ended July 31, 2000         3.34%         2,760       1.71%        4.95%        1.90%       84.65%
Year Ended July 31, 1999         0.24%         2,078       1.72%        4.39%        1.91%       60.00%
Period Ended July 31, 1998 (b)   3.25%(d)        236       1.71%(c)     4.54%(c)     1.90%(c)    57.58%
----------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)            5.56%(d)   $236,510       0.72%(c)     4.61%(c)     0.87%(c)    26.68%
Year Ended July 31, 2002         8.38%       222,500       0.71%        5.11%        0.88%       71.59%
Year Ended July 31, 2001        12.83%       230,523       0.70%        5.70%        0.90%       58.91%
Year Ended July 31, 2000         4.37%       241,169       0.71%        5.95%        0.90%       84.65%
Year Ended July 31, 1999         1.10%       199,413       0.73%        5.34%        0.92%       60.00%
Year Ended July 31, 1998         7.94%       158,909       0.77%        5.61%        0.90%       57.58%
----------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized
(d) Not Annualized
(e) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- ULTRA SHORT GOVERNMENT FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                Investment Activities                    Distributions
                                         ------------------------------------ ----------------------------------

                               Net Asset             Net Realized                                                 Net Asset
                                Value,      Net     and Unrealized Total from    Net       Net                     Value,
                               Beginning Investment Gains (Losses) Investment Investment Realized       Total      End of
                               of Period   Income   on Investments Activities   Income    Gains     Distributions  Period
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (g)           $10.31     $0.12        $   --       $0.12      $(0.12)   $(0.01)      $(0.13)     $10.30
Year Ended July 31, 2002         10.20      0.30          0.11        0.41       (0.30)       --(d)     (0.30)      10.31
Year Ended July 31, 2001 (b)     10.02      0.55          0.18        0.73       (0.55)       --        (0.55)      10.20
----------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (g)           $10.31     $0.08        $   --       $0.08      $(0.08)   $(0.01)      $(0.09)     $10.30
Year Ended July 31, 2002         10.21      0.22          0.10        0.32       (0.22)       --(d)     (0.22)      10.31
Year Ended July 31, 2001 (b)     10.02      0.48          0.19        0.67       (0.48)       --        (0.48)      10.21
----------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (g)           $10.32     $0.14        $(0.01)      $0.13      $(0.14)   $(0.01)      $(0.15)     $10.30
Year Ended July 31, 2002         10.21      0.33          0.11        0.44       (0.33)       --(d)     (0.33)      10.32
Year Ended July 31, 2001         10.02      0.58          0.19        0.77       (0.58)       --        (0.58)      10.21
Period Ended July 31, 2000 (c)   10.00      0.11          0.02        0.13       (0.11)       --        (0.11)      10.02
----------------------------------------------------------------------------------------------------------------------------

                                                             Ratios/Supplemental Data
                                         ---------------------------------------------------------------
                                                                   Ratio of Net
                                                        Ratio of    Investment    Ratio of
                                          Net Assets,   Expenses      Income      Expenses
                                Total    End of Period to Average   to Average   to Average   Portfolio
                               Return*      (000's)    Net Assets   Net Assets  Net Assets** Turnover (a)
---------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (g)           1.22%(f)   $ 15,743       0.62%(e)     2.37%(e)     1.42%(e)    10.07%
Year Ended July 31, 2002        4.10%        14,116       0.62%        2.93%        1.42%       26.15%
Year Ended July 31, 2001 (b)    7.46%        15,002       0.64%        5.20%        1.51%        8.22%
---------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (g)           0.84%(f)   $  1,975       1.37%(e)     1.62%(e)     1.67%(e)    10.07%
Year Ended July 31, 2002        3.22%         1,403       1.37%        2.14%        1.67%       26.15%
Year Ended July 31, 2001 (b)    6.79%           858       1.39%        4.48%        1.76%        8.22%
---------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (g)           1.25%(f)   $210,258       0.37%(e)     2.62%(e)     0.67%(e)    10.07%
Year Ended July 31, 2002        4.35%       185,806       0.37%        3.16%        0.67%       26.15%
Year Ended July 31, 2001        7.85%       149,445       0.39%        5.56%        0.76%        8.22%
Period Ended July 31, 2000 (c)  1.27%(f)     47,483       0.40%(e)     6.38%(e)     1.28%(e)     0.00%
---------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from August 1, 2000 (commencement of operations) to July 31, 2001.
(c) Period from June 1, 2000 (commencement of operations) to July 31, 2000.
(d) Less than $0.01 per share.
(e) Annualized
(f) Not Annualized
(g) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                          Investment Activities                   Distributions
                                   ------------------------------------ --------------------------------

                         Net Asset             Net Realized                                               Net Asset
                          Value,      Net     and Unrealized Total from    Net       Net                   Value,
                         Beginning Investment Gains (Losses) Investment Investment Realized     Total      End of     Total
                         of Period   Income   on Investments Activities   Income    Gains   Distributions  Period    Return*
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (d)     $10.06     $0.16        $ 0.11       $0.27      $(0.16)   $(0.11)    $(0.27)     $10.06     2.74%(c)
Year Ended July 31, 2002    9.81      0.34          0.30        0.64       (0.34)    (0.05)     (0.39)      10.06     6.68%
Year Ended July 31, 2001    9.30      0.45          0.51        0.96       (0.45)       --      (0.45)       9.81    10.58%
Year Ended July 31, 2000    9.42      0.44         (0.08)       0.36       (0.44)    (0.04)     (0.48)       9.30     3.97%
Year Ended July 31, 1999    9.64      0.45         (0.18)       0.27       (0.45)    (0.04)     (0.49)       9.42     2.79%
Year Ended July 31, 1998    9.55      0.49          0.09        0.58       (0.49)       --      (0.49)       9.64     6.27%
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (d)     $10.09     $0.17        $ 0.10       $0.27      $(0.17)   $(0.11)    $(0.28)     $10.08     2.75%(c)
Year Ended July 31, 2002    9.83      0.37          0.31        0.68       (0.37)    (0.05)     (0.42)      10.09     7.03%
Year Ended July 31, 2001    9.32      0.48          0.51        0.99       (0.48)       --      (0.48)       9.83    10.84%
Year Ended July 31, 2000    9.44      0.47         (0.08)       0.39       (0.47)    (0.04)     (0.51)       9.32     4.24%
Year Ended July 31, 1999    9.66      0.48         (0.18)       0.30       (0.48)    (0.04)     (0.52)       9.44     3.05%
Year Ended July 31, 1998    9.56      0.51          0.10        0.61       (0.51)       --      (0.51)       9.66     6.62%
-------------------------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                         ----------------------------------------------------------------
                                                   Ratio of Net
                                        Ratio of    Investment    Ratio of
                          Net Assets,   Expenses    Income to     Expenses
                         End of Period to Average    Average     to Average   Portfolio
                            (000's)    Net Assets   Net Assets  Net Assets** Turnover (a)
-----------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (d)       $ 2,860       0.80%(b)     3.14%(b)     1.56%(b)    11.81%
Year Ended July 31, 2002      2,148       0.81%        3.44%        1.57%       62.60%
Year Ended July 31, 2001      1,090       0.90%        4.66%        1.65%      107.46%
Year Ended July 31, 2000        452       0.89%        4.78%        1.64%       48.99%
Year Ended July 31, 1999        595       0.94%        4.65%        1.49%       63.27%
Year Ended July 31, 1998        654       0.89%        5.11%        1.64%       17.33%
-----------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (d)       $62,538       0.55%(b)     3.41%(b)     0.81%(b)    11.81%
Year Ended July 31, 2002     62,156       0.56%        3.69%        0.82%       62.60%
Year Ended July 31, 2001     47,000       0.65%        4.96%        0.90%      107.46%
Year Ended July 31, 2000     32,380       0.64%        5.04%        0.89%       48.99%
Year Ended July 31, 1999     33,332       0.67%        4.89%        0.72%       63.27%
Year Ended July 31, 1998     24,843       0.64%        5.36%        0.89%       17.33%
-----------------------------------------------------------------------------------------

* Excludes sales charge for class A.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized
(c) Not Annualized
(d) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- TAX-FREE SECURITIES FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                                Investment Activities                   Distributions
                                         ------------------------------------ --------------------------------

                               Net Asset             Net Realized                                               Net Asset
                                Value,      Net     and Unrealized Total from    Net       Net                   Value,
                               Beginning Investment Gains (Losses) Investment Investment Realized     Total      End of
                               of Period   Income   on Investments Activities   Income    Gains   Distributions  Period
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)           $10.86     $0.22        $ 0.08       $0.30      $(0.22)   $(0.06)    $(0.28)     $10.88
Year Ended July 31, 2002         10.74      0.45          0.23        0.68       (0.45)    (0.11)     (0.56)      10.86
Year Ended July 31, 2001         10.29      0.47          0.45        0.92       (0.47)       --      (0.47)      10.74
Year Ended July 31, 2000         10.49      0.48         (0.15)       0.33       (0.48)    (0.05)     (0.53)      10.29
Year Ended July 31, 1999         10.84      0.48         (0.25)       0.23       (0.48)    (0.10)     (0.58)      10.49
Year Ended July 31, 1998         10.84      0.48          0.06        0.54       (0.48)    (0.06)     (0.54)      10.84
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)           $10.85     $0.18        $ 0.09       $0.27      $(0.18)   $(0.06)    $(0.24)     $10.88
Year Ended July 31, 2002         10.74      0.37          0.22        0.59       (0.37)    (0.11)     (0.48)      10.85
Year Ended July 31, 2001         10.29      0.39          0.45        0.84       (0.39)       --      (0.39)      10.74
Year Ended July 31, 2000         10.49      0.40         (0.15)       0.25       (0.40)    (0.05)     (0.45)      10.29
Year Ended July 31, 1999         10.83      0.40         (0.24)       0.16       (0.40)    (0.10)     (0.50)      10.49
Period Ended July 31, 1998 (b)   10.84      0.21         (0.01)       0.20       (0.21)       --      (0.21)      10.83
--------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)           $10.90     $0.23        $ 0.08       $0.31      $(0.23)   $(0.06)    $(0.29)     $10.92
Year Ended July 31, 2002         10.78      0.47          0.23        0.70       (0.47)    (0.11)     (0.58)      10.90
Year Ended July 31, 2001         10.33      0.49          0.45        0.94       (0.49)       --      (0.49)      10.78
Year Ended July 31, 2000         10.53      0.50         (0.15)       0.35       (0.50)    (0.05)     (0.55)      10.33
Year Ended July 31, 1999         10.88      0.51         (0.25)       0.26       (0.51)    (0.10)     (0.61)      10.53
Year Ended July 31, 1998         10.86      0.51          0.08        0.59       (0.51)    (0.06)     (0.57)      10.88
--------------------------------------------------------------------------------------------------------------------------

                                                           Ratios/Supplemental Data
                                         -------------------------------------------------------------
                                                                Ratio of Net
                                         Net Assets,  Ratio of   Investment    Ratio of
                                           End of     Expenses     Income      Expenses
                                Total      Period    to Average  to Average   to Average   Portfolio
                               Return*     (000's)   Net Assets  Net Assets  Net Assets** Turnover (a)
------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (e)           2.79%(d)  $ 12,015     0.96%(c)    3.97%(c)     1.61%(c)      0.40%
Year Ended July 31, 2002        6.47%       11,765     0.94%       4.17%        1.61%        13.40%
Year Ended July 31, 2001        9.07%        8,413     0.95%       4.41%        1.64%        19.05%
Year Ended July 31, 2000        3.28%        6,832     0.95%       4.71%        1.64%        22.40%
Year Ended July 31, 1999        2.00%        4,795     0.96%       4.41%        1.65%         9.91%
Year Ended July 31, 1998        5.17%        3,054     1.02%       4.49%        1.65%        10.73%
------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (e)           2.50%(d)  $  4,949     1.71%(c)    3.22%(c)     1.86%(c)      0.40%
Year Ended July 31, 2002        5.58%        5,458     1.69%       3.42%        1.86%        13.40%
Year Ended July 31, 2001        8.28%        5,019     1.70%       3.65%        1.89%        19.05%
Year Ended July 31, 2000        2.54%        2,779     1.70%       3.97%        1.89%        22.40%
Year Ended July 31, 1999        1.40%        1,756     1.70%       3.68%        1.89%         9.91%
Period Ended July 31, 1998 (b)  1.82%(d)       272     1.71%(c)    3.75%(c)     1.90%(c)     10.73%
------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (e)           2.92%(d)  $423,813     0.71%(c)    4.22%(c)     0.86%(c)      0.40%
Year Ended July 31, 2002        6.73%      445,733     0.69%       4.42%        0.86%        13.40%
Year Ended July 31, 2001        9.33%      463,426     0.70%       4.66%        0.89%        19.05%
Year Ended July 31, 2000        3.55%      432,677     0.70%       4.96%        0.89%        22.40%
Year Ended July 31, 1999        2.26%      424,022     0.71%       4.66%        0.90%         9.91%
Year Ended July 31, 1998        5.63%      416,544     0.77%       4.74%        0.90%        10.73%
------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized
(d) Not Annualized
(e) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                          Investment Activities                   Distributions
                                   ------------------------------------ --------------------------------

                         Net Asset             Net Realized                                               Net Asset
                          Value,      Net     and Unrealized Total from    Net       Net                   Value,
                         Beginning Investment Gains (Losses) Investment Investment Realized     Total      End of    Total
                         of Period   Income   on Investments Activities   Income    Gains   Distributions  Period   Return*
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (d)     $10.39     $0.13        $ 0.08       $0.21      $(0.13)   $(0.05)    $(0.18)     $10.42    2.05%(c)
Year Ended July 31, 2002   10.18      0.29          0.21        0.50       (0.29)       --      (0.29)      10.39    4.98%
Year Ended July 31, 2001    9.86      0.35          0.32        0.67       (0.35)       --      (0.35)      10.18    6.89%
Year Ended July 31, 2000    9.95      0.35         (0.04)       0.31       (0.35)    (0.05)     (0.40)       9.86    3.19%
Year Ended July 31, 1999   10.09      0.34         (0.09)       0.25       (0.34)    (0.05)     (0.39)       9.95    2.44%
Year Ended July 31, 1998   10.17      0.35         (0.02)       0.33       (0.35)    (0.06)     (0.41)      10.09    3.36%
------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (d)     $10.45     $0.15        $ 0.08       $0.23      $(0.15)   $(0.05)    $(0.20)     $10.48    2.17%(c)
Year Ended July 31, 2002   10.23      0.32          0.22        0.54       (0.32)       --      (0.32)      10.45    5.33%
Year Ended July 31, 2001    9.91      0.38          0.32        0.70       (0.38)       --      (0.38)      10.23    7.15%
Year Ended July 31, 2000   10.00      0.37         (0.04)       0.33       (0.37)    (0.05)     (0.42)       9.91    3.44%
Year Ended July 31, 1999   10.15      0.37         (0.10)       0.27       (0.37)    (0.05)     (0.42)      10.00    2.60%
Year Ended July 31, 1998   10.21      0.38            --        0.38       (0.38)    (0.06)     (0.44)      10.15    3.83%
------------------------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                         ---------------------------------------------------------------
                                                   Ratio of Net
                                        Ratio of    Investment    Ratio of
                          Net Assets,   Expenses      Income      Expenses
                         End of Period to Average   to Average   to Average   Portfolio
                            (000's)    Net Assets   Net Assets  Net Assets** Turnover (a)
-----------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (d)       $ 2,317       0.98%(b)     2.50%(b)     1.59%(b)     3.87%
Year Ended July 31, 2002      2,157       0.98%        2.82%        1.61%       37.24%
Year Ended July 31, 2001      1,732       0.98%        3.48%        1.63%       73.06%
Year Ended July 31, 2000      1,458       0.98%        3.57%        1.63%       42.57%
Year Ended July 31, 1999        878       0.98%        3.35%        1.63%       18.40%
Year Ended July 31, 1998        478       1.01%        3.50%        1.62%       47.55%
-----------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (d)       $51,948       0.73%(b)     2.75%(b)     0.84%(b)     3.87%
Year Ended July 31, 2002     49,599       0.73%        3.06%        0.86%       37.24%
Year Ended July 31, 2001     39,857       0.73%        3.73%        0.88%       73.06%
Year Ended July 31, 2000     41,371       0.73%        3.80%        0.88%       42.57%
Year Ended July 31, 1999     47,668       0.73%        3.61%        0.88%       18.40%
Year Ended July 31, 1998     52,185       0.76%        3.75%        0.87%       47.55%
-----------------------------------------------------------------------------------------

*   Excludes sales charge for class A.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized
(c) Not Annualized
(d) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- INTERNATIONAL STOCK FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                  Investment Activities                    Distributions
                                         --------------------------------------  --------------------------------

                               Net Asset                Net Realized                                               Net Asset
                                Value,        Net      and Unrealized Total from    Net       Net                   Value,
                               Beginning  Investment   Gains (Losses) Investment Investment Realized     Total      End of
                               of Period Income (Loss) on Investments Activities   Income    Gains   Distributions  Period
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (g)           $ 6.37      $(0.04)        $(0.69)      $(0.73)     $--      $   --     $   --      $ 5.64
Year Ended July 31, 2002          8.15       (0.04)         (1.74)       (1.78)      --          --         --        6.37
Year Ended July 31, 2001         14.55       (0.05)         (3.77)       (3.82)      --       (2.58)     (2.58)       8.15
Year Ended July 31, 2000         11.96        0.05           3.03         3.08       --       (0.49)     (0.49)      14.55
Period Ended July 31, 1999 (b)   10.09          --           1.87         1.87       --          --         --       11.96
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (g)           $ 6.18      $(0.05)        $(0.67)      $(0.72)     $--      $   --     $   --      $ 5.46
Year Ended July 31, 2002          7.94       (0.07)         (1.69)       (1.76)      --          --         --        6.18
Year Ended July 31, 2001         14.35       (0.11)         (3.72)       (3.83)      --       (2.58)     (2.58)       7.94
Year Ended July 31, 2000         11.90        0.04           2.90         2.94       --       (0.49)     (0.49)      14.35
Period Ended July 31, 1999 (c)   10.20       (0.02)          1.72         1.70       --          --         --       11.90
-----------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (g)           $ 6.44      $(0.01)        $(0.71)      $(0.72)     $--      $   --     $   --      $ 5.72
Year Ended July 31, 2002          8.19       (0.01)         (1.74)       (1.75)      --          --         --        6.44
Year Ended July 31, 2001         14.59       (0.02)         (3.80)       (3.82)      --       (2.58)     (2.58)       8.19
Year Ended July 31, 2000         11.98       (0.06)          3.16         3.10       --       (0.49)     (0.49)      14.59
Period Ended July 31, 1999 (d)   10.00          --           1.98         1.98       --          --         --       11.98
-----------------------------------------------------------------------------------------------------------------------------

                                                                Ratios/Supplemental Data
                                           -----------------------------------------------------------------
                                                                     Ratio of Net
                                                          Ratio of    Investment      Ratio of
                                            Net Assets,  Expenses to Income (Loss)  Expenses to
                                  Total    End of Period   Average    to Average      Average     Portfolio
                                 Return*      (000's)    Net Assets   Net Assets    Net Assets** Turnover (a)
-------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (g)          (11.46%)(f)   $    854       1.90%(e)     (0.77%)(e)     2.50%(e)     89.78%
Year Ended July 31, 2002       (21.84%)         1,137       1.81%        (0.15%)        2.44%       244.40%
Year Ended July 31, 2001       (29.92%)         2,210       1.75%        (0.41%)        2.39%       213.53%
Year Ended July 31, 2000        25.62%          4,362       1.66%        (0.58%)        2.30%       214.18%
Period Ended July 31, 1999 (b)  18.53%(f)         265       1.94%(e)     (0.19%)(e)     2.61%(e)    156.46%
-------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (g)          (11.65%)(f)   $    498       2.65%(e)     (1.41%)(e)     2.75%(e)     89.78%
Year Ended July 31, 2002       (22.17%)           612       2.56%        (0.95%)        2.69%       244.40%
Year Ended July 31, 2001       (30.48%)           860       2.50%        (1.15%)        2.64%       213.53%
Year Ended July 31, 2000        24.56%          1,202       2.43%        (1.10%)        2.57%       214.18%
Period Ended July 31, 1999 (c)  16.67%(f)         102       2.76%(e)     (1.08%)(e)     2.91%(e)    156.46%
-------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (g)          (11.18%)(f)   $ 51,543       1.65%(e)     (0.43%)(e)     1.75%(e)     89.78%
Year Ended July 31, 2002       (21.37%)        50,422       1.56%         0.03%         1.69%       244.40%
Year Ended July 31, 2001       (29.82%)        79,177       1.50%        (0.14%)        1.64%       213.53%
Year Ended July 31, 2000        25.65%        109,962       1.45%        (0.49%)        1.59%       214.18%
Period Ended July 31, 1999 (d)  19.90%(f)      81,253       1.65%(e)      0.03%(e)      1.79%(e)    156.46%
-------------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(d) Period from December 2, 1998 (commencement of operations) to July 31, 1999.
(e) Annualized
(f) Not Annualized
(g) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- VALUE FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)


                                            Investment Activities                         Distributions
                                   --------------------------------------  --------------------------------------------

                         Net Asset                Net Realized                                                Net Asset
                          Value,        Net      and Unrealized Total from    Net        Net                   Value,
                         Beginning  Investment   Gains (Losses) Investment Investment  Realized     Total      End of
                         of Period Income (Loss) on Investments Activities   Income     Gains   Distributions  Period
------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (h)     $ 7.02      $ 0.04         $(0.56)      $(0.52)    $(0.04)    $   --     $(0.04)     $ 6.46
Year Ended July 31, 2002    9.13        0.04          (2.11)       (2.07)     (0.04)        --      (0.04)       7.02
Year Ended July 31, 2001   10.73        0.04          (0.22)       (0.18)     (0.05)     (1.37)     (1.42)       9.13
Year Ended July 31, 2000   10.37        0.03           0.50         0.53      (0.04)     (0.13)     (0.17)      10.73
Period Ended
 July 31, 1999 (b)         10.05        0.01           0.78         0.79      (0.02)     (0.45)     (0.47)      10.37
------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (h)     $ 6.93      $ 0.01         $(0.55)      $(0.54)    $(0.01)    $   --     $(0.01)     $ 6.38
Year Ended July 31, 2002    9.04       (0.02)         (2.09)       (2.11)        --         --         --        6.93
Year Ended July 31, 2001   10.65       (0.02)         (0.22)       (0.24)        --(e)   (1.37)     (1.37)       9.04
Year Ended July 31, 2000   10.34       (0.03)          0.47         0.44         --(e)   (0.13)     (0.13)      10.65
Period Ended
 July 31, 1999 (c)          9.90       (0.01)          0.91         0.90      (0.01)     (0.45)     (0.46)      10.34
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (h)     $ 7.03      $ 0.04         $(0.56)      $(0.52)    $(0.04)    $   --     $(0.04)     $ 6.47
Year Ended July 31, 2002    9.15        0.06          (2.12)       (2.06)     (0.06)        --      (0.06)       7.03
Year Ended July 31, 2001   10.74        0.07          (0.22)       (0.15)     (0.07)     (1.37)     (1.44)       9.15
Year Ended July 31, 2000   10.38        0.07           0.49         0.56      (0.07)     (0.13)     (0.20)      10.74
Period Ended
 July 31, 1999 (d)         10.00        0.04           0.83         0.87      (0.04)     (0.45)     (0.49)      10.38
------------------------------------------------------------------------------------------------------------------------

                                                          Ratios/Supplemental Data
                                     -----------------------------------------------------------------
                                                               Ratio of Net
                                                    Ratio of    Investment      Ratio of
                                      Net Assets,   Expenses   Income (Loss)    Expenses
                            Total    End of Period to Average   to Average     to Average   Portfolio
                           Return*      (000's)    Net Assets   Net Assets    Net Assets** Turnover (a)
-------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (h)     (7.49%)(g)   $  1,866       1.32%(f)      1.05%(f)      1.82%(f)     29.63%
Year Ended July 31, 2002 (22.74%)         2,032       1.30%         0.48%         1.82%        48.18%
Year Ended July 31, 2001  (1.66%)         2,504       1.31%         0.49%         1.85%        79.05%
Year Ended July 31, 2000   5.21%          1,355       1.30%         0.30%         1.85%       120.42%
Period Ended
 July 31, 1999 (b)         7.81%(g)         178       1.60%(f)     (0.01%)(f)     2.15%(f)    113.72%
-------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (h)     (7.80%)(g)   $  1,133       2.07%(f)      0.31%(f)      2.07%(f)     29.63%
Year Ended July 31, 2002 (23.34%)         1,427       2.05%        (0.28%)        2.07%        48.18%
Year Ended July 31, 2001  (2.25%)         1,544       2.06%        (0.26%)        2.10%        79.05%
Year Ended July 31, 2000   4.30%          1,018       2.06%        (0.37%)        2.10%       120.42%
Period Ended
 July 31, 1999 (c)         8.94%(g)         472       2.44%(f)     (0.71%)(f)     2.48%(f)    113.72%
-------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (h)     (7.36%)(g)   $204,673       1.07%(f)      1.30%(f)      1.07%(f)     29.63%
Year Ended July 31, 2002 (22.59%)       198,862       1.05%         0.71%         1.07%        48.18%
Year Ended July 31, 2001  (1.34%)       231,106       1.06%         0.76%         1.10%        79.05%
Year Ended July 31, 2000   5.44%        203,366       1.05%         0.66%         1.09%       120.42%
Period Ended
 July 31, 1999 (d)         8.56%(g)      75,464       1.28%(f)      0.40%(f)      1.32%(f)    113.72%
-------------------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Period from December 13, 1998 (commencement of operations) to July 31, 1999.
(d) Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(e) Less than $0.01 per share.
(f) Annualized
(g) Not Annualized
(h) Unaudited

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS -- SMALL CAP FUND

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                          Investment Activities                   Distributions
                                   -----------------------------------  ---------------------------------

                         Net Asset    Net      Net Realized                                                Net Asset
                          Value,   Investment and Unrealized Total from    Net        Net                   Value,
                         Beginning   Income   Gains (Losses) Investment Investment  Realized     Total      End of     Total
                         of Period   (Loss)   on Investments Activities   Income     Gains   Distributions  Period    Return*
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (h)     $12.15     $ 0.01       $(0.53)      $(0.52)    $(0.02)    $(1.47)    $(1.49)     $10.14    (4.56%)(g)
Year Ended July 31, 2002   13.47       0.03        (0.36)       (0.33)     (0.03)     (0.96)     (0.99)      12.15    (2.72%)
Year Ended July 31, 2001   10.40       0.05         3.90         3.95      (0.08)     (0.80)     (0.88)      13.47    40.28%
Year Ended July 31, 2000   10.66       0.02         0.10         0.12      (0.03)     (0.35)     (0.38)      10.40     1.51%
Period Ended
 July 31, 1999 (b)         10.07      (0.01)        0.60         0.59         --         --         --       10.66     5.91%(g)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (h)     $11.92     $(0.02)      $(0.53)      $(0.55)    $   --     $(1.47)    $(1.47)     $ 9.90    (4.96%)(g)
Year Ended July 31, 2002   13.29      (0.06)       (0.35)       (0.41)        --(e)   (0.96)     (0.96)      11.92    (3.38%)
Year Ended July 31, 2001   10.31      (0.03)        3.82         3.79      (0.01)     (0.80)     (0.81)      13.29    38.92%
Year Ended July 31, 2000   10.61      (0.03)        0.08         0.05         --(e)   (0.35)     (0.35)      10.31     0.85%
Period Ended
 July 31, 1999 (c)          9.78      (0.03)        0.86         0.83         --         --         --       10.61     8.56%(g)
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (h)     $12.18     $ 0.04       $(0.54)      $(0.50)    $(0.04)    $(1.47)    $(1.51)     $10.17    (4.45%)(g)
Year Ended July 31, 2002   13.49       0.06        (0.35)       (0.29)     (0.06)     (0.96)     (1.02)      12.18    (2.47%)
Year Ended July 31, 2001   10.42       0.08         3.88         3.96      (0.09)     (0.80)     (0.89)      13.49    40.34%
Year Ended July 31, 2000   10.67       0.05         0.10         0.15      (0.05)     (0.35)     (0.40)      10.42     1.82%
Period Ended
 July 31, 1999 (d)         10.00         --         0.67         0.67         --         --         --       10.67     6.75%(g)
---------------------------------------------------------------------------------------------------------------------------------

                                              Ratios/Supplemental Data
                         -----------------------------------------------------------------
                                                   Ratio of Net
                                        Ratio of    Investment      Ratio of
                          Net Assets,   Expenses   Income (Loss)    Expenses
                         End of Period to Average   to Average     to Average   Portfolio
                            (000's)    Net Assets   Net Assets    Net Assets** Turnover (a)
-------------------------------------------------------------------------------------------
CLASS A
Six Months Ended
 January 31, 2003 (h)       $ 1,181       1.60%(f)      0.24%(f)      2.20%(f)    47.73%
Year Ended July 31, 2002      1,265       1.58%         0.20%         2.20%       81.67%
Year Ended July 31, 2001      1,245       1.65%         0.31%         2.29%       90.31%
Year Ended July 31, 2000        330       1.66%         0.30%         2.31%       98.73%
Period Ended
 July 31, 1999 (b)               93       1.84%(f)     (0.26%)(f)     2.50%(f)    60.08%
-------------------------------------------------------------------------------------------
CLASS B
Six Months Ended
 January 31, 2003 (h)       $ 1,838       2.35%(f)     (0.51%)(f)     2.45%(f)    47.73%
Year Ended July 31, 2002      2,013       2.33%        (0.61%)        2.44%       81.67%
Year Ended July 31, 2001        890       2.40%        (0.46%)        2.54%       90.31%
Year Ended July 31, 2000        214       2.41%        (0.45%)        2.55%       98.73%
Period Ended
 July 31, 1999 (c)               82       2.59%(f)     (1.00%)(f)     2.73%(f)    60.08%
-------------------------------------------------------------------------------------------
CLASS Y
Six Months Ended
 January 31, 2003 (h)       $59,650       1.35%(f)      0.52%(f)      1.45%(f)    47.73%
Year Ended July 31, 2002     68,001       1.33%         0.47%         1.45%       81.67%
Year Ended July 31, 2001     53,558       1.40%         0.67%         1.54%       90.31%
Year Ended July 31, 2000     36,962       1.41%         0.52%         1.55%       98.73%
Period Ended
 July 31, 1999 (d)           31,812       1.52%(f)      0.08%(f)      1.66%(f)    60.08%
-------------------------------------------------------------------------------------------

* Excludes sales charge for class A and contingent deferred sales charge for class B.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(d) Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(e) Less than $0.01 per share.
(f) Annualized
(g) Not Annualized
(h) Unaudited

                      See notes to financial statements.

INVESTMENT ADVISER
The Asset Management Group of Bank of Hawaii
111 South King Street
Honolulu, HI 96813


SUB-ADVISERS
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92102


First State (Hong Kong) LLC
3 Exchange Square
8 Connaught Place Central
Hong Kong


DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219


LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071


INDEPENDENT AUDITORS
Ernst & Young LLP
41 South High Street, Suite 1100
Columbus, OH 43215


ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219


                        [LOGO OF Pacific Capital Funds]


The Pacific Capital Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Pacific Capital Funds, which you should read carefully before you invest or send money.

PCR-0008                                                                    3/03